                              BRIDGEWAY FUNDS, INC.

                       Statement of Additional Information

                             Dated October 27, 2006,
                            as amended March 6, 2007

This Statement of Additional  Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus of Bridgeway Funds, Inc.  ("Bridgeway
Funds"),  dated October 27, 2006. This SAI relates to each series (each a "Fund"
and  collectively,  the "Funds") of Bridgeway  Funds  listed  below.  All eleven
Funds, listed below, are discussed in the Prospectus and the SAI.

    1.   Aggressive Investors 1 Fund         7.   Small-Cap Value Fund
    2.   Aggressive Investors 2 Fund         8.   Large-Cap Growth Fund
    3.   Ultra-Small Company Fund            9.   Large-Cap Value Fund
    4.   Ultra-Small Company Market Fund     10.  Blue Chip 35 Index Fund
    5.   Micro-Cap Limited Fund              11.  Balanced Fund
    6.   Small-Cap Growth Fund

A copy of the Prospectus may be obtained  directly from Bridgeway  Funds at 5615
Kirby Drive, Suite 518, Houston, Texas 77005-2448, telephone 800-661-3550, or in
Houston 713-661-3500, or from our website at www.bridgeway.com.

Each Fund's  audited  financial  statements,  included in its most recent annual report to shareholders,  are expressly incorporated by reference and made a part of this SAI.

                                TABLE OF CONTENTS

                                                                         Page
History of Bridgeway Funds                                                 2
Investment Objectives                                                      2
Investment Strategies                                                      3
Risk Factors                                                               5
Investment Policies and Restrictions                                      10
Closed Fund Status Definitions                                            13
Allocation of Investment Decisions                                        14
Management of Bridgeway Funds                                             15
Proxy Voting Policies                                                     19
Disclosure of Portfolio Holdings                                          20
Control Persons and Principal Holders
 of Bridgeway Funds Securities                                            21
Investment Advisory and Other Services                                    22
Service Agreements                                                        41
Distribution of Fund Shares                                               42
Fund Transactions and Brokerage                                           42
Security Selection Process                                                43
Disclaimer-Center for Research in
 Security Prices                                                          44
Allocation of Trades to Clients                                           44
Net Asset Value                                                           45
Redemption in Kind                                                        46
Taxation                                                                  46
Performance Information                                                   55
General Information                                                       57
Financial Statements                                                      58
Appendix A - Proxy Voting Policy                                          59
Appendix B - Portfolio Managers                                           69

HISTORY OF BRIDGEWAY FUNDS

Bridgeway Funds,  Inc. is a Maryland  corporation,  incorporated  under the name
Bridgeway  Fund,  Inc. on October 19, 1993.  The Board of Directors of Bridgeway
Funds approved formally changing the Corporation's name to Bridgeway Funds, Inc.
on June 25,  2003.  Bridgeway  Funds is  organized  as an  open-end,  registered investment  company.  Various series of Bridgeway Funds,  Inc. were added on the dates listed below.

--------------------------------------- ------------------------------------- -------------------------------

FUND                                               INCEPTION DATE                        COMMENTS
--------------------------------------- ------------------------------------- -------------------------------
Aggressive Investors 1 Fund                        August 5, 1994               Closed to New Investors -
                                                                                See section "Closed Funds"
--------------------------------------- ------------------------------------- -------------------------------
Aggressive Investors 2 Fund                       October 31, 2001
--------------------------------------- ------------------------------------- -------------------------------
Ultra-Small Company Fund                           August 5, 1994             Closed to All Investors - See
                                                                                  section "Closed Funds"
--------------------------------------- ------------------------------------- -------------------------------
Ultra-Small Company Market Fund                    July 31, 1997
--------------------------------------- ------------------------------------- -------------------------------
Micro-Cap Limited Fund                             June 30, 1998              Closed to New Investors - See
                                                                                  section "Closed Funds"
--------------------------------------- ------------------------------------- -------------------------------
Small-Cap Growth Fund                             October 31, 2003
--------------------------------------- ------------------------------------- -------------------------------
Small-Cap Value Fund                              October 31, 2003
--------------------------------------- ------------------------------------- -------------------------------
Large-Cap Growth Fund                             October 31, 2003
--------------------------------------- ------------------------------------- -------------------------------
Large-Cap Value Fund                              October 31, 2003
--------------------------------------- ------------------------------------- -------------------------------
Blue Chip 35 Index Fund                            July 31, 1997
--------------------------------------- ------------------------------------- -------------------------------
Balanced Fund                                      June 30, 2001
--------------------------------------- ------------------------------------- -------------------------------

INVESTMENT OBJECTIVES

Aggressive Investors 1 Fund and Aggressive Investors 2 Fund

The  investment  objective  of the  Aggressive  Investors 1 Fund and  Aggressive
Investors 2 Fund is to exceed  stock  market  total  return  (primarily  through capital  appreciation)  at a level of total  risk  roughly  equal to that of the stock market over longer periods of time (three years or more). The Standard and
Poor's 500  Composite  Stock  Index,  with  dividends  reinvested  (the "S&P 500
Index") serves as a proxy for the "stock market" in this objective.

Ultra-Small  Company Fund,  Ultra-Small  Company Market Fund,  Micro-Cap Limited
Fund, Small-Cap Growth Fund, Small-Cap Value Fund, and Large-Cap Growth Fund

The investment  objective of the Ultra-Small  Company Fund,  Ultra-Small Company
Market Fund,  Micro-Cap  Limited Fund,  Small-Cap  Growth Fund,  Small-Cap Value
Fund, and Large-Cap Growth Fund is to provide long-term total return of capital, primarily through capital appreciation.

Large-Cap Value Fund and Blue Chip 35 Index Fund

The investment objective of the Large-Cap Value Fund and Blue Chip 35 Index Fund
is to provide  long-term  total  return of capital,  primarily  through  capital appreciation, and some income.

Balanced Fund

The  investment  objective  of the  Balanced  Fund is to provide a high  current return with short-term  risk less than or equal to 40% of the stock market.  The
S&P 500  Index,  with  dividends  reinvested  serves as a proxy  for the  "stock market" in this objective.

General

There can be no assurance  that any of the Funds will achieve  their  investment objectives.  No  form of  fundamental  or  technical  analysis,  including  that employed by Bridgeway Capital  Management,  Inc., the Funds' investment  adviser
(the "Adviser"),  in the actively managed Funds, has been proven conclusively to provide a risk-adjusted excess rate of return on a consistent basis.

The Adviser is always mindful of the tax implications of each investment and may engage  in  "tax  management"  of  each  Fund  when  it  appears  to be  without significant  detriment to  shareholders of non-taxable  accounts.  This practice will  sometimes  increase Fund  turnover.  The  management  style of Ultra-Small
Company  Fund,  Aggressive  Investors  1  Fund,  Aggressive  Investors  2  Fund,
Micro-Cap Limited Fund and Balanced Fund may make these Funds less tax-efficient than  Ultra-Small  Company  Market Fund and Blue Chip 35 Index Fund. The Adviser
uses similar tax management in the Small-Cap Growth Fund,  Small-Cap Value Fund,
Large-Cap Growth Fund, and Large-Cap Value Fund. Please see the "Tax Efficiency"
section of the  Prospectus  for the relative tax efficiency of each Fund and for more details.

INVESTMENT STRATEGIES

Aggressive Investors 1 Fund and Aggressive Investors 2 Fund

Aggressive  Investors 1 Fund and  Aggressive  Investors 2 Fund may use bank debt primarily for leverage.  Therefore,  full  consideration  should be given to the risks inherent in the investment techniques that the Adviser may use as outlined
in  "Risk   Factors"  in  the   Prospectus  and  this  Statement  of  Additional
Information.  Normally,  these Funds will invest approximately 100% of their net assets in common stock.  The Funds' exposure to market risk will vary over time.
Using  hedging  strategies,  their  exposure  to market  risk may be  negatively correlated to the market, or may be as high as 150% of the market as measured by each Fund's  estimated beta.  Beta is a measure of market risk contained  within the body of financial  research called modern portfolio theory. A portfolio beta of 150% means that a 1% increase (decrease) in the stock market should result in a 1.5% increase  (decrease) in the Fund.  "Negative  correlation  to the market"
means that if the market goes up, the value of the Fund goes down. These hedging strategies  are intended to maintain a more  constant  level of total risk.  For example,  if the  Adviser  feels  the  Fund  is  exposed  to an  unusually  high probability of general stock market  decline,  it might sell stock index futures to offset this risk.

The Adviser  may use up to 5% of  Aggressive  Investors  1 Fund's or  Aggressive
Investors 2 Fund's net assets to establish  positions in commodities futures and options,  except that the aggregate  initial  margins and premiums  required for establishing  such  positions in any one commodity may not exceed 2% of a Fund's net assets. Subject to these two limiting constraints and applicable laws, these
Funds  may  invest  in  commodity   futures  and  options  for  the  purpose  of
diversification in line with the stated investment objective.

Ultra-Small  Company Fund,  Ultra-Small  Company Market Fund,  Micro-Cap Limited
Fund,  Small-Cap Growth Fund,  Small-Cap Value Fund,  Large-Cap Growth Fund, and
Large-Cap Value Fund

The Ultra-Small Company Fund, Ultra-Small Company Market Fund, Micro-Cap Limited
Fund,  Small-Cap Growth Fund,  Small-Cap Value Fund,  Large-Cap Growth Fund, and
Large-Cap Value Fund may take temporary,  long, stock index futures positions to
offset  the  effect  of  cash  held  for  future   investing  or  for  potential
redemptions.  For example, assume one of these Funds were 96% invested in stocks and 4% in cash,  and it wanted to maintain  100%  exposure to market  risk,  but wanted to defer  investment of this cash to a future date. The Fund could take a long  position in stock index  futures  provided  that the  underlying  value of securities represented by the futures did not exceed the amount of Fund cash.
In no case will the use of  futures  in this way  exceed  35% of a Fund's  total assets.

Small-Cap  Growth  Fund,  Small-Cap  Value  Fund,  Large-Cap  Growth  Fund,  and
Large-Cap Value Fund

The  Adviser  selects  stocks  within the  small-cap  growth,  small-cap  value, large-cap  growth  and  large-cap  value  categories  according  to  proprietary quantitative  models.  More than 80% of each  Fund's net assets are  invested in stocks from among those categories at the time of purchase. However, the Adviser will not necessarily sell a stock if it "migrates" to a different category after purchase.

While these four Funds are managed for  long-term  total return of capital,  the
Adviser seeks to minimize  capital gains  distributions as part of this strategy through the  aggressive  use of tax  management  techniques.  For  example,  the
Adviser tracks tax lots and  periodically  harvests tax losses to offset capital gains from stock  sales or  mergers.  Successful  application  of this method is intended to result in more tax efficient funds than would otherwise be the case.
Excluding  turnover related to tax management,  these Funds should normally have lower turnover and be more stable in composition  than Bridgeway Funds' actively managed (high turnover) Funds.

The  income  objective  of the  Large-Cap  Value Fund is a  secondary  objective achieved almost exclusively from dividends paid by Fund stocks. However, not all
Large-Cap Value Fund stocks pay dividends.

Blue Chip 35 Index Fund

The Blue Chip 35 Index Fund seeks to track the  Bridgeway  Ultra-Large  35 Index with a degree of accuracy  resulting in a  correlation  coefficient  between the
Fund and the underlying  index of at least 0.95.  When this standard is not met, the Adviser will apprise Bridgeway Funds' Board of Directors of proposed actions and timeframes to bring the Fund back into line with the standard.

Balanced Fund

The Balanced Fund may write (sell) option  contracts.  In return for the premium received,  a covered  call  option  writer,  during the term of the  option,  is subject to the risk of losing the potential for capital  appreciation  above the exercise  price.  The writer has no control over the time when he has to fulfill his obligation as a writer of the option.  Once an option writer has received an exercise  notice,  he cannot effect a closing  purchase  transaction.  If a call option expires  unexercised,  the covered  option writer  realizes a gain in the amount  of the  premium  received,  although  there  may  have  been  a  decline
(unrealized  loss) in the market  value of the  underlying  security  during the option  period which may exceed such gain.  If the covered  option writer has to sell the  underlying  security  because of the  exercise of a call  option,  the writer will realize a gain or loss from the sale of the underlying security with the proceeds being increased by the amount of the premium.

The Balanced Fund may also write secured put options  either to earn  additional option  premiums  (anticipating  that the price of the underlying  security will remain stable or rise during the option period and the option will therefore not be  exercised)  or to acquire  the  underlying  security at a net cost below the current  value.  Secured  put option  writing  entails  the Fund's sale of a put option to a third  party for a premium  and the  Fund's  concurrent  deposit  of liquid assets (cash or U.S.  government  securities)  into a segregated  account equal to the option's  exercise price. A put option gives the buyer the right to put (sell) the stock  underlying the option to the Fund at the exercise price at any time during a specified time period.

The Balanced Fund will only write secured put options in  circumstances in which the Fund desires to acquire the security  underlying  the option at the exercise price  specified  in the option.  Put  options  written by a Fund are listed for trading  on one or more  domestic  securities  exchanges  and are  issued by the
Options  Clearing  Corporation  (the  "OCC").  When the Fund writes  secured put options, it bears the risk of loss if the value of the underlying stock declines below the exercise  price.  If the option is  exercised,  the Fund could incur a loss if it is  required  to purchase  the stock  underlying  the put option at a price  significantly  greater than the current  market  price of the stock.  The
Fund's  potential gain on a put option is limited to the interest earned on the liquid assets securing the put option,  plus the premium  received from the  purchaser  of the put option.  The Fund also risks a loss equal to the entire value of the stock.

RISK FACTORS

A discussion of risk for each of the Funds appears in the Prospectus.

Securities Lending

The Funds may lend their  securities  to brokers or dealers,  provided  any such loans are  continuously  secured in the form of cash or cash equivalents such as
U.S.  Treasury bills. The amount of the collateral on a current basis must equal or exceed the market value of the loaned securities,  and the Funds must be able to terminate  such loans upon notice at any time.  The Funds will exercise their right to  terminate a securities  loan in order to preserve  their right to vote upon matters of importance affecting holders of the securities.

The advantage of such loans is that the Funds continue to receive the equivalent of the interest  earned or dividend  payments  paid by the issuers on the loaned securities  while at the same time  earning  interest on the cash or  equivalent collateral  that  may be  invested  in  accordance  with the  Funds'  investment objectives, policies, and restrictions.

Securities  loans  are  usually  made  to  broker-dealers  and  other  financial institutions  to  facilitate  their  delivery  of such  securities.  As with any extension of credit,  there may be risks of delay in recovery and possibly  loss of rights in the loaned  securities should the borrower of the loaned securities fail financially. However, the Funds will make loans of their securities only to those  firms  the  Adviser  deems  creditworthy  and only on terms  the  Adviser believes  compensate  for such risk. On termination of the loan, the borrower is obligated to return the  securities  to the Fund.  The Funds will  recognize any gain or loss in the market value of the securities during the loan period.

Registered Investment Companies

Each Fund may invest up to 10% of the value of its total assets in securities of
other  investment   companies   (except  as  otherwise   indicated  below  under
"Exchange-Traded Funds"). The Funds may invest in any type of investment company consistent with the Fund's investment objective and policies. The Funds will not acquire securities of any one investment company if, immediately thereafter, the
Fund  would  own  more  than  3% of  such  company's  total  outstanding  voting securities,  securities  issued by such company would have an aggregate value in excess of 5% of the Fund's total assets,  or  securities  issued by such company and securities held by the Fund issued by other investment  companies would have an aggregate  value in excess of 10% of the Fund's total  assets.  To the extent the Funds invest in other  investment  companies,  the shareholders of the Funds would  indirectly  pay a  portion  of the  operating  costs  of  the  investment companies.  Notwithstanding the limitations described above, a Fund may purchase or redeem,  without  limitation,  shares of any affiliated or unaffiliated money market funds,  including  unregistered  money market funds,  so long as the Fund does not pay a sales load or service fee in connection  with the purchase,  sale or  redemption  or if such fees are paid,  the  Fund's  Adviser  must  waive its advisory fee in an amount  necessary to offset the amounts paid.  Investments in unregistered money market funds also are subject to certain other limitations as described in Rule 12d1-1 of the 1940 Act.

Exchange-Traded Funds

The Funds  may  purchase  shares of  exchange-traded  funds  ("ETFs").  ETFs are open-end  investment  companies or unit  investment  trusts that are  registered under the  Investment  Company  Act of 1940.  The  shares of ETFs are listed and traded on stock  exchanges at market prices.  Since ETF shares can be bought and sold like stocks  throughout  the day,  the Funds may invest in ETFs in order to place  short-term  cash in  market-based  securities  instead of short-term cash instruments,  achieve  exposure  to a broad  basket  of  securities  in a single transaction,  or for other reasons. Pursuant to an exemptive order issued by the
SEC, under certain circumstances the Funds may invest more than 10% of their net assets in certain ETFs,  subject to their  investment  objectives,  policies and strategies as described in the prospectus.

An  investment  in an ETF  generally  presents  the  same  primary  risks  as an investment in a conventional  fund (i.e.,  one that is not exchange traded) that has the same investment  objectives,  strategies,  and policies. The price of an
ETF can fluctuate up or down, and the Fund could lose money  investing in an ETF if the prices of the securities owned by the ETF go down. In addition,  ETFs are subject to the following risks that do not apply to conventional  funds: (1) the market  price of an ETF's shares may trade above or below their net asset value;
(2) an  active  trading  market  for an  ETF's  shares  may  not  develop  or be maintained;  or (3)  trading  of an ETF's  shares  may be halted if the  listing exchange's officials deem such action appropriate, the shares are de-listed from the exchange,  or the activation of market-wide  "circuit  breakers"  (which are tied to large decreases in stock prices) halts stock trading generally.

ETF Fees

As with traditional mutual funds, ETFs charge  asset-based fees,  although these fees tend to be  relatively  low.  ETFs do not charge  initial  sales charges or redemption fees and Funds pay only customary  brokerage fees to buy and sell ETF shares.

Ultra-Small Company Fund, Ultra-Small Company Market Fund, and Micro-Cap Limited
Fund

The  following  sections  give more  detailed  insights into the risk and return characteristics of Ultra-Small  Company Fund,  Ultra-Small  Company Market Fund,
and  Micro-Cap  Limited Fund  because  they invest in stocks  smaller than those generally  available  through mutual funds.  The statistics  discussed below are based on the historical  record of these financial  instruments  (asset classes)
and are not the  record of the Funds  themselves.  The  return  numbers  include reinvested  interest and  dividends,  but do not include  trading or operational costs that a mutual  fund would  incur.  The source of this data  (which is used here by  permission)  is the Center for Research in Securities  Prices  ("CRSP")
Cap-Based  Portfolios  and  Ibbotson  Associates,   STOCKS,  BONDS,  BILLS,  AND
INFLATION, 2006 YEARBOOK.

Liquidity Risk

Liquidity  risk exists when a Fund,  by itself or together  with other  accounts managed by the Adviser, holds a position in a security that is large relative to the typical  trading volume for that  security,  which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Short-Term Market Risk

Table A below indicates that the short-term volatility of ultra-small stocks (as represented  by the CRSP  Cap-Based 10  Portfolio)  has  historically  been much higher than that exhibited by large stocks,  bonds, or Treasury Bills (T-Bills).
To a  somewhat  lesser  extent,  the  same  is  true  of  micro-cap  stocks  (as represented by the CRSP  Cap-Based 9 Portfolio).  Investors  typically  think of investments that exhibit low short-term  volatility as "safe" or  "conservative"
and investments that exhibit higher short-term volatility as "risky." Because of high volatility, it would be unwise to invest any money in ultra-small stocks or micro-cap  stocks  (or  even in large  stocks),  which  an  investor  needs in a one-year time frame. Thus, much more so than other common stock mutual funds, it would be inappropriate to invest money that one needs in the near term future in
Ultra-Small Company Fund,  Ultra-Small Company Market Fund, or Micro-Cap Limited
Fund.

Table A also  indicates  that over  longer  time  periods,  investors  have been compensated for higher short-term risk with commensurably  higher returns.  This is not true in every time period.  For example,  from 1994 through  1998,  large stocks significantly outperformed small and ultra-small stocks.

                                     Table A
      Short-term Risk Characteristics of Various Asset Classes (1926-2005)
------------------------------------------------------------------------------------------------------------
                                                                                        (CRSP)
                                                                             (7)         (9)        (10)
                                                                                                     Ultra-
                                T-Bills     LT Govt.     LT Corp.  Large      Small      Micro-Cap   Small
                                             Bonds        Bonds    Stocks     Stocks       Stocks    Stocks
Average annual return             3.64%      5.45%        5.91%    10.36%     11.62%       12.01%    13.96%
Standard deviation                4.29%      9.24%        8.51%    30.15%     32.92%       34.13%    45.43%
Beta (U.S. large stocks)             NA         NA           NA       1.0        1.3          1.4       1.6
Worst calendar year                  NA      -9.2%        -8.1%    -43.3%     -49.1%       -51.8%    -55.5%
(1926-2003)
Worst calendar year                  NA      -9.2%        -8.1%    -26.5%     -36.9%       -39.3%    -41.7%
(1940-2003)

% of 1-year declines                 0%     26.25%       21.25%    28.75%     35.00%       35.00%    35.00%
% of 3-year declines                 0%     12.82%       10.26%    15.38%     16.67%       17.95%    20.51%
% of 5-year declines                 0%      7.89%        3.95%    13.16%     13.16%       14.47%    13.16%

Other Short-Term Risk

Aggressive Investors 1 Fund and Aggressive Investors 2 Fund may (1) borrow money from banks up to 50% of their net assets,  and (2) purchase and sell futures and options on stock indexes,  interest rate and currency instruments and individual securities,  among others (see "Investment Techniques" in the Prospectus.) Using
borrowed funds for investment  purposes is called "leveraging" and increases the risk of loss or gain in the value of the Fund's  assets and the net asset  value of its shares.  Aggressive  Investors 1 Fund's and Aggressive Investors 2 Fund's
higher  turnover (more frequent  trading) will expose them to increased cost and risk.

Aggressive  Investors 1 Fund and  Aggressive  Investors 2 Fund may also purchase warrants,  engage in short term trading,  invest up to 10% of their total assets in foreign securities and American Depository Receipts (ADRs) listed on American exchanges,  invest  25% of its assets in a single  security,  invest up to 5% of
Fund total assets in a closed-end investment company, lend Fund securities,  and engage  in  short  sale  transactions  either  against  the  box or by  shorting securities of other issuers. These investment techniques may subject an investor to greater than average risks and costs.

Foreign  securities  may be  affected  by the  strength  of  foreign  currencies relative to the U.S. dollar, or by political or economic developments in foreign countries.  Consequently,  they may be more volatile than U.S. securities. Short sale transactions, while limited to 20% of total assets and fully collateralized by cash or liquid  assets in segregated  accounts,  also  represent  potentially higher  risk for  Aggressive  Investors 1 Fund and  Aggressive  Investors 2 Fund
shareholders,  since  the  maximum  gain is 100% of the  initial  collateralized amount, but there is no theoretical  maximum loss.  Aggressive  Investors 1 Fund will maintain cash reserves ("100%  coverage")  equal to the market value of any short  positions  for which it does not already own shares.  These cash reserves may be invested in  interest-bearing  short-term  investments  held by Bridgeway
Funds' custodian, broker, or both.

Although  the Adviser  believes  that the  investment  techniques  it employs to manage risk in Aggressive  Investors 1 Fund and Aggressive Investors 2 Fund will further the Fund's investment  objectives and reduce losses that might otherwise occur during a time of general  decline in stock  prices,  no  assurance  can be given that these investment  techniques will achieve this result. The techniques used here would reduce losses  during a time of general stock market  decline if the Fund had previously sold futures,  bought puts on stock indexes,  or entered into short  positions in individual  securities  offsetting  some portion of the market risk.

The  Adviser  intends  to buy  and  sell  futures,  calls,  and/or  puts  in the
Aggressive  Investors  1 Fund and  Aggressive  Investors  2 Fund to  increase or decrease each Fund's  exposure to stock market risk as indicated by  statistical models.  (The Funds will not sell  uncovered  calls.) The Adviser will use these instruments  to

attempt  to  maintain  a more  constant  level of risk as  measured  by  certain statistical  indicators.  In  addition  to the use of futures  and  options  for hedging as described above, Aggressive Investors 1 Fund and Aggressive Investors
2 Fund may buy or sell any financial or commodity futures, calls, or puts listed on the major  exchanges  (CBOT,  CME, COMEX,  IMM, IOM, KCBT, MA, NYSCE,  NYCTE,
NYFE,  or NYME) for purposes of  diversification  of risk to the extent that the aggregate  initial margins and premiums  required to establish such  non-hedging positions do not exceed 5% of each Fund's net assets. Examples of such financial or commodity instruments include the Bond Buyer Municipal Index, British Pounds, crude oil, gold, and wheat, among others.

The Adviser's  goal in Aggressive  Investors 1 Fund and  Aggressive  Investors 2
Fund is to manage  these  various  risks  through  diversification  and  hedging strategies to achieve a reasonable  return at a total risk equal to or less than that of the stock  market (as  measured  by certain  statistical  measures  over periods of three years or more).

The principal  reason for writing covered calls and secured puts on a securities fund is to attempt to realize  income,  through  the  receipt of  premiums.  The option  writer  has, in return for the  premium,  given up the  opportunity  for profit from a substantial  price increase in the underlying  security so long as his obligation as a writer  continues,  but has retained the risk of loss should the price of the security decline. The option writer has no control over when he may be  required  to sell or buy his  securities,  since he may be  assigned  an exercise  notice  or  assignment  at any time  prior to the  termination  of his obligation as writer.  If an option expires  unexercised,  the writer realizes a gain in the  amount of the  premium.  Such a gain may,  in the case of a covered call  option,  be offset  by a decline  in the  market  value of the  underlying security  during the option  period.  If a call option is exercised,  the writer realizes  a gain or loss  from  the  sale of the  underlying  security.  Options written by  Aggressive  Investors  1 Fund and  Aggressive  Investors 2 Fund will normally have expiration  dates not more than nine months from the date written.
The exercise  price of the options may be below,  equal to, or above the current market prices of the underlying securities at the time the options are written.

An option  position  may be  closed  out only on an  exchange  that  provides  a secondary  market  for an option of the same  series.  Although  the Funds  will generally  purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it might not be possible to effect closing  transactions in particular options. If, as a covered call option writer,  a Fund is unable to effect a closing  purchase transaction  in a secondary  market,  it will not be able to sell the underlying security until the option  expires or it delivers the  underlying  security upon exercise.

Reasons for the absence of a liquid  secondary market on an exchange include the following:  (1) there may be insufficient  trading  interest in certain options;
(2) restrictions may be imposed by an exchange on opening transactions,  closing transactions, or both; (3) trading halts, suspensions, or other restrictions may be imposed with respect to particular classes,  series of options, or underlying securities;  (4)  unusual  or  unforeseen  circumstances  may  interrupt  normal operations on an exchange;  (5) the facilities of an exchange or the OCC may not at all times be adequate to handle current  trading  volume;  or (6) one or more exchanges could,  for economic or other reasons,  decide or be compelled at some future date to  discontinue  the trading of options  (or a  particular  class or series of options),  in which event the secondary  market thereon would cease to exist,  although  outstanding options on that Exchange which have been issued by the OCC as a result of trades on that exchange  would continue to be exercisable in accordance with their terms.

There can be no assurance that higher than anticipated  trading activity,  order flow,  or other  unforeseen  events might not, at times,  render  certain of the facilities of the OCC and the  exchanges  inadequate.  In the past,  such events have  resulted,  and may again  result,  in the  institution  by an  exchange of special procedures, such as trading rotations,  restrictions on certain types of orders, or trading halts or suspensions, with respect to one or more options, or may otherwise interfere with the timely execution of customers' orders.

Each of the exchanges has established  limitations  governing the maximum number of calls  (whether or not covered)  that may be written by a single  investor or group of  investors  acting in concert  (regardless  of

whether the options are written on the same or  different  exchanges or are held or written in one or more accounts or through one or more brokers).  An exchange may order the  liquidation of positions found to be in violation of these limits and it may impose certain other  sanctions.  At the date of the Prospectus,  the only such  limits  that may  affect the  operations  of the Funds are those that limit the writing of call options on the same underlying security by an investor or such group to 75,000 options  (7,500,000  shares),  60,000 options (6,000,000 shares),  31,500 options (3,150,000 shares),  22,500 options (2,250,000 shares), or 13,500  options  (1,350,000  shares) in each class,  regardless of expiration date. Whether the applicable limit is 75,000, 60,000, 31,500, 22,500, or 13,500, options  are  determined  by the most  recent  six-month  trading  volume of the underlying  security.  Every six  months,  each  exchange  reviews the status of underlying  securities  to determine  which limit should apply.  These  position limits may  restrict the number of options that a Fund can write on a particular security.

Each Fund may borrow from banks for short term temporary  purposes (for example, to meet a redemption). In addition, Small-Cap Growth Fund, Small-Cap Value Fund,
Large-Cap  Growth  Fund,  Large-Cap  Value  Fund and Blue Chip 35 Index Fund may
borrow from banks for the purpose of making short sales "against the box" (short sales of  securities  owned.) A short sale  against the box would happen only in the event that  redemptions  would  otherwise  cause a  distribution  of capital gains.

Long-Term Risk

While most of the  statistics in Table A are  intuitive  (an investor  generally obtains higher returns only when taking on more risk), there are some surprising risk  characteristics  of the asset classes over the longer time frames.  Assets that appear "safe" over the short term have been particularly  vulnerable to the effects of  inflation  in the long  term.  Table B  presents  the worst  16-year cumulative  inflation-adjusted  return for each of these  assets  along with the percentage  of 16-year  periods from 1926 to 2005 for which returns did not keep up with inflation.  On this basis,  stocks do better than T-Bills and bonds, but ultra-small stocks excel.  While ultra-small  stocks have historically  declined further  in a  downturn,  they have also  generally  come  back  faster  after a decline.  However,  past  performance  does not guarantee  future  results.  The
Adviser's  overall  conclusion  is that  ultra-small  stocks  are too  risky for short-term  investments,  but  may  be  an  excellent  hedge  against  long-term inflation for an investor  willing to tolerate the  year-to-year  volatility one will most likely experience over any 16-year period.

                                     Table B
 Long-term Risk Characteristics of Various Asset Classes Adjusted for Inflation
                                   (1926-2005)
----------------------------------------------------------------------------------------------------------
                                                                                  (CRSP)
----------------------------------------------------------------------------------------------------------
                                                                        (7)        (9)          (10)
----------------------------------------------------------------------------------------------------------
                                      LT Govt.   LT Corp.      Large     Small    Micro-Cap   Ultra-Small
                           T-Bills       Bonds      Bonds     Stocks    Stocks       Stocks        Stocks
Worst 16-year period        -43.9%      -49.4%     -46.5%     -14.6%     -4.5%       -16.3%          8.4%
% 16-year declines           25.3%       41.8%      31.6%       1.3%      1.3%         1.3%          0.0%

Balanced Fund

The Balanced  Fund may invest in bonds thus  exposing it to interest  rate risk, credit risk,  and  prepayment  risk.  Interest rate risk means that bonds may go down in value when interest  rates rise.  Credit risk means that the issuer of a bond may not be able to pay interest and  principal  when due.  Prepayment  risk means that the mortgage securities held by the Fund may be adversely affected by changes in prepayment rates on the underlying mortgages.

The  Balanced  Fund may also  purchase  warrants,  invest up to 10% of its total assets in foreign securities and American  Depository  Receipts (ADRs) listed on
American exchanges,  invest 25% of its assets in a single security, invest up to
5%  of  Fund  total  assets  in  a  closed-end  investment  company,  lend  Fund securities,  and engage in short sale transactions  either against the box or by shorting securities of other issuers. These investment techniques may subject an investor to greater than  average  risks and costs.  The Balanced  Fund may also purchase or sell any  financial  (but not  commodity)  futures,  puts,  or calls within the scope of its investment objective and strategy. These instruments can be used to hedge away the effects of cash,

manage market risk,  dampen  volatility in line with its  investment  objective, arbitrage the difference  between stocks and futures and create synthetic option positions.  Options and futures can be volatile  investments and may not perform as expected.

The Adviser's goal in the Balanced Fund is to manage these various risks through diversification and hedging strategies to achieve a reasonable return with short term risk less than or equal to 40% of the stock  market (as measured by certain statistical measures over monthly periods.) No assurance can be given that these investment  techniques  will achieve the  objectives  of higher  return or equal risk.

General

Shareholders  of any Fund could also bear  higher  risk  through  the lending of securities. If the borrowing broker failed to perform, the Fund might experience delays in  recovering  its assets (even though fully  collateralized);  the Fund would  bear the risk of loss  from any  interim  change  in  securities  prices.
Collateral  for  securities  lent will be invested in money market or short term
Treasury securities.

A Fund's possible need to sell securities to cover redemptions  could, at times, force it to dispose of positions on a disadvantageous basis. The Adviser manages this risk in the following ways:

     o    in Aggressive Investors 1 Fund, Ultra-Small Company Fund and Micro-Cap
          Limited Fund by its low closing commitment,
     o    in  Ultra-Small  Company  Market  Fund and Blue Chip 35 Index  Fund by
          imposing a redemption fee under certain circumstances,
     o    in all Funds by strongly discouraging  investment by market timers and other investors who would sell in a market downturn,
     o    in all Funds by participating in the ReFlow program and using lines of credit,
     o    in all  Funds,  except  Aggressive  Investors  1 Fund  and  Aggressive
          Investors 2 Fund, by limiting exposure to any one security, and
     o    in all Funds by maintaining some very liquid stocks.

Fund Turnover Rate Considerations

In Aggressive Investors 1 Fund,  Aggressive Investors 2 Fund, and Balanced Fund,
turnover will likely be higher than 100% but no more than 500%,  which is higher than  most  aggressive  growth  and  balanced  funds.  A 500% Fund  turnover  is equivalent to the sale and  repurchase of all of the securities in the Fund five times  during  the year.  Consequently,  a Fund may incur  higher  than  average trading  costs and may incur  higher  shareholder  taxes  for  non-tax  deferred accounts. During fiscal year ending June 30, 2006, turnover rates for Aggressive
Investors 1 Fund,  Aggressive  Investors 2 Fund, and Balanced Fund were 127.6.%,
89.1%, and 51.3%, respectively.

INVESTMENT POLICIES AND RESTRICTIONS

Each Fund has adopted the following restrictions (in addition to those indicated
in its  Prospectus)  as  fundamental  policies  that  cannot be changed  without approval of a majority of its outstanding voting  securities.  As defined in the
Investment Company Act of 1940 (the "1940 Act"), this means the affirmative vote of the lesser of (1) 67% or more of the shares of the Fund present at a meeting, if more than 50% of the  outstanding  shares are  represented  at the meeting in person or by proxy, or (2) more than 50% of the outstanding shares of the Fund.

As indicated in the following list, each Fund  may not:

     1.   Purchase  securities on margin,  except short-term credits that may be necessary for the clearance of transactions.

     2.   Make short sales of  securities  or maintain a short  position if such sales  or  positions  exceed  20%  of  a  Fund's  total  assets  under management;  except  for the  Balanced  Fund  which may not make short

                                       10

          sales of securities or maintain short positions if such short sales or positions exceed 35% of its total assets under management.

     3.   Issue senior securities, except that any Fund may borrow, on a secured or  unsecured  basis  from  banks.  Aggressive  Investors  1 Fund  and
          Aggressive Investors 2 Fund may borrow on a secured or unsecured basis from banks up to 50% of net assets (not including the amount borrowed)
          for the purchase of securities,  and any Fund may borrow, on a secured or  unsecured  basis  from  banks,  up to 5% of its total  assets  for temporary or emergency purposes.  In addition,  Small-Cap Growth Fund,
          Small-Cap Value Fund, Large-Cap Growth Fund, Large-Cap Value Fund, and
          Blue Chip 35 Index Fund may borrow  from banks up to 50% of net assets for the  purpose of selling a security  short  "against  the box" on a temporary basis to avoid capital gains distributions.

     4.   Invest in options or futures  in  individual  stocks if the  aggregate
          initial   margins  and  premiums   required  for   establishing   such
          non-hedging   positions   exceed  5%  of  net  assets.   In  addition,
          Ultra-Small Company Fund,  Ultra-Small Company Market Fund,  Micro-Cap
          Limited  Fund,  and Blue  Chip 35 Index  Fund  may not  invest  in any options  (unless  otherwise noted in the Prospectus) but may invest in futures of stock market indices and individual  stocks as described in the Prospectus.  For purposes of calculating the 5% limit, options and futures on  individual  stocks are excluded as long as the  equivalent stock  position in the  underlying  stock  meets all other  investment restrictions.

     5.   Invest  in  options  or  futures  on  individual  commodities  if  the aggregate  initial margins and premiums required for establishing such positions  exceed  2% of net  assets.  In  addition,  only  Aggressive
          Investors  1 Fund and  Aggressive  Investors  2 Fund may invest in any commodity options or futures.

     6.   Buy or sell real estate, real estate limited partnership  interests or other  interest  in real estate  (although  it may  purchase  and sell securities that are secured by real estate and securities or companies which invest or deal in real estate.)

     7.   Make loans  (except for purchases of publicly  traded debt  securities consistent  with the Fund's  investment  policies and pursuant to cash borrowing  and  lending  agreements  between and among the Funds whose shareholders have authorized such agreements);  however,  the Fund may lend its  securities  to  others  on a fully  collateralized  basis as permitted by the Securities and Exchange Commission.

     8.   Make investments for the purpose of exercising control or management.

     9.   Act as an underwriter of securities of other issuers.

     10.  Invest  25% or more of its  total  assets  (calculated  at the time of purchase and taken at market value) in any one industry.  For purposes of this calculation,  Standard Industrial  Classification  (SIC) Codes
          are used to determine into which industry a company falls.

     11.  As to 75% of the value of its total assets, invest more than 5% of the value of its total assets in the  securities  of any one issuer (other than  obligations  issued or  guaranteed by the U.S.  Government,  its agencies,  or  instrumentalities),  or  purchase  more than 10% of all outstanding voting securities of any one issuer.

Each Fund observes the following  restrictions  as a matter of operating but not fundamental policy,  pursuant to positions taken by federal and state regulatory authorities.  Non-fundamental  restrictions  may be changed without  shareholder approval.

Each Fund may not:

     12.  Purchase  any  security  if as a result  the Fund would then hold more than 10% of any class of  securities  of an issuer  (taking all common stock issues as a single class, all preferred stock issues as a single class, and all debt issues as a single class).

                                       11

     13.  Invest in  securities  of any issuer if, to the knowledge of the Fund, any of its Officers or Directors,  or those of the Adviser,  owns more than 1/2 of 1% of the outstanding  securities of such issuer, and such
          Directors who own more than 1/2 of 1% own in the  aggregate  more than
          5% of the outstanding securities of such issuer.

     14.  Invest  more  than 5% of the  value  of its  net  assets  in  warrants
          (included  in that  amount,  but not to  exceed 2% of the value of the
          Fund's net  assets,  may be  warrants  which are not listed on the New
          York or American Stock Exchanges).  However, Ultra-Small Company Fund,
          Ultra-Small  Company Market Fund,  Micro-Cap  Limited Fund,  Small-Cap
          Growth Fund,  Small-Cap Value Fund,  Large-Cap Growth Fund,  Large-Cap
          Value Fund and Blue Chip 35 Index Fund may not purchase any warrants.

     15.  Invest in oil,  gas, or  mineral-related  programs,  partnerships,  or leases.

In addition, the Blue Chip 35 Index Fund may not:

     16.  Invest in securities that would cause it to violate the Board approved policy to weight the Fund's sector composition within one and one-half percentage points of the sector composition of its index.

U.S. Government Securities

The U.S.  Government  securities  in which the Funds may invest  include  direct obligations of the U.S. Treasury,  such as Treasury bills, notes, and bonds, and
obligations   issued   or   guaranteed   by   U.S.   Government   agencies   and
instrumentalities, including securities that are supported by the full faith and credit of the United States,  such as Government  National Mortgage  Association
("GNMA") certificates,  securities that are supported by the right of the issuer to borrow from the U.S.  Treasury,  such as  securities of the Federal Home Loan
Banks, and securities  supported solely by the credit  worthiness of the issuer, such as Federal  National  Mortgage  Association  ("FNMA") and Federal Home Loan
Mortgage Corporation ("FHLMC") securities.

Closed-End Funds

Any Fund may also  invest up to 5% of its  total  assets  in  closed-end  mutual funds. These securities may sell at a premium or discount to the net asset value of their underlying securities.  While gaining further  diversification  through such investments,  the Funds will bear the additional  volatility and risk that, in addition to changes in value of the  underlying  securities in the closed-end funds, there may be additional  increase or decrease in price due to a change in the premium or discount in their market prices.  Investments in closed-end funds are also subject to the limitations  described above for investing in registered investment companies.

Foreign Securities

Except as otherwise limited in the Prospectus,  any Fund may invest up to 10% of its total assets in foreign  securities  (securities  issued by companies  whose principal place of business is located outside of the U.S. and not listed on any
U.S.  exchange).  Foreign securities carry incremental risk associated with: (1)
currency  fluctuations;  (2)  restrictions  on, and costs  associated  with, the exchange  of  currencies;  (3)  difficulty  in  obtaining  or  enforcing a court judgment abroad; (4) reduced levels of publicly available information concerning issuers;  (5)  restrictions on foreign  investment in other  jurisdictions;  (6)
reduced levels of governmental  regulation of foreign  securities  markets;  (7)
difficulties  in  transaction  settlements  and  the  effect  of this  delay  on shareholder equity; (8) foreign withholding taxes; (9) political,  economic, and similar  risks,  including  expropriation  and  nationalization;  (10) different accounting,  auditing, and financial standards; (11) price volatility;  and (12)
reduced liquidity in foreign markets where the securities also trade. While some of these risks are  reduced by  investing  only in ADRs and  foreign  securities
listed  on  American   exchanges,   even  these  foreign  securities  may  carry
substantial incremental risk.

                                       12

Cash Liquidity for Redemptions

The Funds may participate in a program  operated by ReFlow Fund, LLC ("ReFlow").
The program is designed to provide an  alternative  liquidity  source for mutual funds  experiencing  redemptions  of  their  shares.  In  order  to pay  cash to shareholders  who redeem  their  shares on a given day, a mutual fund  typically must hold  cash in its  portfolio,  liquidate  portfolio  securities,  or borrow money,  all  of  which  impose  certain  costs  on  the  fund.  ReFlow  provides participating  mutual  funds with  another  source of cash by standing  ready to purchase shares from a fund equal to the amount of the fund's net redemptions on a  given  day.  ReFlow  then  generally  redeems  those  shares  when  the  fund experiences  net  sales.  In return for this  service,  a Fund will pay a fee to
ReFlow at a rate determined by a daily auction with other  participating  mutual funds.  The costs to a Fund for  participating  in  ReFlow  are  expected  to be influenced by and comparable to the cost of other sources of liquidity,  such as the Fund's  short-term  lending  arrangements or the costs of selling  portfolio securities to meet  redemptions.  ReFlow will be prohibited  from acquiring more than 3% of the outstanding  voting  securities of any Fund. The Funds will waive any redemption fee with respect to redemptions by ReFlow.

Interfund Borrowing and Lending Program

Pursuant to an exemptive  order issued by the SEC dated May 16, 2006, a Fund may lend money to, and borrow money for temporary purposes from, other funds advised by the Fund's investment adviser, Bridgeway Capital Management, Inc. A Fund will borrow  through the  program  only when the costs are equal to or lower than the cost of bank loans. Interfund borrowings normally extend overnight, but can have a maximum  duration of seven days.  Loans may be called on one day's  notice.  A
Fund may have to borrow from a bank at a higher  interest  rate if an  interfund loan is unavailable, called or not renewed.

Swaps - Total Return Swaps

Each Fund may enter  into  total  return  swaps.  This gives a Fund the right to receive the  appreciation in value of an underlying asset in return for paying a fee to the counterparty.  The fee paid by a Fund will typically be determined by multiplying  the face value of the swap  agreement  by an  agreed-upon  interest rate. If the  underlying  asset declines in value over the term of the swap, the
Fund  would also be  required  to pay the  dollar  value of that  decline to the counterparty.  Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated by the Adviser.

CLOSED FUND STATUS DEFINITIONS

The Adviser may  recommend  that certain Funds be closed to new  investments  to control  asset flows and levels.  Information  on the  investments  permitted in
Funds  indicated as "Closed to New  Investors"  or "Closed to New  Investors and
Current  Shareholders" can be found below. With regard to closed Funds, the Fund reserves the right to make future additional exceptions that, in the judgment of
the  Adviser,   do  not  adversely  affect  its  ability  to  manage  the  Funds effectively.  For  example,  the Fund may elect to accept  defined  contribution plans that provide  regular cash flows which are  beneficial to the Fund.  These exceptions,  if any, are annually reviewed by the Funds' Board of Directors. The
Fund also  reserves  the right to reject any  purchase or refuse any  exception, including those detailed below, that the Adviser feels will adversely affect its ability to manage the Funds  effectively.  The Adviser has  established a Closed
Funds Exceptions  Committee,  which reports at least annually to the Fund Board, to review  exceptions and to maintain this policy.  A majority of this committee must approve any investments in closed funds not described  below.  Furthermore, the Board will also review the  application  of "closed  status" with respect to the  Advisor's  separately  managed  accounts  in the same  style  as a Fund.  A specific style (such as "Aggressive  Investors 1") would  typically be closed to new  separate  accounts  at the same time as the fund  closes  to new  accounts.
However,  additional  "capacity"  of a style  could be  opened  to new  separate accounts and not new fund accounts if certain conditions are met.

Eligible  Investments  into  Funds  Closed  to New  Investors  (Open to  Current
Accounts)

                                       13

o    Shareholders  may continue to add to their  existing  accounts  through the purchase of  additional  shares and through the  reinvestment  of dividends and/or capital gain distributions on any shares owned.
o    Shareholders  may add to their  accounts  through the Automatic  Investment
     Plan ("AIP") and may increase the AIP amount.
o    Participants in an existing  employee benefit or retirement plan (including
     401(k) and other types of defined contribution plans) may open new accounts in that  plan if the  Fund  is an  investment  option.  IRA  transfers  and rollovers from these plans may be used to open new accounts.  Certain third parties  who  offer  Bridgeway  Funds  may  not be  able  to  support  this exception.
o    Shareholders  may open new  accounts  that  have the same  social  security number or  registered  shareholder  as their  existing  accounts.  Proof of current ownership may be required.
o    Custodians  named for minors  (children  under 18) on existing  accounts of
     Funds  that are  closed to new  investors  may open new  accounts  in those
     Funds.
o    Financial Advisers with existing accounts, who provide recordkeeping and/or asset  allocation  services for their  clients,  may be allowed to purchase shares for new and existing  clients.  However,  Advisers who  advertise or communicate  broadly the  availability of Bridgeway closed Funds may not be permitted to purchase additional shares.
o    Directors of the Funds, staff (including, under certain conditions,  former staff of the Adviser)  and  directors  of the  Adviser,  the  Adviser,  and
     Bridgeway Charitable Foundation may continue to open new accounts.

Eligible Investments into Funds Closed to New Investors and Current Shareholders

o    Shareholders  may continue to add to their  existing  accounts  through the reinvestment  of  dividends  and capital gain  distributions  on any shares owned.
o    Directors of the Funds, staff (including, under certain conditions,  former staff of the Adviser)  and  directors  of the  Adviser,  the  Adviser,  and
     Bridgeway Charitable  Foundation may continue to open new accounts and make additional purchases of unsubscribed or redeemed shares.

ALLOCATION OF INVESTMENT DECISIONS

In addition  to serving as the  investment  adviser  for the  various  Bridgeway
Funds, Bridgeway Capital Management, Inc. serves as investment adviser for other clients such as  individuals,  companies,  trusts,  foundations and other mutual funds.  In order to ensure  that each of its  advisory  clients  (including  the
Funds)  are  treated   fairly  with  regard  to  the  allocation  of  investment
opportunities,  purchase  or sale  prices  for  securities  bought  or sold  and transaction  costs,  the Adviser follows  procedures set forth in its Investment and Trade  Allocation  Policy  ("Allocation  Policy").  If limited  liquidity or availability of a security precludes all relevant client accounts from receiving a desired  allocation of shares,  shares are fairly allocated to client accounts according to the Allocation Policy. Nevertheless, client accounts (including the
Funds)  will  sometimes  receive  differing   proportions  of  a  stock  due  to
differences  such as available  cash  levels,  cash flow needs,  tax status,  or current portfolio composition.

All non-fund  investment  advisory client accounts  managed by the Adviser in an investment  strategy  similar to one of the  Bridgeway  Funds  receive  the same priority as the Fund. For purposes of investment allocations, clients of a given investment  strategy  are  treated  with the same  priority  as the Fund of that strategy.  For  example,  other  non-fund  client  accounts  in  the  Aggressive
Investors  1  strategy  are given the same  investment  allocation  priority  as
Aggressive Investors 1 Fund.

Most of the Bridgeway Funds are actively  managed,  which means that the Adviser employs an active portfolio  management  strategy and makes specific  investment decisions  in order to achieve the Fund's  objective.  The Ultra  Small  Company
Market Fund and the Blue Chip 35 Index Fund are more  passively  managed  with a view toward correlating with an index or market segment.  In cases where limited liquidity  or  availability  of a stock  that may be  desirable  for  clients in multiple investment strategies would preclude all client accounts from receiving a full allocation of shares,  the available stock will be allocated first to the actively  managed  Funds  and  accounts  according  to  the  Allocation  Policy.
Generally,  Bridgeway's  passively

                                       14

managed  Funds or accounts are not  negatively  impacted in receiving  secondary
priority  for  a  specific   stock,   since  a  different   stock  with  similar
characteristics  is  generally  available to achieve the  investment  objective.
Similarly,  a passively-managed Fund or account may take secondary priority over actively  managed  Funds  or  accounts  when  selling  a stock,  since  there is typically  an  alternate  stock to sell to raise cash or  otherwise  achieve the investment objective.

When a Fund closes to new investors,  other client accounts within that strategy are also typically closed to new investors.  However,  if a strategy is reopened to permit new investors due to a market drop, redemptions, or for other reasons, the Adviser will seek to  determine  the most  efficient  strategy to accept new assets and will consider the best  interests of current Fund  shareholders  when doing so.  For  example,  this could  include  making  the  particular  strategy available only to retirement  plans (which typically have longer holding periods and are more  cost  efficient  to the  Fund) or  institutions  that the  Adviser believes are more likely to add to investments in a downturn.

The Aggressive  Investors 1 Fund and Aggressive  Investors 2 Fund often purchase or sell the same  stocks or types of stocks.  While the  Aggressive  Investors 2
Fund is permitted  to invest in stocks of any size,  the Adviser does not intend to cause the Fund to invest in stocks for which there is  relatively  low market liquidity, as determined periodically by the Adviser based primarily on measures of the stock's trading volume. In any event, such investments will not exceed 5%
of the  Aggressive  Investors 2 Fund's net assets.  Therefore,  lower  liquidity stocks are generally allocated to the Aggressive Investors 1 Fund.

The  Ultra-Small  Company Fund invests  primarily in ultra-small  company stocks based on market capitalization at the time of purchase. Similarly, the Micro-Cap
Limited  Fund  invests   primarily  in  micro-cap   companies  based  on  market
capitalization at the time of purchase. To a limited degree, each of these Funds would be  permitted  to purchase  stocks with  market  capitalizations  that are either larger or smaller than the market  capitalization range normally targeted by the Fund. As a result, these Funds could seek to purchase the same stocks. In the  event  that  limited  liquidity  or  availability  of a stock  that  may be desirable  for both Funds  would  preclude  each Fund from  receiving  a desired allocation of shares,  the available  stock will be allocated  first to the Fund that primarily invests in stocks with that market capitalization.

MANAGEMENT OF BRIDGEWAY FUNDS

These are the Directors and Officers of Bridgeway Funds, their business address, and principal occupations during the past five years.

Independent Directors and Officers

                                                                          # of
                       Position(s) Term of                                Bridgeway
                       Held with   Office and                             Funds         Other
Name, Address(1), and  Bridgeway   Length of   Principal Occupation(s)    Overseen by   Directorships Held
Age                    Funds       Time Served During Past Five Years     Director      by Director
------------------------------------------------------------------------------------------------------------

Kirbyjon Caldwell      Director    Term:       Senior Pastor of Windsor   Eleven        Continental
Age 52                             1 Year      Village United Methodist                 Airlines, Inc.,
                                   Length:     Church, since 1982.                      American Church
                                   2001 to                                              Mortgage Company,
                                   Present.                                             Reliant Energy,
                                                                                        Amegy Bancshares.

Karen S. Gerstner      Director    Term:       Principal, Karen S.        Eleven        None
Age 51                             1 Year      Gerstner & Associates,
                                   Length:     P.C. , 2004 to present.
                                   1994 to     Attorney and Partner,
                                   Present.    Davis Ridout, Jones and
                                               Gerstner LLP, 1/1999 to
                                               2003.

Miles Douglas Harper,  Director    Term:       Partner, 10/1998 to        Eleven        Calvert Large-Cap
III*                               1 Year      present Gainer, Donnelly,                Growth Fund(2)
Age 43                             Length:     Desroches, LLP.                          (1 Portfolio)
                                   1994 to
                                   Present.

                                       15

Evan Harrel            Director    Term:       Executive Director, Small  Eleven        None
Age 46                             1 Year      Steps Nurturing Center,
                                   Length:     8/2004 - present.  Senior
                                   8/16/2006   Portfolio Manager, AIM
                                   to Present. Capital Management, 1998
                                               to 2003.

Deborah L. Hanna       Secretary   Term: 1     Self employed, accounting                None
Age 41                             year        and related projects for
                                   Length:     various organizations,
                                   2/16/2007   2001 - present.
                                   to present.

* Independent Chairman

"Interested" or Affiliated Directors and Officers

                          Positions   Term of                                 # of            Other
                          Held with   Office and                              Bridgeway       Directorships
 Name, Address(1), and    Bridgeway   Length of     Principal Occupation(s)   Funds Overseen  Held by
 Age                      Funds       Time Served   During Past Five Years    by Director     Director
--------------------------------------------------------------------------------------------------------------

Michael D. Mulcahy(4)    President   Term: 1 year  President, Bridgeway       Eleven          None
Age 43                   and         Length:       Funds, 6/05 - Present.
                         Director    2003 to       Director and Staff
                                     present.      Member, Bridgeway Capital
                                                   Management, Inc., Inc.,
                                                   12/2002 - Present. Vice
                                                   President, Hewlett
                                                   Packard, 1/2001-12/2002.

John N. R. Montgomery(3) Vice        Term:         Vice President, Bridgeway  Eleven          None
Age 51                   President   1 Year        Funds, 6/05 - Present.
                         and         Length:       President, Bridgeway
                         Director    1993 to       Funds, 11/1993 - 6/05.
                                     present.      President, Bridgeway
                                                   Capital Management, Inc.,
                                                   Inc., 7/1993-present.

Richard P. Cancelmo, Jr. Vice        Term: 1 year  Vice President, Bridgeway                  None
Age 48                   President   Length:       Funds, 11/2004 - Present.
                                     2004 to       Staff Member, Bridgeway
                                     present.      Capital Management, Inc.
                                                   since 2000.

Linda G. Giuffre         Treasurer   Term: 1 year  Staff member, Bridgeway                    None
Age 45                   and Chief   Length:       Capital Management, Inc.,
                         Compliance  2004 to       Inc. 5/04 to present.
                         Officer     present.      Chief Compliance Officer,
                                                   Bridgeway Capital
                                                   Management, Inc., Inc.
                                                   12/04 to present.  Vice
                                                   President - Compliance,
                                                   Capstone Asset Management
                                                   Company, 1998 - 2004.

(1) The address of all of the Directors and Officers of Bridgeway  Funds is 5615
Kirby Drive, Suite 518, Houston, Texas, 77005-2448.
(2) The  Calvert  Large-Cap  Growth Fund is  sub-advised  by  Bridgeway  Capital
Management, Inc., the Adviser to Bridgeway Funds.
(3) John Montgomery is president, director and majority shareholder of Bridgeway
Capital Management, Inc., and therefore an interested person of Bridgeway Funds.
(4) Michael Mulcahy is a director and officer of Bridgeway  Capital  Management,
Inc., and therefore an interested person of Bridgeway Funds.

The overall  management of the business and affairs of Bridgeway Funds is vested with its Board of Directors  (the "Board").  The Board approves all  significant agreements between Bridgeway Funds and persons or companies  furnishing services to it,  including  Agreements  with its Adviser and  Custodian.  The  day-to-day operations  of Bridgeway  Funds are  delegated to its  Officers,  subject to its investment objectives and policies and general supervision by the Board.

                                       16

From Bridgeway Funds' inception to February 15, 2002, the Independent  Directors functioned as the Board's Audit  Committee,  selecting the investment  company's independent  auditor and meeting with the auditor  annually.  The  Committee was formalized  by Board  resolution on February 15, 2002 and has adopted a charter.
Its members are Miles Douglas Harper, III, Independent Chairman of the Board and
Audit  Committee,  Kirbyjon  Caldwell,  Karen S.  Gerstner  and Evan Harrel (all
Independent  Directors.) The purposes of the Audit Committee are to: (i) oversee the Funds'  accounting  and  financial  reporting  principles  and  policies and related  controls and procedures  maintained by or on behalf of the Funds;  (ii)
oversee the Funds' financial statements and the independent audit thereof; (iii)
oversee,  or assist,  as appropriate,  in the oversight of the Funds' compliance with legal and regulatory  requirements that relate to the Funds' accounting and financial reporting,  internal controls over financial reporting and independent audits;  (iv) evaluate the independence of the Funds'  independent  auditors and approve their selection; and (v) to report to the full Board of Directors on its
activities  and  recommendations.   The  function  of  the  Audit  Committee  is
oversight; it is management's responsibility to maintain appropriate systems for accounting and internal control, and the independent auditors' responsibility to plan and carry out a proper  audit.  The  independent  auditors  are  ultimately accountable  to the Board and the Audit  Committee,  as  representatives  of the
Funds'  shareholders.  In addition,  the Committee provides ongoing oversight of
Bridgeway Funds'  independent  auditors,  including meeting with the auditors at least once each fiscal year.  The Audit  Committee met four times in fiscal year
2006.

The Board also has a Nominating and Corporate Governance Committee.  Its members are Miles  Douglas  Harper,  III,  Independent  Chairman of the Board,  Kirbyjon
Caldwell,  Karen S.  Gerstner,  who is the  chairperson  of the  Nominating  and
Corporate Governance Committee, and Evan Harrel (all Independent Directors.) The
Committee's  responsibilities  include,  but are not limited to: (1) evaluating, from time to time,  the  appropriate  size of the Board,  and  recommending  any increase or decrease in the size of the Board;  (2)  recommending any changes in the  composition  of the Board so as to best reflect the  objectives of the 1940
Act,  the  Funds  and the  Board;  (3)  establishing  processes  for  developing candidates  for  Independent  Board  members and for  conducting  searches  with respect thereto;  (4) coordinating the Board's annual  self-assessment;  and (5)
recommending  and  selecting  to the  Independent  Board  members (a) a slate of
Independent Board members to be elected at shareholder meetings, or (b) nominees to fill  Independent  Board  member  vacancies  on the  Board,  where  and  when appropriate.  The Nominating and Corporate  Governance Committee met once during fiscal year 2006.

                                     Dollar Range of            Aggregate Dollar Range of Equity Securities
                                    Equity Securities             in All Registered Investment Companies
                                    in Bridgeway Funds             Overseen by Director in Family of
         Name of Director            as of 12/31/2005             Investment Companies as of 12/31/2005
----------------------------------------------------------------------------------------------------------------

Kirbyjon Caldwell                                                            Over $100,000
     Aggressive Investors 1           Over $100,000
     Aggressive Investors 2         $50,001 - $100,000
     Ultra-Small Company            $50,001 - $100,000
     Micro-Cap Limited              $10,001 - $50,000
     Balanced Fund                  $10,001 - $50,000

Karen Gerstner                                                               Over $100,000
     Aggressive Investors 1           Over $100,000
     Ultra-Small Company              Over $100,000
     Small-Cap Growth               $10,001 - $50,000
     Small-Cap Value                $10,001 - $50,000
     Large-Cap Growth               $10,001 - $50,000
     Large-Cap Value                $10,001 - $50,000
     Blue Chip 35 Index               Over $100,000
     Balanced Fund                    Over $100,000

Miles Douglas Harper, III*                                                   Over $100,000
     Ultra-Small Company              Over $100,000
     Balanced Fund                  $10,001 - $50,000

Evan Harrel**                              None                                  None

                                       17

John N.R. Montgomery                                                         Over $100,000
     Aggressive Investors 1           Over $100,000
     Aggressive Investors 2           Over $100,000
     Ultra-Small Company              Over $100,000
     Ultra-Small Company Market     $10,001 - $50,000
     Micro-Cap Limited                Over $100,000
     Small-Cap Growth               $10,001 - $50,000
     Small-Cap Value                $10,001 - $50,000
     Large-Cap Growth               $10,001 - $50,000
     Large Cap Value                $10,001 - $50,000
     Blue Chip 35 Index             $10,001 - $50,000
     Balanced Fund                  $50,001 - $100,000

Michael D. Mulcahy                                                           Over $100,000
     Aggressive Investors 1           Over $100,000
     Aggressive Investors 2           Over $100,000
     Ultra-Small Company              Over $100,000
     Ultra-Small Company Market        $1 - $10,000
     Micro-Cap Limited                Over $100,000
     Small-Cap Growth               $10,001 - $50,000
     Small-Cap Value                $10,001 - $50,000
     Large-Cap Growth               $10,001 - $50,000
     Large Cap Value                $10,001 - $50,000
     Blue Chip 35 Index             $10,001 - $50,000
     Balanced Fund                    Over $100,000

* Independent Chairman
** Evan Harrel was elected to the Board of  Directors on  8/16/2006.  He did not
hold any shares of Bridgeway Funds prior to joining the Board.

Compensation

Bridgeway  Funds pays an annual  retainer of $8,000 and fees of $4,000 per Board meeting,  Audit Committee  meeting or combination  meetings to each  Independent
Director.  Such Directors are reimbursed for any expenses  incurred in attending
meetings.   During  fiscal  year  2006,   Bridgeway  Funds  paid  the  following
compensation:

                                               Pension or
                                               Retirement
                              Aggregate     Benefits Accrued
                             Compensation      as Part of       Estimated Annual      Total Compensation
                            from Bridgeway   Bridgeway Funds      Benefits Upon      from Bridgeway Funds
Name of Person, Position        Funds           Expenses           Retirement         Paid to Directors
-----------------------------------------------------------------------------------------------------------
Kirbyjon Caldwell(1)           $29,000             $0                  $0                  $29,000
Karen Gerstner(1)              $33,000             $0                  $0                  $33,000
Miles   Douglas    Harper,     $41,500             $0                  $0                  $41,500
III(1)*
Evan Harrell**                    $0               $0                  $0                     $0
John N.R. Montgomery              $0               $0                  $0                     $0
Michael D. Mulcahy                $0               $0                  $0                     $0

(1) The Independent  Directors  received this compensation in the form of shares of Bridgeway Funds, credited to his or her account.
* Independent  Chairman receives an additional  $1,000 per meeting,  plus $2,500 additional annual retainer fee.
** Evan Harrel was  nominated  and approved as a director of Bridgeway  Funds on
August 16, (2006).

Code of Ethics

Pursuant  to Rule  17j-1  of the  1940 Act and  Rule  204A-1  of the  Investment
Advisers  Act of 1940,  the Adviser has adopted a Code of Ethics that applies to the personal trading activities of its staff members. Bridgeway Funds, Inc. also adopted the same Code of Ethics pursuant to Rule 17j-1 of the 1940 Act. The Code of Ethics establishes  standards for personal  securities  transactions by staff members  covered  under the Code of Ethics.  The Code of Ethics  seeks to ensure that securities  transactions by staff members are consistent with the Adviser's fiduciary duty to its clients and to ensure  compliance with legal  requirements and the Adviser's standards of business conduct. Under the Code of Ethics, staff members have a duty at all times to place the  interests of  shareholders  above their own, and never to take inappropriate  advantage of

                                       18

their position.  To help prevent  conflicts of interest,  all staff members must comply with the Code of Ethics,  which imposes  restrictions  on the purchase or sale of securities for their own accounts and the accounts of certain affiliated persons.  Among other  things,  the Code of Ethics  requires  pre-clearance  and monthly reporting of all personal  securities  transactions,  except for certain exempt transactions and exempt securities.  In addition, the Adviser has adopted policies and procedures concerning the misuse of material non-public information that are designed to prevent insider trading by any staff member.

Copies of the Code of Ethics are on file with and  publicly  available  from the
Securities and Exchange Commission (the "SEC").

In addition to the stringent Code of Ethics  described  above, the Adviser has a unique  Mission  Statement  that sets it apart from others in the  industry.  It states:

     OUR MISSION is to:
     o    support charitable services,
     o    nurture educational causes,
     o    improve the quality of community life, and
     o    oppose and alleviate the effects of genocide and oppression.

     OUR ROLE in this effort is primarily, but not exclusively, a financial one.
     As stewards of others' money, we strive to:
     o    uphold the highest standards of INTEGRITY,
     o    maintain a long-term  risk-adjusted  investment  PERFORMANCE RECORD in the top 5% of investment advisers,*
     o    achieve a superior (efficient) COST structure, and
     o    provide friendly, quality SERVICE.

     OUR GREATEST RESOURCE is people. Recognizing this, we strive to:
     o    create a positive, fun, and challenging atmosphere,
     o    provide fair compensation with performance,
     o    give regular peer feedback,
     o    invest generously in hiring and training, and
     o    value the family.

*Past  performance does not guarantee future returns.  However,  the Adviser and
Bridgeway Funds have committed to clearly communicating performance vs. industry benchmarks in each report to shareholders.

The  Adviser  is also  committed  to  donating  up to 50% of its own  Investment
Advisory Fee profits to charitable  and  non-profit  organizations.  To maximize this objective,  the Adviser seeks a superior cost structure.  The  quantitative investment methods used do not require a large research staff. Staff members are paid commensurate with performance and market salary scales,  but subject to the following cap: the total  compensation  of the  highest-paid  employee cannot be more than seven times that of the  lowest-paid  employee.  The Adviser  believes these policies should also contribute to lowering Bridgeway Funds expense ratios as assets grow.

PROXY VOTING POLICIES

The Funds' Board of Directors  has approved the  delegation  of the authority to vote proxies  relating to the securities  held in the portfolios of the Funds to the Adviser after the Board reviewed and  considered  the proxy voting  policies and procedures  used by the Adviser.  Please refer to Appendix A of this SAI for the Adviser's Proxy Voting Policy.

Bridgeway's  proxy voting record for the most recent  12-month period ended June
30, is available without charge, upon request, by calling  800-661-3550,  and is
also  available  on  the  Securities  and  Exchange   Commission's   website  at
www.sec.gov.

                                       19

DISCLOSURE OF PORTFOLIO HOLDINGS

Bridgeway  Funds' Board of  Directors  has  adopted,  on behalf of the Funds,  a policy  relating to the  disclosure  of each Fund's  portfolio  securities.  The policies  relating to the  disclosure  of the Funds'  portfolio  securities  are designed to protect  shareholder  interests  and allow  disclosure  of portfolio
holdings   information   where  necessary  to  the  Fund's   operation   without
compromising  the  integrity  or  performance  of the Fund.  It is the policy of
Bridgeway  Funds that  disclosure  of a Fund's  portfolio  holdings  to a select person  or  persons  prior  to the  release  of  such  holdings  to  the  public
("selective  disclosure")  is prohibited,  unless there are legitimate  business purposes for  selective  disclosure  and the  recipient is obligated to keep the information confidential and not to trade on the information provided.

Bridgeway  Funds  discloses  portfolio  holdings  information as required in its
regulatory  filings  and  shareholder  reports,   discloses  portfolio  holdings
information  as required by federal and state  securities  laws and may disclose
portfolio   holdings   information  in  response  to  requests  by  governmental
authorities. As required by the federal securities laws, including the 1940 Act,
Bridgeway  Funds  will  disclose  its  portfolio   holdings  in  its  applicable
regulatory filings,  including  shareholder reports on Form N-CSR and filings of
Form  N-Q  or  such  other  filings,  reports  or  disclosure  documents  as the applicable regulatory authorities may require.

Bridgeway Funds currently makes its portfolio holdings publicly available on its website, http://www.bridgeway.com,  or on the SEC's website, http://www.sec.gov, as disclosed in the following table:

  ------------------------------------- -------------------------------- --------------------------------------
  Information Posting                   Frequency of Disclosure          Date of Web Posting
  ------------------------------------- -------------------------------- --------------------------------------
  Complete Portfolio Holdings           Quarterly                        43 calendar days following the
                                                                         completion of each calendar quarter
  ------------------------------------- -------------------------------- --------------------------------------
  Top 10 Portfolio Holdings             Quarterly                        7 calendar days after the end of
                                                                         each calendar quarter
  ------------------------------------- -------------------------------- --------------------------------------

The scope of the information  relating to the Funds' portfolio  holdings that is made available on the website may change from time to time without  notice.  The
Funds' Adviser or its affiliates may include each Fund's  portfolio  information that has  already  been made  public  through  a Web  posting  or SEC  filing in marketing literature and other communications to shareholders, advisors or other parties,  provided that, in the case of information made public through the Web, the  information  is disclosed no earlier than the day after the date of posting to the website.

Bridgeway  Funds may  distribute or authorize the  distribution  of  information about  the  Funds'  portfolio  holdings  that  is  not  publicly  available  for legitimate  business purposes,  provided that such disclosure is approved by the
Chief Compliance Officer,  to its third-party  service providers,  which include
PFPC Trust Co., the custodian; Citigroup Fund Services, LLC., the administrator, accounting  agent and transfer  agent;  Briggs,  Bunting &  Dougherty,  LLP, the
Funds' independent  registered public accounting firm;  Stradley Ronon Stevens &
Young, LLP, legal counsel; and the Funds' financial printer.  Such disclosure is generally  made on a  quarterly  basis and is subject to a 43-day lag time.  The
Funds  currently  have  ongoing  arrangements  to  disclose  portfolio  holdings information to Standard & Poor's Inc., Thompson Financial Corp., Bloomberg L.P.,
The McGraw-Hill  Companies,  Inc., Vickers Stock Research,  Merrill Corporation,
Citigroup Fund Services, LLC., Russell Investment Group,  Morningstar,  Inc. and
Lipper,  Inc.  These  service  providers  are required to keep such  information confidential,  and are  prohibited  from  trading  based on the  information  or otherwise using the information except as necessary in providing services to the
Funds.  Such  holdings  are released on  conditions  of  confidentiality,  which
include  appropriate  trading  prohibitions.   "Conditions  of  confidentiality"
include  confidentiality  terms included in written  agreements,  implied by the nature of the relationship (e.g., attorney-client relationship),  or required by fiduciary or regulatory principles (e.g., custody services provided by financial institutions).

Bridgeway Funds may provide information  regarding the Funds' portfolio holdings to  shareholders,  firms and  institutions  before  their public  disclosure  is required  or  authorized  as  discussed  above,  provided  that:  (i) the  Chief
Compliance  Officer  of the Fund  determines  that  the  Fund  has a  legitimate business purpose for disclosing the non-public portfolio holdings information to the recipient; and (ii) the recipient signs a

                                       20

written  confidentiality  agreement that provides that the non-public  portfolio holdings  information  will be kept  confidential,  will not be used for trading purposes  and will not be  disseminated  or used for any purpose  other than the purpose for which it was approved.  Persons and entities  unwilling to execute a confidentiality agreement that is acceptable to Bridgeway Funds may only receive portfolio  holdings  information  that has otherwise  been  publicly  disclosed.
Bridgeway  Funds  is not  compensated  for  disclosure  of  portfolio  holdings.
Non-public portfolio holdings of a Fund's entire portfolio will not be disclosed to members of the media under any circumstance (although individual holdings may be disclosed to the general public through the media).

Exceptions  to, or waivers of, the Funds'  policy on portfolio  disclosures  may only be made by the Funds' Chief Compliance Officer and must be disclosed to the
Funds' Board of Directors at its next  regularly  scheduled  quarterly  meeting.
Bridgeway Funds Disclosure  Controls  Committee is responsible for reviewing any potential conflict of interest between the interests of the Funds'  shareholders and a  third-party  with  respect  to the  disclosure  of  non-public  portfolio holdings  information  prior to its  dissemination.  The Board of  Directors  is responsible  for  reviewing  the  operation  and  effectiveness  of  the  Funds'
portfolio disclosure policy on an annual basis.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF BRIDGEWAY FUNDS SECURITIES

When issued,  Fund shares are fully transferable and redeemable at the option of
Bridgeway Funds in certain  circumstances  as described in its Prospectus  under
"How to Redeem  Shares."  All  Bridgeway  Funds shares are equal as to earnings, assets,  and voting  privileges.  There is no  conversion,  pre-emptive or other subscription rights. Under Bridgeway Funds' Articles of Incorporation, the Board
of Directors may  authorize  the creation of additional  series of common stock, with such preferences, privileges, limitations and voting and dividend rights as the  Board  may  determine.  Each  share  of each  series  of  Bridgeway  Funds'
outstanding  shares  is  entitled  to  share  equally  in  dividends  and  other distributions  and in the net assets belonging to that series of Bridgeway Funds on liquidation.  Accordingly, in the event of liquidation,  each share of common stock is entitled to its portion of all of  Bridgeway  Funds'  assets  after all debts  and  expenses  have been  paid.  Shares  of  Bridgeway  Funds do not have cumulative voting rights for the election of Directors.

In matters requiring  shareholder  approval,  each Bridgeway Fund shareholder is entitled to one vote for each share  registered in his/her name,  and fractional shares entitle the holders to a corresponding fractional vote.

Shareholders  of record  owning more than 5% of the  outstanding  shares of each
Bridgeway Fund as of September 30, 2006, are listed in the table below, followed by the total  percentage  ownership of all  Officers and  Directors of Bridgeway
Funds, Inc.

                                                                  Ultra-  Ultra-
                                          Aggressive Aggressive    Small  Small Co   Blue Chip  Micro-Cap
                                          Investors   Investors  Company   Market    35 Index   Limited   Balanced
Name                  Address               1 Fund     2 Fund      Fund     Fund      Fund       Fund     Fund
-----------------------------------------------------------------------------------------------------------------

Charles Schwab &      101 Montgomery        18.12%     17.40%               25.39%     22.7%             37.96%
Co., Inc. Special     Street
Custody Account for   San Francisco, CA
the Benefit of        94101
Customers
(incorporated in the
state of Delaware)

Eternity LTD.         P O Box N-7776                                                             15.06%
                      Nassau, Bahamas

Glenview Trust        Suite 2000            5.35%
Company               4969 US Hwy 42
                      Louisville, KY
                      40222

Letort Management     3130 Morningside                                                 37.24%
Trust Company         Camp Hill, PA 17011

                                       21

National Financial    P O Box 989030        18.03%     15.24%      9.81%    16.75%               10.91%  11.66%
Services, Corp.       New York, NY 10281

National Investors    55 Water Street       5.74%                                                9.01%   10.71%
Services Inc.         32nd Floor
                      New York, NY
                      10041-3299

Pershing, LLC         P.O. Box 2052                                                              6.10%
                      Jersey City, NJ
                       07303-9998

Prudential            100 Mulberry St. 3               12.36%               17.80%
Investment            Gateway Center FL
Management Services   11
                      Mail Stop NJ
                      05-11-20
                      Newark, NJ 07102

Trust Company of      P.O. Box 6503                                                    6.38%
America               Centennial, CO
                      80155

All                                         1.18%       0.59%      2.48%     0.01%     1.06%     2.39%    5.48%
Officers/Directors

                                        Small-Cap              Large-Cap Large-Cap
Name                  Address           Growth      Small-Cap  Growth    Value
                                           Fund    Value Fund    Fund      Fund

-----------------------------------------------------------------------------------
Charles Schwab &      101 Montgomery      16.31%     19.05%     18.36%    14.45%
Co., Inc. Special     Street
Custody Account for   San Francisco,
the Benefit of        CA  94101
Customers
(incorporated in the
state of Delaware)

E-Trust Company       4400 Harding Rd                            9.36%
                      Ste 310
                      Nashville, TN
                      37205-2314

National Financial    P O Box 989030      23.90%     23.90%     16.82%    22.75%
Services, Corp.       New York, NY
                      10281

National Investors    55 Water Street     6.07%      10.43%                8.46%
Services Inc.         32nd Floor
                      New York, NY
                      10041-3299

All                                       0.07%       0.05%      0.14%     0.21%
Officers/Directors

INVESTMENT ADVISORY AND OTHER SERVICES

Bridgeway Capital  Management,  Inc., Inc. is a Texas  corporation  organized in
July 1993 to act as investment  adviser to Bridgeway  Funds and is controlled by
John N. R.  Montgomery  and his  family.  John is also  the  Vice  President  of
Bridgeway  Funds and a portfolio  manager on ten Bridgeway  Funds.  From 1985 to
1992 John gained  extensive  experience  managing his own  investment  portfolio utilizing the techniques he now uses in managing each Bridgeway  Fund.  Prior to
1985, John served as a research  engineer/project  manager at the  Massachusetts
Institute of Technology, and served as an executive with transportation agencies in North Carolina and Texas. He has graduate degrees from both the Massachusetts
Institute of Technology and Harvard Graduate School of Business Administration.

                                       22

Appendix B contains the following  information  regarding the portfolio managers identified  in the  Funds'  prospectus:  (1) the dollar  range of the  manager's investments  in each  Fund;  (2) a  description  of the  manager's  compensation structure;  and (3) information  regarding other accounts managed by the manager and  potential  conflicts of interest  that might arise from the  management  of multiple accounts.

Subject  to the  supervision  of the Board of  Directors,  investment  advisory, management,  and  administration  services  are  provided by  Bridgeway  Capital
Management,  Inc. to Bridgeway Funds pursuant to Management  Agreements approved on the following dates:

     ---------------------------------- --------------------------------
                                        Date of Approval of Management
          FUND                                     Agreement
     ---------------------------------- --------------------------------
     Aggressive Investors 1 Fund                    6/7/06
     ---------------------------------- --------------------------------
     Aggressive Investors 2 Fund                    6/7/06
     ---------------------------------- --------------------------------
     Ultra-Small Company Fund                       6/7/06
     ---------------------------------- --------------------------------
     Ultra-Small Company Market Fund                6/7/06
     ---------------------------------- --------------------------------
     Micro-Cap Limited Fund                         6/7/06
     ---------------------------------- --------------------------------
     Small-Cap Growth Fund                          6/7/06
     ---------------------------------- --------------------------------
     Small-Cap Value Fund                           6/7/06
     ---------------------------------- --------------------------------
     Large-Cap Growth Fund                          6/7/06
     ---------------------------------- --------------------------------
     Large-Cap Value Fund                           6/7/06
     ---------------------------------- --------------------------------
     Blue-Chip 35 Index Fund                        6/7/06
     ---------------------------------- --------------------------------
     Balanced Fund                                  6/7/06
     ---------------------------------- --------------------------------

All Management Agreements are terminable by vote of the Board of Directors or by the holders of a majority of the outstanding  voting securities of a Fund at any time without  penalty,  on 60 days' written  notice to the Adviser.  The Adviser also may terminate any Agreement on 90 days' written notice to Bridgeway  Funds.
All Agreements  terminate  automatically upon assignment (as defined in the 1940
Act).

By Agreement,  the Adviser will  reimburse  expenses,  if  necessary,  to ensure expense ratios do not exceed the following fiscal year ratios:

         ---------------------------------- ---------------
         FUND
         ---------------------------------- ---------------
         Aggressive Investors 1 Fund            1.80%
         ---------------------------------- ---------------
         Aggressive Investors 2 Fund            1.75%
         ---------------------------------- ---------------
         Ultra-Small Company Fund               2.00%
         ---------------------------------- ---------------
         Ultra-Small Company Market Fund        0.75%
         ---------------------------------- ---------------
         Micro-Cap Limited Fund                 1.85%
         ---------------------------------- ---------------
         Small-Cap Growth Fund                  0.94%
         ---------------------------------- ---------------
         Small-Cap Value Fund                   0.94%
         ---------------------------------- ---------------
         Large-Cap Growth Fund                  0.84%
         ---------------------------------- ---------------
         Large-Cap Value Fund                   0.84%
         ---------------------------------- ---------------
         Blue Chip 35 Index Fund                0.15%
         ---------------------------------- ---------------
         Balanced Fund                          0.94%
         ---------------------------------- ---------------

Under the Management  Agreements,  the Adviser provides a continuous  investment program for Bridgeway  Funds by placing orders to buy, sell, or hold  particular securities. The Adviser also supervises all matters relating to the operation of
Bridgeway  Funds,  such  as  corporate  officers,   operations,   office  space,
equipment, and services.

Aggressive Investors 1 Fund

General Provisions

The Fund's  Advisory Fee will be accrued daily by the Fund's  Accountants on the books of the Fund.  The  Advisory  Fee  consists of a Base  Advisory Fee that is subject to a Performance Adjustment, as described below.

Base Advisory Fee

                                       23

As compensation  for services  rendered and the charges and expenses assumed and to be paid by the  Adviser,  the Fund will pay the Adviser a Base  Advisory  Fee computed  quarterly  and accrued  daily at the  following  annual rate (the Base
Advisory Fee Rate):

(1)  0.90%  of  the  value  of  the  Fund's  average  daily  net  assets  up  to
     $250,000,000;
(2)  0.875% of the next $250,000,000 of such assets; and
(3)  0.85% of such assets over $500,000,000.

For purposes of calculating  the Base Advisory Fee, the Fund's average daily net assets  shall be  computed by adding the Fund's  total  daily asset  values less liabilities during the quarter and dividing the resulting total by the number of days in the quarter.  The Fund's expenses and fees,  including the Base Advisory
Fee,  will be accrued daily based on prior day net assets and taken into account in determining  daily net asset value.  For any period less than a full calendar quarter,  the Base  Advisory Fee shall be prorated  according to the  proportion such period bears to a full calendar quarter.

Performance Period

The Performance  Period shall consist of the most recent five-year period ending on the last day of the quarter  (March 31, June 30,  September  30, and December
31) that the New York Stock  Exchange  was open for  trading.  For  example,  on
December 15, 2002, the relevant  five-year  period would be from January 1, 1998 through December 31, 2002.

Calculation of Average Net Assets

Prior to quarter-end, an estimate of the assets (for purposes of calculating the performance  fee) through the end of the quarter will be calculated based on the last day's net assets of the most recent month-end for the daily accrual amount.
Using the example in the  paragraph  above,  the net assets used in the month of
December 2002 will be the last day's net assets of November 2002,  until the end of the month at which time actual net assets will be used.

The Performance Adjustment Rate

The  Performance  Adjustment  Rate  shall vary with the  Fund's  performance  as compared to the  performance of the Standard & Poor's 500 Composite  Stock Price
Index  as  published  after  the  close  of the  market  on the  last day of the
Performance  Period  (hereinafter  "Index" or "S&P 500  Index")  with  dividends reinvested  and  will  range  from an  annual  rate of  -0.70%  to  +0.70%.  The
Performance Adjustment Rate will be calculated at an annualized rate of 4.67% of the cumulative  difference  between the  performance of the Fund and that of the
Index over the  Performance  Period,  except  that there will be no  performance adjustment if the cumulative  difference between the Fund's performance and that of the Index is less than or equal to 2.00% (over the Performance  Period).  The factor of 4.67%  assumes that the Adviser will achieve the maximum or minimum of the  Performance  Adjustment  Rate with a  cumulative  total  return  difference between  the Fund and the  Index  of plus or  minus  approximately  15% over the
Performance Period (0.70% divided by 15.00% = 4.67%).

For example;  assume that the Fund had a  cumulative  total return of 27.63% for the five-year period through December 31, 2002.  During the same period,  assume the Index with  dividends  reinvested  had a cumulative  total return of 21.21%.
Then the  Performance  Adjustment  Rate would be 4.67% times the  difference  in returns, or 4.67% times (27.63% - 21.21%) = 0.30%.

Calculation of Performance

The Fund's performance will be the cumulative  percentage increase (or decrease)
in its net  asset  value  per  share  over the  Performance  Period  and will be calculated as the sum of: (1) the change in the Fund's net asset value per share during  such period and (2) the value per share of the Fund  distributions  from income or  capital  gains  (long- or  short-term)  having  an  ex-dividend  date occurring  within the Performance  Period and assumed to have been reinvested at the net asset value on ex-date.  Thus, the Fund's performance will be calculated in accordance with the SEC's standardized total return formula.

                                       24

Performance Adjustment

The  Performance  Adjustment  to be paid to the  Adviser  will be accrued  daily during the last quarter of the  Performance  Period and paid  shortly  after the last day of the Performance Period. To determine the Performance Adjustment, the
Performance  Adjustment  Rate  shall be  multiplied  by the value of the  Fund's average daily net assets in the most recent Performance Period.

The Fund's  Accountants will calculate the Fund's  performance  adjustment on or before  the  first  business  day after the end of each  month to  estimate  the following month's daily accrual. This accrual is also calculated by the Adviser.
Any differences are rectified and the accrual is adjusted on or before the first business day each month. The performance  adjustment is paid based on the actual performance  adjustment calculated shortly after the last day of the performance period rather than the amount accrued and any over or under accrual is accounted for in the following quarter.

Expenses in excess of any maximum expense limitation assumed by the Adviser,  if any,  shall not be  included  for the purpose of  computing  the daily net asset value of a Fund share.

The Base Fee will be accrued daily, as explained above, and will be paid monthly to the  Adviser  during  the  quarter.  However,  in a period  where a  negative
Performance Adjustment is applied, the Base Fee paid to the Adviser shall be the
Base Fee adjusted for the negative Performance Adjustment.

Continuing  with the example  above,  the  adjusted  Advisory Fee applied to the period of time from October 1, 2002,  through December 31, 2002, would be a Base
Advisory Fee equal to an  annualized  rate of 0.90% (the Base Advisory Fee Rate)
times the value of the Fund's  average daily net assets in the calendar  quarter plus a  Performance  Adjustment  equal  to an  annualized  rate  of  0.30%  (the
Performance  Adjustment  Rate) times the value of the Fund's  average  daily net assets in the Performance Period.

Fund Expenses & Limitations

Fund  expenses  for the  existing  class of shares  shall in no case  exceed the maximum annual operating expense limitation of 1.80% of the value of its average net assets for the fiscal year.

The Adviser will waive fees and/or pay Fund  expenses,  if necessary,  to ensure the  Fund's  expense  ratio  does  not  exceed  the  maximum  operating  expense limitation for the fiscal year.

New  classes  of  shares  of the Fund may carry a  different  operating  expense limitation.

Aggressive Investors 2 Fund

General Provisions

The Fund's  Advisory Fee will be accrued daily by the Fund's  Accountants on the books of the Fund.  The  Advisory  Fee  consists of a Base  Advisory Fee that is subject to a Performance Adjustment, as described below.

Base Advisory Fee

As compensation  for services  rendered and the charges and expenses assumed and to be paid by the  Adviser,  the Fund will pay the Adviser a Base  Advisory  Fee computed  quarterly  and accrued  daily at the  following  annual rate (the Base
Advisory Fee Rate):

(1)  0.90%  of  the  value  of  the  Fund's  average  daily  net  assets  up  to
     $250,000,000;
(2)  0.875% of the next $250,000,000 of such assets;
(3)  0.85% of the next $500,000,000 of such assets; and
(4)  0.80% of such assets over $1,000,000,000.

                                       25

For purposes of calculating  the Base Advisory Fee, the Fund's average daily net assets  shall be  computed by adding the Fund's  total  daily asset  values less liabilities during the quarter and dividing the resulting total by the number of days in the quarter.  The Fund's expenses and fees,  including the Base Advisory
Fee,  will be accrued daily based on prior day net assets and taken into account in determining  daily net asset value.  For any period less than a full calendar quarter,  the Base  Advisory Fee shall be prorated  according to the  proportion such period bears to a full calendar quarter.

The Performance Period

The Performance  Period shall consist of the most recent five-year period ending on the last day of the quarter  (March 31, June 30,  September  30, and December
31) that the New York Stock  Exchange  was open for  trading.  For  example,  on
December 15, 2007, the relevant  five-year  period would be from January 1, 2003 through December 31, 2007.

Calculation of Average Net Assets

Since the Fund does not have a  five-year  operating  history,  the  Performance
Period will be calculated as follows during the initial  five-year  period.  The beginning  date will be the date of inception for the Fund and the end date will be the last business day of the current quarter period. Prior to quarter-end, an estimate of the assets (for purposes of calculating the performance fee) through the end of the quarter will be calculated  based on the last day's net assets of the most recent month-end for the daily accrual amount. Using the example in the paragraph  above,  the net assets used in the month of December 2007 will be the last day's net assets of November 2007, until the end of the month at which time actual net assets will be used.

The Performance Adjustment Rate

The  Performance  Adjustment  Rate  shall vary with the  Fund's  performance  as compared to the  performance of the Standard & Poor's 500 Composite  Stock Price
Index  as  published  after  the  close  of the  market  on the  last day of the
Performance  Period  (hereinafter  "Index" or "S&P 500  Index")  with  dividends reinvested  and  will  range  from an  annual  rate of  -0.30%  to  +0.30%.  The
Performance Adjustment Rate will be calculated at an annualized rate of 2.00% of the cumulative  difference  between the  performance of the Fund and that of the
Index over the  Performance  Period,  except  that there will be no  performance adjustment if the cumulative  difference between the Fund's performance and that of the Index is less than or equal to 2.00% (over the Performance  Period).  The factor of 2.00%  assumes that the Adviser will achieve the maximum or minimum of the  Performance  Adjustment  Rate with a  cumulative  total  return  difference between  the Fund and the  Index of plus or minus  15.00%  over the  Performance
Period (0.30% divided by 15.00% = 2.00%).

For example;  assume that the Fund had a  cumulative  total return of 27.63% for the five-year period through December 31, 2007.  During the same period,  assume the Index with  dividends  reinvested  had a cumulative  total return of 21.21%.
Then the  Performance  Adjustment  Rate would be 2.00% times the  difference  in returns, or 2.00% times (27.63% - 21.21%) = 0.13%.

Since the Fund does not have a  five-year  operating  history,  the  Performance
Adjustment  Rate will be  calculated  as follows  during the  initial  five-year period.

          (a)  From  inception  through  September  30,  2002,  the  Performance
     Adjustment  Rate was  inoperative.  The  Advisory  Fee payable was the Base
     Advisory Fee only.

          (b) From October 1, 2002 through  September 30, 2006, the  Performance
     Adjustment  Rate  will  be  calculated  based  upon  a  comparison  of  the investment  performance  of the  Fund and the  Index  over  the  number  of quarters  that have  elapsed  since  the  Fund's  inception.  Each time the
     Performance  Adjustment  Rate is  calculated,  it will cover a longer  time span,  until it can cover a running  five-year  period as intended.  In the
     meantime,   the  early  months  of  the  transition   period  will  have  a
     disproportionate effect on the performance adjustment of the fee..

                                       26

The  Management  Agreement  provides  a  transaction  period of  thirty  months, beginning  March 30,  2005,  during which the fee payable to the Adviser will be the  lesser  of the  amount  which  would  have  been  due  after  applying  the performance  adjustment  under the  previous  management  agreement  (-0.70%  to
+0.70%) or the fee payable after applying the performance  adjustment  specified in the current management agreement (-0.30% to +0.30%).

Calculation of Performance

The Fund's performance will be the cumulative  percentage increase (or decrease)
in its net  asset  value  per  share  over the  Performance  Period  and will be calculated as the sum of: (1) the change in the Fund's net asset value per share during  such period and (2) the value per share of the Fund  distributions  from income or  capital  gains  (long- or  short-term)  having  an  ex-dividend  date occurring  within the Performance  Period and assumed to have been reinvested at the net asset value on ex-date.  Thus, the Fund's performance will be calculated in accordance with the SEC's standardized total return formula.

Performance Adjustment

The  Performance  Adjustment  to be paid to the  Adviser  will be accrued  daily during the last quarter of the  Performance  Period and paid  shortly  after the last day of the Performance Period. To determine the Performance Adjustment, the
Performance  Adjustment  Rate  shall be  multiplied  by the value of the  Fund's average daily net assets in the most recent Performance Period.

The Fund's  Accountants will calculate the Fund's  performance  adjustment on or before  the  first  business  day after the end of each  month to  estimate  the following month's daily accrual. This accrual is also calculated by the Adviser.
Any differences are rectified and the accrual is adjusted on or before the first business day each month. The performance  adjustment is paid based on the actual performance  adjustment calculated shortly after the last day of the performance period rather than the amount accrued and any over or under accrual is accounted for in the following quarter.

Expenses in excess of any maximum expense limitation assumed by the Adviser,  if any,  shall not be  included  for the purpose of  computing  the daily net asset value of a Fund share.

The Base Fee will be accrued daily, as explained above, and will be paid monthly to the  Adviser  during  the  quarter.  However,  in a period  where a  negative
Performance Adjustment is applied, the Base Fee paid to the Adviser shall be the
Base Fee adjusted for the negative Performance Adjustment.

Continuing  with the example  above,  the  adjusted  Advisory Fee applied to the period of time from October 1, 2007,  through December 31, 2007, would be a Base
Advisory Fee equal to an  annualized  rate of 0.90% (the Base Advisory Fee Rate)
times the value of the Fund's  average daily net assets in the calendar  quarter plus a  Performance  Adjustment  equal  to an  annualized  rate  of  0.13%  (the
Performance  Adjustment  Rate) times the value of the Fund's  average  daily net assets in the Performance Period.

Fund Expenses & Limitations

Fund  expenses  for the  existing  class of shares  shall in no case  exceed the maximum annual operating expense limitation of 1.75% of the value of its average net assets for the fiscal year.

The Adviser will waive fees and/or pay Fund  expenses,  if necessary,  to ensure the  expense  ratio of the Fund does not exceed the  maximum  operating  expense limitation for the fiscal year.

New  classes  of  shares  of the Fund may carry a  different  operating  expense limitation.

Ultra-Small Company Fund

General Provisions

The Fund's  Advisory Fee will be accrued daily by the Fund's  Accountants on the books of the Fund.

                                       27

Advisory Fee

As compensation for services rendered, the Fund will pay the Adviser an Advisory
Fee accrued daily and payable monthly at the following annual rate:

(1)  0.90%  of  the  value  of  the  Fund's  average  daily  net  assets  up  to
     $250,000,000;
(2)  0.875% of the next $250,000,000 of such assets; and
(3)  0.85% of such assets over $500,000,000.

However,  during the period that the Ultra-Small Company Fund's net assets range from $27,500,000 to $55,000,000 the Advisory Fee will be paid as if the Fund had
$55,000,000 under management (that is, $55 million times 0.009 equals $495,000).
This is limited to a maximum  annualized  expense  ratio of 1.49% of average net assets.

For purposes of  calculating  the Advisory  Fee each month,  the Fund's  average daily net asset value  shall be computed by adding the Fund's  total daily asset values less  liabilities,  for the month and dividing the resulting total by the number  of days in the  month.  The  Fund's  expenses  and fees,  including  the
Advisory Fee, will be accrued daily based on prior day net assets and taken into account in  determining  daily net asset value.  For any period less than a full month,  the Advisory  Fee shall be prorated  according  to the  proportion  such period bears to a full month.

Fund Expenses & Limitations

Fund  expenses  for the  existing  class of shares  shall in no case  exceed the maximum annual operating expense limitation of 2.00% of the value of its average net assets for the fiscal year.

The Adviser will waive fees and/or pay Fund  expenses,  if necessary,  to ensure the  Fund's  expense  ratio  does  not  exceed  the  maximum  operating  expense limitation for the fiscal year.

New  classes  of  shares  of the Fund may carry a  different  operating  expense limitation.

Ultra-Small Company Market Fund

General Provisions

The Fund's  Advisory Fee will be accrued daily by the Fund's  Accountants on the books of the Fund.

Advisory Fee

As compensation for services rendered, the Fund will pay the Adviser an Advisory
Fee accrued  daily and payable  monthly at the annual rate of 0.50% of the value of the Fund's average daily net assets.

For purposes of  calculating  the Advisory  Fee each month,  the Fund's  average daily net assets shall be computed by adding the Fund's total daily asset values less liabilities for the month and dividing the resulting total by the number of days in the month.  The Fund's  expenses and fees,  including  the Advisory Fee, will be accrued  daily  based on prior day net assets and taken into  account in determining  daily net asset  value.  For any period  less than a full month the
Advisory Fee shall be prorated  according to the proportion such period bears to a full month.

Fund Expenses and Limitations

Fund  expenses  for the  existing  class of shares  shall in no case  exceed the maximum annual operating expense limitation of 0.75% of the value of its average net assets for the fiscal year.

The Adviser will waive fees and/or pay Fund  expenses,  if necessary,  to ensure the  Fund's  expense  ratio  does  not  exceed  the  maximum  operating  expense limitation for the fiscal year.

                                       28

New  classes  of  shares  of the Fund may carry a  different  operating  expense limitation.

Micro-Cap Limited Fund

General Provisions

The Fund's  Advisory Fee will be accrued daily by the Fund's  Accountants on the books of the Fund.  The  Advisory  Fee  consists of a Base  Advisory Fee that is subject to a Performance Adjustment, as described below.

Base Advisory Fee

As compensation  for services  rendered and the charges and expenses assumed and to be paid by the  Adviser,  the Fund will pay the Adviser a Base  Advisory  Fee computed  quarterly  and accrued  daily at the  following  annual rate (the Base
Advisory Fee Rate):

(1)  0.90%  of  the  value  of  the  Fund's  average  daily  net  assets  up  to
     $250,000,000;
(2)  0.875% of the next $250,000,000 of such assets; and
(3)  0.85% of such assets over $500,000,000.

However,  during any quarter that the Micro-Cap  Limited Fund's net assets range from  $27,500,000 to  $55,000,000  the Advisory Fee will be determined as if the
Fund had $55,000,000  under  management (that is, $55 million times 0.009 equals
$495,000). This is limited to a maximum annualized expense ratio of 1.49% of the net assets in the quarter the Advisory Fee is determined.

For purposes of calculating  the Base Advisory Fee, the Fund's average daily net assets  shall be  computed by adding the Fund's  total  daily asset  values less liabilities  for the quarter and dividing the  resulting  total by the number of days in the quarter.  The Fund's expenses and fees,  including the Base Advisory
Fee,  will be accrued daily based on prior day net assets and taken into account in determining  daily net asset value.  For any period less than a full calendar quarter,  the Base  Advisory Fee shall be prorated  according to the  proportion such period bears to a full calendar quarter.

The Performance Period

The Performance  Period shall consist of the most recent five-year period ending on the last day of the quarter  (March 31, June 30,  September  30, and December
31) that the New York Stock  Exchange  was open for  trading.  For  example,  on
December 15, 2005, the relevant  five-year period would be from Monday,  January
1, 2001 through Friday, December 30, 2005.

Calculation of Average Net Assets

Prior to quarter-end, an estimate of the assets (for purposes of calculating the performance  fee) through the end of the quarter will be calculated based on the last day's net assets of the most recent month-end for the daily accrual amount.
Using the example in the  paragraph  above,  the net assets used in the month of
December 2005 will be the last day's net assets of November 2005,  until the end of the month at which time actual net assets will be used.

The Performance Adjustment Rate

The  Performance  Adjustment  Rate  shall vary with the  Fund's  performance  as compared  to the  performance  of the  CRSP  Cap-based  Portfolio  9 Index  with dividends  reinvested  (hereafter "Index") and will range from an annual rate of
-0.70% to +0.70%.  Whereas the Index is not available  until  approximately  two weeks  after the close of the  quarter,  the Index will be  estimated  using the
Russell  2000  Value  Index as  published  on the last day of the  quarter.  Any adjustments  required between the estimated index and the actual results will be accrued in the subsequent  period on the day the  adjustment is determined.  The
Performance Adjustment Rate will be calculated at an annualized rate of 2.87% of the cumulative  difference  between the

                                       29

performance  of the Fund  and that of the  Index  over the  Performance  Period, except that there will be no performance adjustment if the cumulative difference between the Fund's performance and that of the Index is less than or equal to 2%
(over the Performance Period). The factor of 2.87% assumes that the Adviser will achieve  the  maximum  or  minimum  of the  Performance  Adjustment  Rate with a cumulative  total  return  difference  between the Fund and the Index of plus or minus approximately  24.40% over the Performance Period (0.70% divided by 24.40%
= 2.87%).

For example;  assume that the Fund had a  cumulative  total return of 27.63% for the five-year period through December 30, 2005.  During the same period,  assume the Index with  dividends  reinvested  had a cumulative  total return of 21.21%.
Then the  Performance  Adjustment  Rate would be 2.87% times the  difference  in returns, or 2.87% times (27.63% - 21.21%) = 0.18%.

Calculation of Performance

The Fund's performance will be the cumulative  percentage increase (or decrease)
in its net  asset  value  per  share  over the  Performance  Period  and will be calculated as the sum of: (1) the change in the Fund's net asset value per share during  such period and (2) the value per share of the Fund  distributions  from income or  capital  gains  (long- or  short-term)  having  an  ex-dividend  date occurring  within the Performance  Period and assumed to have been reinvested at the net asset value on ex-date.  Thus, the Fund's performance will be calculated in accordance with the SEC's standardized total return formula.

Performance Adjustment

Performance  Adjustments  to be paid to the Adviser will be accrued daily during the last quarter of the  Performance  Period and paid shortly after the last day of  the  Performance  Period.  To  determine  the  Performance  Adjustment,  the
Performance  Adjustment  Rate  shall be  multiplied  by the value of the  Fund's average daily net assets in the most recent Performance Period.

The Fund's Accountants will estimate the Fund's performance  adjustment based on the Russell  2000 Value Index on or before the first  business day after the end of each month to estimate the following  month's daily accrual.  This accrual is also calculated by the Adviser. Any differences are rectified and the accrual is adjusted on or before the first  business day of each month.  Approximately  two weeks  after  month  end,  the  Fund's  Accountants  will  calculate  the Fund's performance  adjustment based on the CRSP Cap-based Portfolio 9 Index and adjust the daily accrual.  The performance  adjustment is paid based on the actual CRSP
Cap-based  Portfolio  9 Index  performance  adjustment  rather  than the  amount accrued and any over or under accrual is accounted for in the following quarter.

Expenses in excess of any maximum expense limitation assumed by the Adviser,  if any,  shall not be  included  for the purpose of  computing  the daily net asset value of a Fund share.

The Base Fee will be accrued daily, as explained above, and will be paid monthly to the  Adviser  during  the  quarter.  However,  in a period  where a  negative
Performance Adjustment is applied, the Base Fee paid to the Adviser shall be the
Base Fee adjusted for the negative Performance Adjustment.

Continuing  with the example  above,  the  Advisory Fee applied to the period of time from October 1, 2005,  through  December 31, 2005, would be a Base Advisory
Fee equal to an annualized  rate of 0.90% (the Base Advisory Fee Rate) times the value of the Fund's  average  daily net assets in the  calendar  quarter  plus a
Performance  Adjustment  equal to an annualized  rate of 0.18% (the  Performance
Adjustment  Rate) times the value of the Fund's  average daily net assets in the
Performance Period.

Fund Expenses & Limitations

Fund  expenses  for the  existing  class of shares  shall in no case  exceed the maximum annual operating expense limitation of 1.85% of the value of its average net assets for the fiscal year.

The Adviser will waive fees and/or pay Fund  expenses,  if necessary,  to ensure expense ratios do not exceed the maximum  operating  expense  limitation for the fiscal year.

                                       30

New  classes  of  shares  of the Fund may carry a  different  operating  expense limitation.

Small-Cap Growth Fund

General Provisions

The Fund's  Advisory Fee will be accrued daily by the Fund's  Accountants on the books of the Fund.  The  Advisory  Fee  consists of a Base  Advisory Fee that is subject to a Performance Adjustment, as described below.

Base Advisory Fee

As compensation  for services  rendered and the charges and expenses assumed and to be paid by the  Adviser,  the Fund will pay the Adviser a Base  Advisory  Fee computed  quarterly  and accrued  daily at the  following  annual rate (the Base
Advisory Fee Rate): 0.60% of the value of the Fund's average daily net assets.

For purposes of calculating  the Base Advisory Fee, the Fund's average daily net assets  shall be  computed by adding the Fund's  total  daily asset  values less liabilities  for the quarter and dividing the  resulting  total by the number of days in the quarter.  The Fund's expenses and fees,  including the Base Advisory
Fee,  will be accrued daily based on prior day net assets and taken into account in determining  daily net asset value.  For any period less than a full calendar quarter,  the Base  Advisory Fee shall be prorated  according to the  proportion such period bears to a full calendar quarter.

The Performance Period

The Performance  Period shall consist of the most recent five-year period ending on the last day of the quarter  (March 31, June 30,  September  30, and December
31) that the New York Stock  Exchange  was open for  trading.  For  example,  on
December 15, 2008, the relevant five-year period would be from Thursday, January
1, 2004 through Wednesday, December 31, 2008.

Calculation of Average Net Assets

Since the Fund does not have a  five-year  operating  history,  the  Performance
Period will be calculated as follows during the initial  five-year  period.  The beginning  date will be the date of inception for the Fund and the end date will be the last business day of the current quarter period. Prior to quarter-end, an estimate of the assets (for purposes of calculating the performance fee) through the end of the quarter will be calculated  based on the last day's net assets of the most recent month-end for the daily accrual amount. Using the example in the paragraph  above,  the net assets used in the month of December 2008 will be the last day's net assets of November 2008, until the end of the month at which time actual net assets will be used.

The Performance Adjustment Rate

The  Performance  Adjustment  Rate  shall vary with the  Fund's  performance  as compared to the  performance  of the Russell 2000 Growth Index (the  "Index") as
published  after  the  close of the  market  on the last day of the  Performance
Period and will range from an annual rate of -0.05% to +0.05%.  The  Performance
Adjustment  Rate  will be  calculated  at an  annualized  rate of  0.33%  of the cumulative  difference between the performance of the Fund and that of the Index over the Performance Period, except that there will be no performance adjustment if the  cumulative  difference  between the Fund's  performance  and that of the
Index is less than or equal to 2% (over the Performance  Period).  The factor of
0.33%  assumes  that the  Adviser  will  achieve  the  maximum or minimum of the
Performance  Adjustment Rate with a cumulative total return  difference  between the Fund and the Index of plus or minus 15% over the  Performance  Period (0.05%
divided by 15.00% = 0.33%).

For example; assume that the Fund had a cumulative total return of 27.0% for the five-year period through December 31, 2008.  During the same period,  assume the
Index with dividends reinvested had a cumulative

                                       31

total return of 21.0%. Then the Performance Adjustment Rate would be 0.33% times the difference in returns, or 0.33% times (27.00% - 21.00%) = 0.02%.

Since the Fund does not have a  five-year  operating  history,  the  Performance
Adjustment  Rate will be  calculated  as follows  during the  initial  five-year period.

          (a)  From  inception  through  September  30,  2004,  the  Performance
     Adjustment  Rate was  inoperative.  The  Advisory  Fee  payable is the Base
     Advisory Fee Rate times the daily net assets of the Fund only.

          (b) From October 1, 2004 through  September 30, 2008, the  Performance
     Adjustment  Rate  will  be  calculated  based  upon  a  comparison  of  the investment  performance  of the  Fund and the  Index  over  the  number  of quarters  that have  elapsed  since  the  Fund's  inception.  Each time the
     Performance  Adjustment  Rate is  calculated,  it will cover a longer  time span,  until it can cover a running  five-year  period as intended.  In the
     meantime,   the  early  months  of  the  transition   period  will  have  a
     disproportionate effect on the performance adjustment of the fee.

Calculation of Performance

The Fund's performance will be the cumulative  percentage increase (or decrease)
in its net  asset  value  per  share  over the  Performance  Period  and will be calculated as the sum of: (1) the change in the Fund's net asset value per share during  such period and (2) the value per share of the Fund  distributions  from income or  capital  gains  (long- or  short-term)  having  an  ex-dividend  date occurring  within the Performance  Period and assumed to have been reinvested at the net asset value on ex-date.  Thus, the Fund's performance will be calculated in accordance with the SEC's standardized total return formula.

Performance Adjustment

The  Performance  Adjustment  to be paid to the  Adviser  will be accrued  daily during the last quarter of the  Performance  Period and paid  shortly  after the last day of the Performance Period. To determine the Performance Adjustment, the
Performance  Adjustment  Rate  shall be  multiplied  by the value of the  Fund's average daily net assets in the most recent Performance Period.

The Fund's  Accountants will calculate the Fund's  performance  adjustment on or before  the  first  business  day after the end of each  month to  estimate  the following month's daily accrual. This accrual is also calculated by the Adviser.
Any differences are rectified and the accrual is adjusted on or before the first business day each month. The performance  adjustment is paid based on the actual rather than the accrued and any over or under  accrual is  accounted  for in the following quarter.

Expenses in excess of any maximum expense limitation assumed by the Adviser,  if any,  shall not be  included  for the purpose of  computing  the daily net asset value of a Fund share.

The Base Fee will be accrued daily, as explained above, and will be paid monthly to the  Adviser  during  the  quarter.  However,  in a period  where a  negative
Performance Adjustment is applied, the Base Fee paid to the Adviser shall be the
Base Fee adjusted for the negative Performance Adjustment.

Continuing  with the example  above,  the  Advisory Fee applied to the period of time from October 1, 2008,  through  December 31, 2008, would be a Base Advisory
Fee equal to an annualized  rate of 0.60% (the Base Advisory Fee Rate) times the value of the Fund's  average  daily net assets in the  calendar  quarter  plus a
Performance  Adjustment  equal to an annualized  rate of 0.02% (the  Performance
Adjustment  Rate) times the value of the Fund's  average daily net assets in the
Performance Period.

Fund Expenses & Limitations

Fund  expenses  for the  existing  class of shares  shall in no case  exceed the maximum annual operating expense limitation of 0.94% of the value of its average net assets for the fiscal year.

                                       32

The Adviser will waive fees and/or pay Fund  expenses,  if necessary,  to ensure expense ratios do not exceed the maximum operating  expense  limitations for the fiscal year.

New  classes  of  shares  of the Fund may carry a  different  operating  expense limitation.

Small-Cap Value Fund

General Provisions

The Fund's  Advisory Fee will be accrued daily by the Fund's  Accountants on the books of the Fund.  The  Advisory  Fee  consists of a Base  Advisory Fee that is subject to a Performance Adjustment, as described below.

Base Advisory Fee

As compensation  for services  rendered and the charges and expenses assumed and to be paid by the  Adviser,  the Fund will pay the Adviser a Base  Advisory  Fee computed  quarterly  and accrued  daily at the  following  annual rate (the Base
Advisory Fee Rate): 0.60% of the value of the Fund's average daily net assets.

For purposes of calculating  the Base Advisory Fee, the Fund's average daily net assets  shall be  computed by adding the Fund's  total  daily asset  values less liabilities  for the quarter and dividing the  resulting  total by the number of days in the quarter.  The Fund's expenses and fees,  including the Base Advisory
Fee,  will be accrued daily based on prior day net assets and taken into account in determining  daily net asset value.  For any period less than a full calendar quarter,  the Base  Advisory Fee shall be prorated  according to the  proportion such period bears to a full calendar quarter.

The Performance Period

The Performance  Period shall consist of the most recent five-year period ending on the last day of the quarter  (March 31, June 30,  September  30, and December
31) that the New York Stock  Exchange  was open for  trading.  For  example,  on
December 15, 2008, the relevant five-year period would be from Thursday, January
1, 2004 through Wednesday, December 31, 2008.

Calculation of Average Net Assets

Since the Fund does not have a  five-year  operating  history,  the  Performance
Period will be calculated as follows during the initial  five-year  period.  The beginning  date will be the date of inception for the Fund and the end date will be the last business day of the current quarter period. Prior to quarter-end, an estimate of the assets (for purposes of calculating the performance fee) through the end of the quarter will be calculated  based on the last day's net assets of the most recent month-end for the daily accrual amount. Using the example in the paragraph  above,  the net assets used in the month of December 2008 will be the last day's net assets of November 2008, until the end of the month at which time actual net assets will be used.

The Performance Adjustment Rate

The  Performance  Adjustment  Rate  shall vary with the  Fund's  performance  as compared to the  performance  of the Russell  2000 Value Index (the  "Index") as
published  after  the  close of the  market  on the last day of the  Performance
Period and will range from an annual rate of -0.05% to +0.05%.  The  Performance
Adjustment  Rate  will be  calculated  at an  annualized  rate of  0.33%  of the cumulative  difference between the performance of the Fund and that of the Index over the Performance Period, except that there will be no performance adjustment if the  cumulative  difference  between the Fund's  performance  and that of the
Index is less than or equal to 2% (over the Performance  Period).  The factor of
0.33%  assumes  that the  Adviser  will  achieve  the  maximum or minimum of the
Performance  Adjustment Rate with a cumulative total return  difference  between the Fund and the Index of plus or minus 15% over the  Performance  Period (0.05%
divided by 15.00% = 0.33%).

                                       33

For example; assume that the Fund had a cumulative total return of 27.0% for the five-year period through December 31, 2008.  During the same period,  assume the
Index with dividends reinvested had a cumulative total return of 21.0%. Then the
Performance  Adjustment Rate would be 0.33% times the difference in returns,  or
0.33% times (27.00% - 21.00%) = 0.02%.

Since the Fund does not have a  five-year  operating  history,  the  Performance
Adjustment  Rate will be  calculated  as follows  during the  initial  five-year period.

          (a)  From  inception  through  September  30,  2004,  the  Performance
     Adjustment  Rate was  inoperative.  The  Advisory  Fee  payable is the Base
     Advisory Fee Rate times the average daily net assets of the Fund only.

          (b) From October 1, 2004 through  September 30, 2008, the  Performance
     Adjustment  Rate  will  be  calculated  based  upon  a  comparison  of  the investment  performance  of the  Fund and the  Index  over  the  number  of quarters  that have  elapsed  since  the  Fund's  inception.  Each time the
     Performance  Adjustment  Rate is  calculated,  it will cover a longer  time span,  until it can cover a running  five-year  period as intended.  In the
     meantime,   the  early  months  of  the  transition   period  will  have  a
     disproportionate effect on the performance adjustment of the fee.

Calculation of Performance

The Fund's performance will be the cumulative  percentage increase (or decrease)
in its net  asset  value  per  share  over the  Performance  Period  and will be calculated as the sum of: (1) the change in the Fund's net asset value per share during  such period and (2) the value per share of the Fund  distributions  from income or  capital  gains  (long- or  short-term)  having  an  ex-dividend  date occurring  within the Performance  Period and assumed to have been reinvested at the net asset value on ex-date.  Thus, the Fund's performance will be calculated in accordance with the SEC's standardized total return formula.

Performance Adjustment

The  Performance  Adjustment  to be paid to the  Adviser  will be accrued  daily during the last quarter of the  Performance  Period and paid  shortly  after the last day of the Performance Period. To determine the Performance Adjustment, the
Performance  Adjustment  Rate  shall be  multiplied  by the value of the  Fund's average daily net assets in the most recent Performance Period.

The Fund's  Accountants will calculate the Fund's  performance  adjustment on or before  the  first  business  day after the end of each  month to  estimate  the following month's daily accrual. This accrual is also calculated by the Adviser.
Any differences are rectified and the accrual is adjusted on or before the first business day each month. The performance  adjustment is paid based on the actual rather than the accrued and any over or under  accrual is  accounted  for in the following quarter.

Expenses in excess of any maximum expense limitation assumed by the Adviser,  if any,  shall not be  included  for the purpose of  computing  the daily net asset value of a Fund share.

The Base Fee will be accrued daily, as explained above, and will be paid monthly to the  Adviser  during  the  quarter.  However,  in a period  where a  negative
Performance Adjustment is applied, the Base Fee paid to the Adviser shall be the
Base Fee adjusted for the negative Performance Adjustment.

Continuing  with the example  above,  the  Advisory Fee applied to the period of time from October 1, 2008,  through  December 31, 2008, would be a Base Advisory
Fee equal to an annualized  rate of 0.60% (the Base Advisory Fee Rate) times the
Fund's  average  daily net assets in the  calendar  quarter  plus a  Performance
Adjustment equal to annualized rate of 0.02% (the  Performance  Adjustment Rate)
times the Fund's average daily net assets in the Performance Period.

Fund Expenses & Limitations

                                       34

Fund  expenses  for the  existing  class of shares  shall in no case  exceed the maximum annual operating expense limitation of 0.94% of the value of its average net assets for the fiscal year.

The Adviser will waive fees and/or pay Fund  expenses,  if necessary,  to ensure expense ratios do not exceed the maximum operating  expense  limitations for the fiscal year.

New  classes  of  shares  of the Fund may carry a  different  operating  expense limitation.

Large-Cap Growth Fund

General Provisions

The Fund's  Advisory Fee will be accrued daily by the Fund's  Accountants on the books of the Fund.  The  Advisory  Fee  consists of a Base  Advisory Fee that is subject to a Performance Adjustment, as described below.

Base Advisory Fee

As compensation  for services  rendered and the charges and expenses assumed and to be paid by the  Adviser,  the Fund will pay the Adviser a Base  Advisory  Fee computed  quarterly  and accrued  daily at the  following  annual rate (the Base
Advisory Fee Rate): 0.50% of the value of the Fund's average daily net assets.

For purposes of calculating  the Base Advisory Fee, the Fund's average daily net assets  shall be  computed by adding the Fund's  total  daily asset  values less liabilities  for the quarter and dividing the  resulting  total by the number of days in the quarter.  The Fund's expenses and fees,  including the Base Advisory
Fee,  will be accrued daily based on prior day net assets and taken into account in determining  daily net asset value.  For any period less than a full calendar quarter,  the Base  Advisory Fee shall be prorated  according to the  proportion such period bears to a full calendar quarter.

The Performance Period

The Performance  Period shall consist of the most recent five-year period ending on the last day of the quarter  (March 31, June 30,  September  30, and December
31) that the New York Stock  Exchange  was open for  trading.  For  example,  on
December 15, 2008, the relevant five-year period would be from Thursday, January
1, 2004 through Wednesday, December 31, 2008.

Calculation of Average Net Assets

Since the Fund does not have a  five-year  operating  history,  the  Performance
Period will be calculated as follows during the initial  five-year  period.  The beginning  date will be the date of inception for the Fund and the end date will be the last business day of the current quarter period. Prior to quarter-end, an estimate of the assets (for purposes of calculating the performance fee) through the end of the quarter will be calculated  based on the last day's net assets of the most recent month-end for the daily accrual amount. Using the example in the paragraph  above,  the net assets used in the month of December 2008 will be the last day's net assets of November 2008, until the end of the month at which time actual net assets will be used.

The Performance Adjustment Rate

The  Performance  Adjustment  Rate  shall vary with the  Fund's  performance  as compared to the  performance of the Russell 1000 Growth Index as published after the close of the market on the last day of the Performance  Period (the "Index")
and will  range  from an  annual  rate of  -0.05%  to  +0.05%.  The  Performance
Adjustment  Rate  will be  calculated  at an  annualized  rate of  0.33%  of the cumulative  difference between the performance of the Fund and that of the Index over the Performance Period, except that there will be no performance adjustment if the  cumulative  difference  between the Fund's  performance  and that of the
Index is less than or equal to 2% (over the Performance  Period).  The factor of
0.33%  assumes  that the  Adviser  will  achieve  the  maximum or minimum of the
Performance  Adjustment Rate with a cumulative

                                       35

total return difference between the Fund and the Index of plus or minus 15% over the Performance Period (0.05% divided by 15.00% = 0.33%).

For example; assume that the Fund had a cumulative total return of 27.0% for the five-year period through December 31, 2008.  During the same period,  assume the
Index with dividends reinvested had a cumulative total return of 21.0%. Then the
Performance  Adjustment Rate would be 0.33% times the difference in returns,  or
0.33% times (27.00% - 21.00%) = 0.02%.

Since the Fund does not have a  five-year  operating  history,  the  Performance
Adjustment  Rate will be  calculated  as follows  during the  initial  five-year period.

          (a)  From  inception  through  September  30,  2004,  the  Performance
     Adjustment  Rate was  inoperative.  The  Advisory  Fee  payable is the Base
     Advisory Fee Rate times the daily net assets of the Fund only.

          (b) From October 1, 2004 through  September 30, 2008, the  Performance
     Adjustment  Rate  will  be  calculated  based  upon  a  comparison  of  the investment  performance  of the  Fund and the  Index  over  the  number  of quarters  that have  elapsed  since  the  Fund's  inception.  Each time the
     Performance  Adjustment  Rate is  calculated,  it will cover a longer  time span,  until it can cover a running  five-year  period as intended.  In the
     meantime,   the  early  months  of  the  transition   period  will  have  a
     disproportionate effect on the performance adjustment of the fee.

Calculation of Performance

The Fund's performance will be the cumulative  percentage increase (or decrease)
in its net  asset  value  per  share  over the  Performance  Period  and will be calculated as the sum of: (1) the change in the Fund's net asset value per share during  such period and (2) the value per share of the Fund  distributions  from income or  capital  gains  (long- or  short-term)  having  an  ex-dividend  date occurring  within the Performance  Period and assumed to have been reinvested at the net asset value on ex-date.  Thus, the Fund's performance will be calculated in accordance with the SEC's standardized total return formula.

Performance Adjustment

The  Performance  Adjustment  to be paid to the  Adviser  will be accrued  daily during the last quarter of the  Performance  Period and paid  shortly  after the last day of the Performance Period. To determine the Performance Adjustment, the
Performance  Adjustment  Rate  shall be  multiplied  by the value of the  Fund's average daily net assets in the most recent Performance Period.

The Fund's  Accountants will calculate the Fund's  performance  adjustment on or before  the  first  business  day after the end of each  month to  estimate  the following month's daily accrual. This accrual is also calculated by the Adviser.
Any differences are rectified and the accrual is adjusted on or before the first business day each month. The performance  adjustment is paid based on the actual rather than the accrued and any over or under  accrual is  accounted  for in the following quarter.

Expenses in excess of any maximum expense limitation assumed by the Adviser,  if any,  shall not be  included  for the purpose of  computing  the daily net asset value of a Fund share.

The Base Fee will be accrued daily, as explained above, and will be paid monthly to the  Adviser  during  the  quarter.  However,  in a period  where a  negative
Performance Adjustment is applied, the Base Fee paid to the Adviser shall be the
Base Fee adjusted for the negative Performance Adjustment.

Continuing  with the example  above,  the  adjusted  Advisory Fee applied to the period of time from October 1, 2008,  through December 31, 2008, would be a Base
Advisory Fee equal to an  annualized  rate of 0.50% (the Base Advisory Fee Rate)
times the value of the Fund's  average daily net assets in the calendar  quarter plus a  Performance  Adjustment  equal  to an  annualized  rate  of  0.02%  (the
Performance  Adjustment  Rate) times the value of the Fund's  average  daily net assets in the Performance Period.

                                       36

Fund Expenses & Limitations

Fund  expenses  for the  existing  class of shares  shall in no case  exceed the maximum annual operating expense limitation of 0.84% of the value of its average net assets for the fiscal year.

The Adviser will waive fees and/or pay Fund  expenses,  if necessary,  to ensure expense ratios do not exceed the maximum operating  expense  limitations for the fiscal year.

New  classes  of  shares  of the Fund may carry a  different  operating  expense limitation.

Large-Cap Value Fund

General Provisions

The Fund's  Advisory Fee will be accrued daily by the Fund's  Accountants on the books of the Fund.  The  Advisory  Fee  consists of a Base  Advisory Fee that is subject to a Performance Adjustment, as described below.

Base Advisory Fee

As compensation  for services  rendered and the charges and expenses assumed and to be paid by the  Adviser,  the Fund will pay the Adviser a Base  Advisory  Fee computed  quarterly  and accrued  daily at the  following  annual rate (the Base
Advisory Fee Rate): 0.50% of the value of the Fund's average daily net assets.

For purposes of calculating  the Base Advisory Fee, the Fund's average daily net assets  shall be  computed by adding the Fund's  total  daily asset  values less liabilities  for the quarter and dividing the  resulting  total by the number of days in the quarter.  The Fund's expenses and fees,  including the Base Advisory
Fee,  will be accrued daily based on prior day net assets and taken into account in determining  daily net asset value.  For any period less than a full calendar quarter,  the Base  Advisory Fee shall be prorated  according to the  proportion such period bears to a full calendar quarter.

The Performance Period

The Performance  Period shall consist of the most recent five-year period ending on the last day of the quarter  (March 31, June 30,  September  30, and December
31) that the New York Stock  Exchange  was open for  trading.  For  example,  on
December 15, 2008, the relevant five-year period would be from Thursday, January
1, 2004 through Wednesday, December 31, 2008.

Calculation of Average Net Assets

Since the Fund does not have a  five-year  operating  history,  the  Performance
Period will be calculated as follows during the initial  five-year  period.  The beginning  date will be the date of inception for the Fund and the end date will be the last business day of the current quarter period. Prior to quarter-end, an estimate of the assets (for purposes of calculating the performance fee) through the end of the quarter will be calculated  based on the last day's net assets of the most recent month-end for the daily accrual amount. Using the example in the paragraph  above,  the net assets used in the month of December 2008 will be the last day's net assets of November 2008, until the end of the month at which time actual net assets will be used.

The Performance Adjustment Rate

The  Performance  Adjustment  Rate  shall vary with the  Fund's  performance  as compared to the  performance  of the Russell  1000 Value Index (the  "Index") as
published  after  the  close of the  market  on the last day of the  Performance
Period and will range from an annual rate of -0.05% to +0.05%.  The  Performance
Adjustment  Rate  will be  calculated  at an  annualized  rate of  0.33%  of the cumulative  difference between the performance of the Fund and that of the Index over the Performance Period, except that there will be no

                                       37

performance   adjustment  if  the  cumulative   difference  between  the  Fund's
performance  and  that of the  Index  is less  than or  equal  to 2%  (over  the
Performance  Period).  The factor of 0.33% assumes that the Adviser will achieve the  maximum or minimum of the  Performance  Adjustment  Rate with a  cumulative total return difference between the Fund and the Index of plus or minus 15% over the Performance Period (0.05% divided by 15.00% = 0.33%).

For example; assume that the Fund had a cumulative total return of 27.0% for the five-year period through December 31, 2008.  During the same period,  assume the
Index with dividends reinvested had a cumulative total return of 21.0%. Then the
Performance  Adjustment Rate would be 0.33% times the difference in returns,  or
0.33% times (27.00% - 21.00%) = 0.02%.

Since the Fund does not have a  five-year  operating  history,  the  Performance
Adjustment  Rate will be  calculated  as follows  during the  initial  five-year period.

          (a)  From  inception  through  September  30,  2004,  the  Performance
     Adjustment  Rate was  inoperative.  The  Advisory  Fee  payable is the Base
     Advisory Fee Rate times the daily net assets of the Fund only.

          (b) From October 1, 2004 through  September 30, 2008, the  Performance
     Adjustment  Rate  will  be  calculated  based  upon  a  comparison  of  the investment  performance  of the  Fund and the  Index  over  the  number  of quarters  that have  elapsed  since  the  Fund's  inception.  Each time the
     Performance  Adjustment  Rate is  calculated,  it will cover a longer  time span,  until it can cover a running  five-year  period as intended.  In the
     meantime,   the  early  months  of  the  transition   period  will  have  a
     disproportionate effect on the performance adjustment of the fee.

Calculation of Performance

The Fund's performance will be the cumulative  percentage increase (or decrease)
in its net  asset  value  per  share  over the  Performance  Period  and will be calculated as the sum of: (1) the change in the Fund's net asset value per share during  such period and (2) the value per share of the Fund  distributions  from income or  capital  gains  (long- or  short-term)  having  an  ex-dividend  date occurring  within the Performance  Period and assumed to have been reinvested at the net asset value on ex-date.  Thus, the Fund's performance will be calculated in accordance with the SEC's standardized total return formula.

Performance Adjustment

The  Performance  Adjustment  to be paid to the  Adviser  will be accrued  daily during the last quarter of the  Performance  Period and paid  shortly  after the last day of the Performance Period. To determine the Performance Adjustment, the
Performance  Adjustment  Rate  shall be  multiplied  by the value of the  Fund's average daily net assets in the most recent Performance Period.

The Fund's  Accountants will calculate the Fund's  performance  adjustment on or before  the  first  business  day after the end of each  month to  estimate  the following month's daily accrual. This accrual is also calculated by the Adviser.
Any differences are rectified and the accrual is adjusted on or before the first business day each month. The performance  adjustment is paid based on the actual rather than the accrued and any over or under  accrual is  accounted  for in the following quarter.

Expenses in excess of any maximum expense limitation assumed by the Adviser,  if any,  shall not be  included  for the purpose of  computing  the daily net asset value of a Fund share.

The Base Fee will be accrued daily, as explained above, and will be paid monthly to the  Adviser  during  the  quarter.  However,  in a period  where a  negative
Performance Adjustment is applied, the Base Fee paid to the Adviser shall be the
Base Fee adjusted for the negative Performance Adjustment.

Continuing  with the example  above,  the  Advisory Fee applied to the period of time from October 1, 2008,  through  December 31, 2008, would be a Base Advisory
Fee equal to an annualized  rate of 0.50% (the Base Advisory Fee Rate) times the value of the Fund's  average  daily net assets in the  calendar  quarter  plus a

                                       38

Performance Adjustment Fee equal to an annualized rate of 0.02% (the Performance
Adjustment  Rate) times the value of the Fund's  average daily net assets in the
Performance Period.

Fund Expenses & Limitations

Fund  expenses  for the  existing  class of shares  shall in no case  exceed the maximum annual operating expense limitation of 0.84% of the value of its average net assets for the fiscal year.

The Adviser will waive fees and/or pay Fund  expenses,  if necessary,  to ensure expense ratios do not exceed the maximum operating  expense  limitations for the fiscal year.

New  classes  of  shares  of the Fund may carry a  different  operating  expense limitation.

Blue Chip 35 Index Fund

General Provisions

The Fund's  Advisory Fee will be accrued daily by the Fund's  Accountants on the books of the Fund.

Advisory Fee

As compensation for services rendered, the Fund will pay the Adviser an Advisory
Fee accrued  daily and payable  monthly at the annual rate of 0.08% of the value of the Fund's average daily net assets.

For purposes of  calculating  the Advisory  Fee each month,  the Fund's  average daily net assets shall be computed by adding the Fund's total daily asset values less  liabilities,  for the month and dividing the resulting total by the number of days in the month. The Fund's expenses and fees,  including the Advisory Fee, will be accrued  daily  based on prior day net assets and taken into  account in determining  daily net asset value.  For any period less than a full month,  the
Advisory Fee shall be prorated  according to the proportion such period bears to a full month.

Fund Expenses and Limitations

Fund  expenses  for the  existing  class of shares  shall in no case  exceed the maximum annual operating expense limitation of 0.15% of the value of its average net assets for the fiscal year.

The Adviser will waive fees and/or pay Fund  expenses,  if necessary,  to ensure the  Fund's  expense  ratio  does  not  exceed  the  maximum  operating  expense limitation for the fiscal year.

New  classes  of  shares  of the Fund may carry a  different  operating  expense limitation.

Balanced Fund

General Provisions

The Fund's  Advisory Fee will be accrued daily by the Fund's  Accountants on the books of the Fund.

Advisory Fee

As  compensation  for its  services  rendered,  the Fund will pay the Adviser an
Advisory  Fee accrued  daily and payable  monthly at the annual rate of 0.60% of the value of the Fund's average daily net assets.

For purposes of  calculating  the Advisory  Fee each month,  the Fund's  average daily net asset value  shall be computed by adding the Fund's  total daily asset values less  liabilities,  for the month and dividing the resulting total by the number  of days in the  month.  The  Fund's  expenses  and fees,  including  the
Advisory Fee, will be accrued daily based on prior day net assets and taken into account in  determining  daily net asset

                                       39

value.  For any period less than a full month the Advisory Fee shall be prorated according to the proportion such period bears to a full month.

Fund Expenses & Limitations

Fund  expenses  for the  existing  class of shares  shall in no case  exceed the maximum  operating  expense  limitation of 0.94% of the value of its average net assets for the fiscal year.

The Adviser will waive fees and/or pay Fund  expenses,  if necessary,  to ensure the  Fund's  expense  ratio  does  not  exceed  the  maximum  operating  expense limitation for the fiscal year.

New  classes  of  shares  of the Fund may carry a  different  operating  expense limitation.

Dollar Amounts Paid to the Adviser

For the last three  fiscal  years  ending June 30,  2006 the Adviser  waived the following fees from each of the Funds. Prior to March 23, 2004,  management fees for  Aggressive  Investors 1 Fund,  Aggressive  Investors 2 Fund,  and Micro-Cap
Limited Fund were calculated depending on the trailing performance relative to a market  benchmark.  This total rate was then applied to current period assets to arrive at a  management  fee.  Since March 23, 2004 in order to comply with Rule
205-2 of the Investment  Advisers Act of 1940, the  performance  rate portion of the  management fee was applied to the average of net assets over the applicable performance period.

                                  Advisory Fee        Expense             Waived
   Portfolio by Fiscal Year      Per Agreement      Reimbursement     Advisory Fees
   ---------------------------- ----------------- ------------------ ----------------

   Aggressive Investors 1 Fund
             6/30/06               $5,849,588            $0                $0
             6/30/05               $4,767,633            $0                $0
             6/30/04               $5,237,599            $0                $0
   Aggressive Investors 2 Fund
             6/30/06               $3,427,171            $0                $0
             6/30/05               $1,300,215            $0                $0
             6/30/04                $828,380             $0                $0
    Ultra-Small Company Fund
             6/30/06               $1,109,408            $0                $0
             6/30/05                $945,951             $0                $0
             6/30/04                $878,143             $0                $0
   Ultra-Small Company Market
              Fund
             6/30/06               $4,121,479            $0                $0
             6/30/05               $3,442,303            $0                $0
             6/30/04               $3,525,174            $0                $0
     Micro-Cap Limited Fund
             6/30/06               $1,083,286            $0                $0
             6/30/05                $852,130             $0                $0
             6/30/04               $1,038,212            $0              $36,631
      Small-Cap Growth Fund
             6/30/06                $970,991             $0                $0
             6/30/05                $298,689             $0              $66,898
             6/30/04                $105,521             $0              $54,329
      Small-Cap Value Fund
             6/30/06               $1,382,308            $0                $0
             6/30/05                $265,140             $0              $57,217
             6/30/04                $77,280              $0              $71,095
      Large-Cap Growth Fund
             6/30/06                $351,297             $0                $0
             6/30/05                $227,644             $0              $84,923
             6/30/04                $96,920              $0              $53,250
      Large-Cap Value Fund
             6/30/06                $254,141             $0              $12,647
             6/30/05                $124,046             $0              $65,893
             6/30/04                $51,661            $16,844           $54,161
     Blue Chip 35 Index Fund

                                       40

             6/30/06                $35,060           $103,383           $35,060
             6/30/05                $29,576           $119,415           $29,576
             6/30/04                $18,485            $82,469           $18,485
          Balanced Fund
             6/30/06                $368,490             $0                $0
             6/30/05                $172,667             $0              $70,402
             6/30/04                $86,975              $0              $84,452

Fees  earned  each month were  adjusted  in  accordance  with  relevant  expense limitations (See pages 23-40).  The resulting net advisory fees were paid at the end of each month.

SERVICE AGREEMENTS

Administrative Services Agreement

On March 1, 2007, the Adviser entered into an Administrative  Services Agreement
with   Bridgeway   Funds  pursuant  to  which  the  Adviser   provides   various
administrative  services  to the  Funds  including,  but  not  limited  to:  (i)
supervising  and managing all aspects of the Funds'  business and affairs;  (ii)
coordinating  activities  with  other  service  providers  to the  Funds;  (iii)
providing  reports to the Board as requested  from time to time;  (iv) assisting and/or reviewing amendments and updates to the Funds' registration statement and other filings with the SEC; (v) providing  certain  shareholder  services;  (vi)
providing  administrative  support in  connection  with meetings of the Board of
Directors;  and (vii) providing certain recordkeeping services. For its services to the Funds,  the  Adviser is paid an  aggregate  annual fee of  $635,000  (the
"Fee"). The Fee is payable in equal monthly  installments and is charged to each
Fund  on  a  pro  rata  basis  based  on  the  net  assets  of  each  Fund.  The
Administrative Services Agreement provides that it will continue in effect until terminated by either Bridgeway Funds or the Adviser on 60 days' written notice.

In the  absence  of  willful  misfeasance,  bad faith,  negligence  or  reckless disregard of its duties under the Administrative  Services Agreement on the part of the Adviser,  the Adviser is not subject to liability to the Bridgeway Funds, any Fund or to any  shareholder  for any act or  omission  in the  course of, or connected with, rendering services under the Administrative Services Agreement.

Other Service Providers

Fund  Administration,  Transfer Agency and Fund Accounting  Services.  Effective
January  27,  2007,  Bridgeway  Funds  entered  into a Services  Agreement  with
Citigroup Fund Services, LLC ("Citigroup"), Two Portland Square, Portland, Maine
04101, whereby Citigroup provides various administrative and accounting services to the Funds,  including,  but not limited  to,  daily  valuation  of the Funds'
shares,  preparation  of  financial  statements,  tax  returns,  and  regulatory reports,  and  presentation of quarterly  reports to the Board of Directors.  In addition,  Citigroup acts as transfer agent for the Funds.  For fund  accounting and  administration  services,  Bridgeway  Funds  pays  to  Citigroup  a fee  of
$3,281.25  per  month  per  Fund,  with  surcharges  of:  (i) $250 per month per additional  Class above one in each Fund; (ii) $500 per month for  international
Funds;  and (iii)  $750 per  month for fair  valuation  services.  In  addition,
Citigroup receives fees for providing transfer agency services to the Funds.

Custodian.   PFPC  Trust   Company,   8800  Tinicum   Boulevard,   Philadelphia,
Pennsylvania  19153, is custodian of all securities and cash of the Funds. Under the terms of the Custody  Agreement,  PFPC Trust Company maintains the portfolio securities  of the  Funds,  administers  the  purchases  and sales of  portfolio securities,  collects  interest and  dividends and other  distributions  made on securities  held by the Funds  and  performs  other  ministerial  duties.  These services do not include any supervisory  function over management or provide any protection against any depreciation of assets.

Independent  Registered  Public  Accounting Firm.  Bridgeway Funds'  independent registered  public  accounting  firm is  responsible  for auditing the financial statements of the Fund.  The Board of Directors has selected  Briggs,  Bunting &
Dougherty, LLP, Two Penn Center, Suite 820, Philadelphia, Pennsylvania 19102, as
the independent  registered public accounting firm to audit the Funds' financial statements.

                                       41

Legal Counsel.  Stradley Ronon Stevens & Young,  LLP, 2600 One Commerce  Square,
Philadelphia, Pennsylvania 19103 acts as legal counsel to the Funds and Adviser.

DISTRIBUTION OF FUND SHARES

Shares of the Funds are distributed  primarily through mutual fund marketplaces.
You may also purchase shares directly from the Fund. The Fund has entered into a
Distribution Agreement with Foreside Fund Services,  LLC, dated as of January 2,
2004 (and  amended  and  restated  as of October  1,  2004),  pursuant  to which
Foreside has agreed to use reasonable  efforts to solicit orders to purchase the
Funds'  shares on a  continuous  basis.  Foreside is not  obligated  to sell any specific number of shares,  but has agreed to devote  reasonable time and effort to the sake of the Funds' shares.  The Funds do not pay any commissions or other compensation to Foreside under the terms of the Distribution Agreement.

The Funds also have  authorized  one or more  brokers to  receive  purchase  and redemption  orders on their  behalf.  Such brokers are  authorized  to designate other  intermediaries to receive purchase and redemption orders on behalf of the
Funds.  The Funds will be deemed to have received a purchase or redemption order when an authorized  broker or, if applicable,  a broker's  authorized  designee, receives the order. Customer orders will be priced at the Fund's net asset value next computed  after they are received by an  authorized  broker or the broker's authorized designee and accepted by the Funds.

Rule 12b-1 Plan

On October 15, 1996,  Bridgeway Funds'  shareholders  approved a 12b-1 Plan that permitted the Adviser to pay up to 0.25% of each Fund's average daily assets for sales and  distribution  of Bridgeway  Funds shares.  In this plan,  the Adviser agreed to pay directly all  distribution  costs  associated with Class N shares.
This plan has been re-approved each year by the Independent Directors.

On October 1, 2003,  Bridgeway Funds shareholders  approved  modification of the
12b-1 plan to permit  selected  Funds to add  additional  classes of Fund shares with a maximum 0.25% 12b-1 fee. This fee is payable by shareholders who purchase
Fund shares through  distribution  channels that charge distribution and account servicing fees versus "no or low cost" alternatives.

Currently, there are no classes of Fund Shares subject to this 12b-1 fee.

N Shares

The Adviser pays all 12b-1 fees up to 0.25% on all Class N shares.  N shares are intended  as no- or low- cost  distribution  alternatives  and are the  original shares of Bridgeway Funds. Shareholders of Class N shares therefore pay no 12b-1 fees.

Currently,  the Funds do not have a class of  shares  where  shareholders  pay a
12b-1 fee.

12b-1 Fees

The 12b-1 fees pay for the following:

     For  reimbursement  and/or  to  compensate  brokers,   dealers,  and  other
     financial  intermediaries,  such  as  banks  and  other  institutions,  for administrative  and accounting  services  rendered to support this Plan for the accounts of Bridgeway Funds  shareholders who purchase and redeem their shares through such banks or other institutions.

FUND TRANSACTIONS AND BROKERAGE

The Adviser determines which securities are bought and sold, the total amount of securities to be bought or sold, the broker or dealer  (`broker")  through which the securities are to be bought or sold,  and the commission  rates,  if any, at which  transactions  are  effected  for the  Funds.  Subject  to the  investment objectives  established  for each Fund, the Adviser selects brokers on the basis of price and execution,

                                       42

consistent  with its duty to seek "best  execution." In selecting a broker for a particular  transaction,  the  Adviser  considers  the fees and  expenses  to be charged by the broker and the efficiency of the broker. Where multiple competing markets (or exchanges) exist for listed stocks,  the Adviser makes sure that the security  is executed  on the best  market (or  exchange,  or by the best market maker).  In seeking best execution,  the Adviser  considers all factors it deems relevant,  including,  but not  limited  to: (1)  quality  of overall  execution services provided by the broker; (2) promptness of execution; (3) promptness and accuracy of oral, hard copy or electronic reports of execution;  (4) ease of use of the broker's  order entry system;  (5) the market where the security  trades;
(6) any  expertise  the broker may have in executing  trades for the  particular type of  security;  (7)  commission  and other fees  charged by the broker;  (8)
reliability  of the broker;  (9) size of the order;  (10) whether the broker can maintain and commit adequate capital when necessary to complete trades; and (11)
whether the broker can respond during volatile market periods.

The  Adviser  does not  consider  a  broker's  sales of shares of the Funds when determining whether to select such broker to execute portfolio  transactions for the Funds.  The Adviser  does not receive any  compensation  from  brokers.  The
Adviser does not participate in any soft dollar commission arrangements.

In its three most recent fiscal years ending June 30, 2006, Bridgeway Funds paid brokerage commissions as follows:

                                                      Brokerage Commissions Paid
              Fund                             6/30/2006       6/30/2005       6/30/2004
     -------------------------------------- ---------------- --------------- --------------
     Aggressive Investors 1 Fund               $393,808         $429,531       $548,455
     Aggressive Investors 2 Fund               $339,250         $133,551       $143,631
     Ultra-Small Company Fund                  $188,110         $147,052       $152,746
     Ultra-Small Company Market Fund           $656,357         $252,257       $377,619
     Micro-Cap Limited Fund                     $97,687         $61,505         $89,082
     Large-Cap Value Fund                       $8,187           $3,020         $6,042
     Large-Cap Growth Fund                      $14,135          $5,355         $11,400
     Small-Cap Value Fund                      $186,688         $32,730         $16,471
     Small-Cap Growth Fund                     $111,828         $18,045         $14,980
     Blue Chip 35 Index Fund                    $5,966           $2,711         $5,382
     Balanced Fund                              $10,214         $35,819         $27,220
                                            ---------------- --------------- --------------
     Total                                    $2,012,230       $1,121,576     $1,393,028

The  Adviser's  present  policy  is to (1)  conduct  essentially  all of its own financial  research  and (2) not to  participate  in any soft dollar  commission arrangements.

SECURITY SELECTION PROCESS

The equity  securities in which Bridgeway Funds invests consist of common stock, although it reserves the right to purchase securities having  characteristics of
common  stocks,   such  as  convertible   preferred  stocks,   convertible  debt
securities,  or  warrants,  if such  securities  are  deemed  to be  undervalued significantly  and their  purchase is  appropriate in furtherance of each Fund's objective as determined by the Adviser.

The rating of any convertible preferred stocks,  convertible debt, or other debt securities  held by  Bridgeway  Funds  will be in the  highest  three  levels of
"investment-grade,"  that is,  rated A or  better by  either  Moody's  Investors
Service,  Inc. "Moody's" or Standard & Poor's Rating Services, a division of the
McGraw-Hill Companies,  Inc. ("S&P"), or, if unrated, judged to be of equivalent quality as  determined  by the Adviser.  Bridgeway  Funds may also invest in the following debt  securities:  (1) those which are direct  obligations of the U.S.
Treasury (e.g.,  Treasury bonds or bills), (2) those supported by the full faith and  credit of the  United  States  (e.g.,  "GNMA"  certificates)  and (3) those supported  by the right of the issuer to borrow  from the U.S.  Treasury  (e.g.,
"FNMA" securities).

The Balanced Fund may invest a portion of its  fixed-income  securities in bonds below investment grade.  Non-investment  grade debt obligations  ("lower-quality securities")  include (1) bonds rated as low as C by Moody's, S&P and comparable
ratings  of  other  nationally   recognized   statistical  rating  organizations
("NRSROs"); (2) commercial paper rated as low as C by S&P, not Prime by Moody's, and  comparable  ratings of other NRSROs;  and (3) unrated debt  obligations  of comparable quality.  Lower quality

                                       43

securities,   while  generally  offering  higher  yields  than  investment-grade securities  with  similar  maturities,  involve  greater  risks,  including  the possibility  of  default  or  bankruptcy.  They are  regarded  as  predominantly speculative and present a significant risk for loss of principal and interest.

It is expected that short-term money market securities would normally  represent less than 10% of Bridgeway  Funds' total  assets.  However,  in the event future economic or financial  conditions adversely affect equity securities of the type described  above,  Bridgeway  Funds may take a temporary,  defensive  investment position  and invest all or part of its assets in such  short-term  money market securities. These short-term instruments include securities issued or guaranteed by the U.S. Government and agencies thereof.

DISCLAIMER--CENTER FOR RESEARCH IN SECURITY PRICES

Ultra-Small Company Market Fund is not sponsored, sold, promoted, or endorsed by
University of Chicago's  Center for Research in Security  Prices  ("CRSP"),  the
organization  that created and maintains the CRSP Cap-Based  Portfolio 10 Index.
CRSP  makes no  representation  or  warranty,  express  or  implied,  about  the advisability  of  investing  in  securities  generally,  or in  Bridgeway  Funds specifically.  CRSP has no  obligation  or  liability  with respect to Bridgeway
Funds or its shareholders.

ALLOCATION OF TRADES TO CLIENTS

The Adviser has adopted a written  trade  allocation  policy that is intended to ensure that trades are allocated fairly and equitably among client accounts over time.  Specifically,  in order to provide for the fair treatment of all clients, while recognizing the need for flexibility,  the Adviser will strive to allocate trades among clients in a fair, equitable, and efficient manner over time taking into consideration the characteristics and needs of the client accounts, account investment  strategy  and  existing  market  conditions.  The Adviser  considers
specific  factors,   especially  and  including  (i)  each  client's  investment objectives;  (ii) proprietary  investment model(s) results;  (iii) the degree to which the  account is  actively  or  passively  managed;  (iv)  current  account holdings;  (v) each client's available cash and/or cash needs; (vi) the client's borrowing ability; and (vii) the client's tax situation.

The Adviser may deviate from its standard trade allocation  methodologies if, in the  opinion  of  the  Adviser,  the  methodology  would  result  in  unfair  or inequitable treatment to some or all of its clients over time, or in response to specific overriding  instructions from the client (provided the deviation is not harmful to other clients).

The Adviser's client accounts are custodied at either Charles Schwab & Co., Inc.
("Schwab Accounts") or elsewhere ("Non-Schwab Accounts"). Generally, the Adviser allocates trades in the same securities to client accounts as follows:

Chart Order

When a trade  involves  both  Schwab and  Non-Schwab  Accounts,  the trader will consult Chart Order to determine whether the Schwab or Non-Schwab Account trades will be executed  first.  Chart  Order is  maintained  by the  trading  team and includes  a list of all client  accounts  coded as either  Schwab or  Non-Schwab depending upon each client's  account  characteristics  as described  above. New client  accounts are added to the end of the Chart Order on the date the account is accepted by the Adviser.  The client account listed first determines  whether
Schwab or Non-Schwab Accounts will be executed first for the specific trade. For example,  if a Fund or a client account custodied somewhere other than Schwab is first on the list  then  the  Non-Schwab  Accounts  will go  first  for  trading purposes.  Using  this same  example,  once the  Non-Schwab  Account  trades are executed, the Schwab Accounts will be executed.

Random Allocation

Trades for Non-Schwab  Accounts may be executed by multiple  brokers,  platforms and/or networks at different prices. By contrast, trades for Schwab Accounts are generally  placed  through  Schwab  unless the Adviser  determines  it is in the
Schwab  Account's  best  interest  to trade  elsewhere  in the  pursuit  of best

                                       44

execution.  In either  case,  the  Adviser  may  receive  full or partial  fills resulting in a variation of prices  received for the purchase or sale of a given security.  In order to  minimize  the  number  of trade  tickets  generated  and maintain the efficiency of the trading process, the Adviser will not average all trades executed by multiple brokers on a given trading day. Rather,  the Adviser will  seek  to  completely  fill  a  client  account  whenever  possible  before allocating  shares to the next client  account.  Fills  received from Schwab are allocated to Schwab Accounts.

The Adviser utilizes the random trade allocation function within its trade order management  system to allocate  executed trades to client  accounts.  The random allocation  of trades  applies to partial and full fill  situations.  In partial fill situations,  as additional shares are executed, the system will continue to randomly fill the client orders,  attempting to completely fill a client account before moving on to the next.

NET ASSET VALUE

The net asset value  ("NAV") of Fund shares will  fluctuate and is determined as of the close of trading on the New York Stock Exchange  ("NYSE",  currently 4:00
p.m. Eastern time) each business day that the Exchange is open for business.  If the NYSE begins an after-hours trading session,  the Board of Directors will set closing price procedures.  The Exchange annually  announces the days on which it will not be open for trading.  The most recent  announcement  indicates  that it will not be open on the following  days: New Year's Day, Martin Luther King Day,
Presidents'  Day,  Good  Friday,  Memorial  Day,  Independence  Day,  Labor Day,
Thanksgiving Day, and Christmas Day. However, the Exchange may close on days not included in that announcement.

The net asset value per share of each Fund is computed by dividing  the value of the  securities  held by the  Fund  plus any  cash or  other  assets  (including interest  and  dividends  accrued but not yet  received)  minus all  liabilities
(including  accrued  expenses)  by  the  total  number  of  that  Fund's  shares outstanding at such time.

A Fund's  securities  (other  than  options)  that are  principally  traded on a national securities  exchange or the National  Association of Securities Dealers
Automated  Quotation  System  ("NASDAQ")  are  valued at their  last sale on the primary  exchange on which they are traded prior to the close of the NYSE or, in the absence of recorded sales, at their current bid price (long position) or ask price (short  positions.)  Options are valued at the average of the best bid and best offer quotations.  Non-convertible bonds,  debentures,  and other long-term debt  securities  are valued at prices  obtained for the day of valuation from a bond pricing service of a major dealer in bonds.  Short-term  investments (i.e.,
T-Bills)  are valued  each day based on the  straight-line  amortization  of the difference  between  settlement day price and par value until  maturity.  In the event that a non-NYSE exchange extends the hours of its regular trading session, securities  primarily  traded on that exchange will be priced as of the close of the extended session.  If a security price from two pricing sources is different
(within a degree of  materiality),  the Adviser will obtain a price from a third independent  source. When the price from two pricing sources is the same (within a degree of  materiality),  this will be prima facie  evidence that the price is correct  as of the  close of the  NYSE,  even if a third  or  fourth  source  is different or if better information becomes available later. Bridgeway Funds will not re-price Funds based on a later security closing price that may be reported, for example, in the next day's newspaper or by notification by the Exchange.

In  determining  NAV,  each Fund's  assets are valued  primarily on the basis of market  quotations  as described  above.  However,  the Board of  Directors  has adopted  procedures for making "fair value"  determinations if market quotations are not readily available.  Specifically, if a market value is not available for a security,  the  security  will be valued at fair value as  determined  in good faith or under the  direction  of the Board of  Directors.  Fair  value  pricing generally is used most often for pricing a fund's  foreign  securities  holdings that are traded on foreign securities  exchanges.  However,  the Bridgeway Funds
only  invest  in  foreign   securities  that  are  traded  on  U.S.   exchanges.
Nonetheless,   if  there  is  a  trading  halt  on  a  security  or  some  other circumstance,  the  Adviser's  staff will use its best  efforts to research  the reasons for there being no closing  price.  The Adviser  will  contact the Board with pricing  proposals as soon as possible if the value of the security is more than 1.5% of a Fund's  net asset  value  based on the most  recent  full day the security traded. Below this amount, a "fair value" price will be determined by a committee comprised of the Adviser's investment  management team and a member of the  trading  team.  In the  absence  of  further  news,  other  information  or resumption of trading,  this price will be used until the next Board meeting. If there are

                                       45

multiple  trading halts in one Fund,  the Board will be contacted for fair value pricing if the total of all trading halts is more than 2% of net assets based on the most recent full day each individual  security  traded.  If the value of the security  based on the most recent full day the security  traded is less than or equal to 1.5% of the total net asset  value of the Fund and the market  value of the holding  based on the previous  days' closing price is less than $0.01 times the previous days Fund shares  outstanding,  any member or back-up member of the committee  may price the  security.  The  valuation  assigned  to a fair  valued security for purposes of calculating a Fund's NAV may differ from the security's most recent  closing market price and from the prices used by other mutual funds to calculate their NAVs.

REDEMPTION IN KIND

Bridgeway  Funds has elected to be  governed by Rule 18f-1 under the  Investment
Company Act of 1940 pursuant to which it is obligated to redeem shares solely in cash up to the lesser of  $250,000 or 1% of the net asset value of a Fund during any 90 day period for any one  shareholder.  Should  redemption  requests by any shareholders  exceed  such  amounts,  Bridgeway  Funds  shall have the option of redeeming the excess in cash or in kind. Redemption requests may be paid in kind if payment of such requests in cash would be detrimental to the interests of the remaining  shareholders  of a Fund.  In  addition,  shareholders  may request to redeem  securities in kind for  redemption  requests above $250,000 or 1% of net assets  of a Fund  during  any 90 day  period.  The  redemption  in kind will be effected at approximately  the shareholder's  proportionate  share of the Fund's current net assets,  so the  redemption  will not result in the  dilution of the interests of the remaining shareholders. The Fund Treasurer or her designee will determine  whether the  requested  redemption in kind is in the best interest of the Fund. If the Funds' Treasurer or designee  believes that  implementation  of this  procedure  would not be in the best interest of the Fund, the request will be denied and the redemption will be made in cash. Any shareholder request for a redemption  in kind,  including  a denial of a request,  will be reported to the
Funds' Board,  usually at the same meeting in which quarterly  transactions  are reviewed.  Share  redemptions  which  are  requested  and made "in  kind" in the
Ultra-Small  Company Market Fund will have the 2% redemptions  reimbursement fee waived; typically, these would be for larger redemptions of at least $100,000.

TAXATION

Qualification as a Regulated Investment Company.

Each Fund has elected to be taxed under  Subchapter  M of the  Internal  Revenue
Code of 1986, as amended ("Code") as a regulated  investment company and intends to  maintain  its  qualification  as such in each  of its  taxable  years.  As a regulated investment company,  each Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest,  dividends and other  taxable  ordinary  income,  net of expenses)  and capital gain net income
(i.e.,  the excess of capital gains over capital  losses) that it distributes to shareholders,  provided that it  distributes an amount equal to (i) at least 90%
of its  investment  company  taxable  income (i.e.,  in general,  net investment income,  net  foreign  currency  ordinary  gain or loss  and the  excess  of net short-term  capital gain over net long-term  capital loss) and (ii) at least 90%
of the excess of its tax-exempt  interest  income under Code Section 103(a) over its deductions  disallowed under Code Sections 265 and 171(a)(2) for the taxable year (the "Distribution Requirement"),  and satisfies certain other requirements of the Code that are described  below.  Distributions  by a Fund made during the taxable year or, under specified  circumstances,  within twelve months after the close of the taxable year, will be considered  distributions  of income and gain of the taxable year and can therefore satisfy the Distribution Requirement.

Treasury  regulations permit a regulated  investment company, in determining its investment  company taxable income and net capital gain (i.e., the excess of net long-term  capital gain over net short-term  capital loss) for any taxable year, to elect  (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

Each Fund may use  "equalization  accounting" in determining  the portion of its net investment income and capital gain net income that has been  distributed.  A
Fund that elects to use  equalization  accounting will allocate a portion of its realized  investment  income and capital gain to  redemptions of Fund shares and will

                                       46

reduce the amount of such income and gain that it distributes in cash. While the
Fund  presently  intends  to make cash  distributions  (including  distributions reinvested in Fund shares) for each taxable year in an aggregate amount at least sufficient to satisfy the Distribution Requirement,  the Fund reserves the right to use  equalization  accounting  (in lieu of  making  cash  dividends)  to both eliminate  federal income and excise tax as well as to satisfy the  Distribution
Requirement.  The  Internal  Revenue  Service  has not  published  any  guidance concerning  the methods to be used in allocating  investment  income and capital gain to redemptions of shares.  In the event that the Internal  Revenue  Service determines  that a Fund is  using  an  improper  method  of  allocation  and has underdistributed  its net investment  income and capital gain net income for any taxable year,  such Fund may be liable for additional  federal income and excise tax, and, potentially,  may be disqualified as a regulated investment company if the Distribution  Requirement is determined not to have been met (see discussion below on what  happens  if a Fund fails to  qualify  as a  regulated  investment company).

In addition to satisfying the Distribution  Requirement,  a regulated investment company must derive at least 90% of its gross income from  dividends,  interest, certain payments with respect to securities loans,  gains from the sale or other disposition  of stock,  securities  or foreign  currencies  (to the extent  such currency  gain  is  directly  related  to  the  regulated  investment  company's
principal   business  of  investing  in  stock  or  securities),   other  income
(including,  but  not  limited  to,  gains  from  options,  futures  or  forward contracts)  derived from its business of investing in such stock,  securities or currencies and net income derived from certain publicly traded partnerships (the
"Income Requirement").  Under certain  circumstances,  a Fund may be required to sell portfolio holdings to meet this requirement.

In addition to  satisfying  the  requirements  described  above,  each Fund must satisfy  an  asset  diversification  test in  order to  qualify  as a  regulated investment company (the "Asset  Diversification  Test"). Under this test, at the close of each quarter of each Fund's  taxable year, at least 50% of the value of the  Fund's  assets  must  consist  of cash  and  cash  items,  U.S.  Government securities,  securities of other regulated investment companies,  and securities of other  issuers,  as to which  the Fund has not  invested  more than 5% of the value of the Fund's  total assets in  securities  of such issuer and as to which the Fund does not hold more than 10% of the  outstanding  voting  securities  of such  issuer,  and no more  than 25% of the  value of its  total  assets  may be invested  in the  securities  of any one  issuer  (other  than  U.S.  Government securities and securities of other regulated  investment  companies),  or two or more  issuers  which the Fund  controls  and which  are  engaged  in the same or similar trades or  businesses,  or,  collectively,  in the securities of certain publicly traded partnerships.

For  purposes  of the Asset  Diversification  Test,  the IRS has ruled  that the issuer of a  purchased  listed  call  option on stock is the issuer of the stock underlying the option.  The IRS has also informally ruled that, in general,  the issuers of purchased or written call and put options on securities,  of long and short positions on futures contracts on securities and of options on such future
contracts  are  the  issuers  of  the  securities   underlying   such  financial
instruments where the instruments are traded on an exchange.

Where the writer of a listed call option owns the underlying securities, the IRS has ruled that the Asset  Diversification  Test will be  applied  solely to such securities and not to the value of the option itself. With respect to options on securities indexes,  futures contracts on securities indexes and options on such futures contracts, the IRS has informally ruled that the issuers of such options and futures  contracts are the separate  entities whose securities are listed on the index, in proportion to the weighing of securities in the computation of the index.  It is unclear  under  present law who should be treated as the issuer of forward foreign currency exchange  contracts,  of options on foreign currencies, or of foreign currency  futures and related options.  It has been suggested that the  issuer  in  each  case  may be the  foreign  central  bank  or the  foreign government backing the particular currency.  Due to this uncertainty and because the Funds may not rely on  informal  rulings  of the IRS,  the Funds may find it necessary  to seek a ruling  from  the IRS as to the  application  of the  Asset
Diversification Test to certain of the foregoing types of financial  instruments or to limit its holdings of some or all such instruments in order to stay within the limits of such test.

Under an IRS revenue procedure,  a Fund may treat its position as lender under a repurchase  agreement  as a U.S.  Government  security for purposes of the Asset
Diversification  where the repurchase agreement is fully  collateralized  (under applicable  SEC standards)  with  securities  that  constitute  U.S.  Government securities.

                                       47

If for any  taxable  year a Fund  does not  qualify  as a  regulated  investment company,  all of its taxable  income  (including  its net capital  gain) will be
subject  to  tax  at  regular   corporate   rates   without  any  deduction  for
distributions  to  shareholders,  and  such  distributions  will be  taxable  as ordinary dividends to the extent of such Fund's current and accumulated earnings and profits.  Such  distributions  generally  will be eligible for the dividends received  deduction  (to the extent  discussed  below) in the case of  corporate
shareholders  and  will  be  included  in  the  qualified   dividend  income  of
non-corporate shareholders. See "Fund Distributions" below.

Determination of Taxable Income of a Regulated Investment Company.

In general,  gain or loss  recognized by a Fund on the  disposition  of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally,  at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market  discount  which accrued  during the period of time the Fund held the debt  obligation  unless the Fund made an  election  to accrue market  discount into income.  If a Fund  purchases a debt  obligation  that was originally  issued at a discount,  the Fund is generally  required to include in gross income each year the portion of the original  issue discount which accrues during such year. In addition, under the rules of Code Section 988, gain or loss recognized on the  disposition  of a debt  obligation  denominated  in a foreign currency or an option with respect thereto (but only to the extent  attributable to changes in foreign currency  exchange rates),  and gain or loss recognized on the disposition of a foreign  currency  forward  contract or of foreign currency itself,  will generally be treated as ordinary income or loss. In certain cases, a Fund may make an election to treat such gain or loss as capital.

Certain  hedging  transactions  that may be  engaged  in by certain of the Funds
(such as short sales  "against the box") may be subject to special tax treatment as  "constructive  sales" under Section 1259 of the Code if a Fund holds certain
"appreciated  financial positions" (defined generally as any interest (including a futures or forward  contract,  short  sale or option)  with  respect to stock, certain debt instruments, or partnership interests if there would be a gain were such interest sold, assigned,  or otherwise terminated at its fair market value.
Upon  entering  into  a  constructive  sales  transaction  with  respect  to  an appreciated  financial  position,  a Fund  will  generally  be  deemed  to  have constructively sold such appreciated  financial position and will recognize gain as if such position  were sold,  assigned,  or otherwise  terminated at its fair market value on the date of such  constructive  sale (and will take into account any gain for the taxable year which includes such date).

Some of the forward foreign  currency  exchange  contracts,  options and futures contracts  that  certain  of the Funds may enter into will be subject to special tax treatment as "Section 1256  contracts."  Section 1256  contracts that a Fund holds are  treated as if they are sold for their fair  market  value on the last business day of the taxable year, regardless of whether a taxpayer's obligations
(or  rights)  under such  contracts  have  terminated  (by  delivery,  exercise, entering into a closing  transaction  or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end  deemed  disposition of Section
1256  contracts  is  combined  with any other  gain or loss that was  previously recognized  upon the  termination of Section 1256 contracts  during that taxable year. The net amount of such gain or loss for the entire taxable year (including gain or loss  arising  as a  consequence  of the  year-end  deemed  sale of such contracts)  is  deemed  to be 60%  long-term  and 40%  short-term  gain or loss.
However, in the case of Section 1256 contracts that are forward foreign currency exchange  contracts,  the net  gain or loss  is  separately  determined  and (as discussed above) generally  treated as ordinary income or loss. If such a future or option is held as an  offsetting  position  and can be  considered a straddle under  Section  1092  of the  Code,  such a  straddle  will  constitute  a mixed straddle. A mixed straddle will be subject to both Section 1256 and Section 1092 unless certain elections are made by the Fund.

Other  hedging  transactions  in which  the  Funds  may  engage  may  result  in
"straddles" or "conversion  transactions"  for U.S. federal income tax purposes.
The straddle and conversion  transaction rules may affect the character of gains
(or in the  case of the  straddle  rules,  losses)  realized  by the  Funds.  In addition,  losses realized by the Funds on positions that are part of a straddle may be deferred under the straddle  rules,  rather than being taken into account in  calculating  the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules and the conversion transaction rules have been promulgated,  the tax consequences to the
Funds of hedging  transactions are not

                                       48

entirely clear.  The hedging  transactions may increase the amount of short-term capital gain  realized by the Funds (and, if they are  conversion  transactions, the  amount  of  ordinary  income)  which  is  taxed  as  ordinary  income  when distributed to shareholders.

A Fund's entry into securities  lending  transactions  may cause the replacement income  earned on the loaned  securities  to fall outside of the  definition  of qualified  dividend  income.  This  replacement  income  generally  will  not be eligible for reduced rates of taxation on qualified dividend income, and, to the extent that debt securities are loaned,  will generally not qualify as qualified interest income for foreign withholding tax purposes.

A Fund may enter into swap  agreements.  The rules  governing the tax aspects of swap agreements are in a developing  stage and are not entirely clear in certain respects.  Accordingly, while such Funds intend to account for such transactions in a manner deemed to be  appropriate,  the IRS might not accept such treatment.
If it did not, the status of the Fund as a regulated investment company might be affected.  Certain requirements that must be met under the code in order for the
Fund to qualify as a regulated  investment company may limit the extent to which these  Funds  will be able to engage  in swap  agreements.  The Funds  intend to monitor  developments  in this  area that  provide  for  contingent  nonperiodic payments of this type are in a developing  stage and are not  entirely  clear in certain aspects.

Each Fund may invest in  securities  the U.S.  Federal  income tax  treatment of which may not be clear or may be subject to  recharacterization  by the IRS.  To the  extent  the tax  treatment  of such  securities  or the  income  from  such securities  differs from the tax  treatment  expected by a Fund, it could affect the timing or character of income recognized by the Fund,  requiring the Fund to purchase or sell  securities,  or otherwise  change its  portfolio,  in order to comply with the tax rules applicable to regulated investment companies under the
Code.

Because  application of any of the foregoing rules  governing debt  instruments,
Section 1256 contracts,  constructive sales, straddle,  conversion transactions, securities lending, and swaps may affect the character of gains or losses, defer losses and/or  accelerate  the  recognition of gains or losses from the affected investment or straddle positions,  the taxable income of a Fund may exceed or be less than its book income. Accordingly,  the amount which must be distributed to shareholders  and  which  will be  taxed to  shareholders  as  ordinary  income, qualified  dividend income,  or long-term  capital gain may also differ from the book income of a Fund and may be  increased  or  decreased as compared to a fund that did not engage in such transactions.

Excise Tax on Regulated Investment Companies.

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to  distribute  in each  calendar  year an amount equal to 98% of ordinary taxable  income for the calendar year and 98% of capital gain net income (excess of capital gains over capital  losses) for the one-year  period ended on October
31 of such calendar year (or, at the election of a regulated  investment company having a taxable year ending November 30 or December 31, for its taxable year (a
"taxable year election")). The balance of such income must be distributed during the next calendar  year.  For the  foregoing  purposes,  a regulated  investment company is treated  as having  distributed  any amount on which it is subject to income tax for any taxable year ending in such calendar year.

For purposes of the excise tax, a regulated  investment company shall (1) reduce its capital  gain net income (but not below its net capital  gain) by the amount of any net  ordinary  loss for the  calendar  year and (2)  exclude  Section 988 foreign currency gains and losses incurred after October 31 (or after the end of its taxable year if it has made a taxable  year  election)  in  determining  the amount of ordinary taxable income for the current  calendar year (and,  instead, include such gains and losses in  determining  ordinary  taxable  income for the succeeding calendar year).

Each  Fund  generally  intends  to  make  sufficient   distributions  or  deemed
distributions  of its ordinary  taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, in the event that the Internal  Revenue Service  determines that a Fund is using an improper  method of allocation  for purposes of  equalization  accounting (as discussed above);  such Fund may be liable

                                       49

for  excise  tax.  Moreover,  investors  should  note that a Fund may in certain circumstances be required to liquidate portfolio  investments to make sufficient distributions  to  avoid  excise  tax  liability.  In  addition,  under  certain circumstances, a Fund may elect to pay a minimal amount of excise tax.

PFIC Investments.

The Funds are  permitted  to invest in foreign  equity  securities  and thus may invest in stocks of  foreign  companies  that are  classified  under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is
classified   as  a  PFIC  if  at  least   one-half  of  its  assets   constitute
investment-type  assets  or 75% or more of its gross  income is  investment-type income.  When  investing in PFIC  securities,  a Fund intends to  mark-to-market these  securities  and  recognize  any gains at the end of a Fund's  fiscal  and excise (described above) tax years.  Deductions for losses are allowable only to the extent of any current or previously  recognized gains.  These gains (reduced by allowable  losses) are treated as ordinary  income that a Fund is required to distribute, even though it has not sold the securities.

The application of the PFIC rules may affect,  among other things, the character of gain,  the  amount  of gain or loss and the  timing  of the  recognition  and character  of income with  respect to PFIC  stock,  as well as subject the Funds themselves  to tax on certain  income  from PFIC  stock.  For these  reasons the amount  that must be  distributed  to  shareholders,  and which will be taxed to shareholders as ordinary  income or long-term  capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock.
You should also be aware that the  designation  of a foreign  security as a PFIC security  will cause its income  dividends to fall outside of the  definition of qualified  foreign  corporation  dividends.  These dividends  generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a Fund.

Investment in REMICs.

Certain tax-exempt  shareholders,  including qualified pension plans, individual retirement accounts, salary deferral arrangements (401(k)s) and other tax-exempt entities,  generally are exempt from federal income taxation except with respect to their  unrelated  business  taxable income (UBTI).  To the extent that a Fund invests in REMIC  residual  interests,  a portion of the Fund's  income  that is attributable  to these residual  interests (and which is referred to in the Code as an "excess  inclusion")  will be subject to federal income tax in all events.
Treasury  regulations  that have yet to be issued in final form are  expected to provide that excess inclusion income of regulated investment companies,  such as a Fund, will be allocated to shareholders of the regulated investment company in proportion  to the  dividends  received  by such  shareholders,  with  the  same consequences  as if you held the related REMIC residual  interest  directly.  In general, excess inclusion income allocated to tax-exempt shareholders (i) cannot be offset by net operating  losses  (subject to a limited  exception for certain thrift institutions),  (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual  retirement account, a 401(k) plan or other tax-exempt  entity) subject to tax on unrelated  business income,  thereby  potentially  requiring such an entity that is allocated excess inclusion  income,  and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax.

Fund Distributions.

Each Fund anticipates  distributing  substantially all of its investment company taxable  income for each taxable  year.  Such  distributions  will be taxable to shareholders  as ordinary income and treated as dividends for federal income tax purposes.  It is  anticipated  that a portion of such dividends will qualify for the 70% dividends  received deduction for corporations and as qualified dividend income for individuals and other non-corporate taxpayers as discussed below.

Capital  Gain  Distributions.   A  Fund  may  either  retain  or  distribute  to
shareholders  its  net  capital  gain  (net  long-term  capital  gain  over  net short-term  capital loss) for each taxable year. Each Fund currently  intends to distribute any such amounts.  If net capital gain is distributed  and designated as a capital  gain  dividend,  it will be taxable to  shareholders  as long-term capital  gain (in general,  currently  taxable at a maximum rate of 15% for non-
corporate  shareholders)  regardless of the length of time the  shareholder  has held his shares or

                                       50

whether  such  gain was  recognized  by the Fund  prior to the date on which the shareholder acquired his shares.  Conversely, if a Fund elects to retain its net capital  gain,  the Fund  will be taxed  thereon  (except  to the  extent of any available  capital loss carry forwards) at the 35% corporate tax rate. If a Fund elects to retain its net capital  gain,  it is expected  that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each  shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain,  and will  increase  the tax  basis  for its  shares by an amount equal to the deemed distribution less the tax credit.

Qualified  Dividend Income for Individuals.  Ordinary income dividends paid by a
Fund  to  individuals  and  other  noncorporate  taxpayers  will be  treated  as qualified dividend income that is subject to tax at a maximum rate of 15% to the extent of the amount of qualifying  dividends received by the Fund from domestic corporations  and from foreign  corporations  that are either  incorporated in a possession  of the United  States,  or are eligible for benefits  under  certain income  tax  treaties  with the  United  States  that  include  an  exchange  of information  program. In addition,  qualifying  dividends include dividends paid with respect to stock of a foreign  corporation  that is readily  tradable on an established  securities market in the United States. Also, dividends received by a Fund from  PFICs are not  qualifying  dividends.  If the  qualifying  dividend income  received  by a Fund is equal  to 95% (or a  greater  percentage)  of the
Fund's gross income  (exclusive of net capital gain) in any taxable year, all of the  ordinary  income  dividends  paid by the Fund will be  qualifying  dividend income.

Both a Fund and the investor must meet certain  holding period  requirements  to qualify Fund dividends for this  treatment.  Specifically,  a Fund must hold the stock for at least 61 days during the 121-day  period  beginning  60 days before the stock becomes ex-dividend.  Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend.  The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the  dividend  payment.  When  counting the number of days you held your
Fund  shares,  include the day you sold your shares but not the day you acquired these shares.

Corporate Dividends Received Deduction. Ordinary income dividends paid by a Fund with  respect to a taxable  year will  qualify  for the 70%  dividends  received deduction generally available to corporations (other than corporations,  such as
"S"  corporations,  which are not  eligible for the  deduction  because of their special characteristics and other than for purposes of special taxes such as the accumulated  earnings tax and the personal holding company tax) to the extent of
the  amount  of  qualifying   dividends  received  by  the  Fund  from  domestic
corporations for the taxable year. Also, the alternative  minimum tax applicable to  corporations  may reduce the value of the dividends  received  deduction (as discussed below).

Both a Fund and the  corporate  shareholder  must meet  certain  holding  period requirements to qualify Fund dividends for this treatment.  Specifically, a Fund must hold the stock for at least 46 days during the 91-day  period  beginning 45 days before the stock becomes  ex-dividend.  Similarly,  corporate  shareholders must hold their  Fund  shares  for at least 46 days  during  the  91-day  period beginning 45 days before the Fund distribution goes ex-dividend.

Alternative Minimum Tax.  Alternative minimum tax ("AMT") is imposed in addition to, but only to the extent it  exceeds,  the  regular  tax and is  computed at a maximum rate of 28% for non-corporate  taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption  amount.  However,  the AMT on capital gain dividends and qualified dividend income paid by a Fund to a  non-corporate  shareholder may not exceed a maximum rate of 15%. The corporate dividends received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMTI. However,  corporate shareholders will generally be required to take the full amount of any dividend received from the Fund into account  (without a dividends  received  deduction) in determining their  adjusted  current  earnings,  which are used in computing  an  additional corporate  preference  item (i.e.,  75% of the excess of a corporate  taxpayer's adjusted current earnings over its AMTI (determined  without regard to this item and the AMTI net operating loss deduction)) that is includable in AMTI. However, certain small corporations are wholly exempt from the AMT.

                                       51

Other Distribution Rules. Distributions by a Fund that are not from earnings and profits  will be  treated  as a  return  of  capital  to the  extent  of (and in reduction  of) the  shareholder's  tax basis in his  shares;  any excess will be treated as gain from the sale of his shares.

Distributions by a Fund will be treated in the manner described above regardless of whether  such  distributions  are paid in cash or  reinvested  in  additional shares of the Fund (or of another Fund).  Shareholders  receiving a distribution in the form of additional  shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares  received,  determined as of the reinvestment date.

Ordinarily,  shareholders  are  required  to take  distributions  by a Fund into account  in the year in which the  distributions  are made.  However,  dividends
declared  in  October,   November  or  December  of  any  year  and  payable  to
shareholders  of record on a  specified  date in such a month  will be deemed to have been received by the shareholders  (and made by the Fund) on December 31 of such  calendar  year if such  dividends  are  actually  paid in  January  of the following year.  Shareholders  will be advised  annually as to the U.S.  federal income tax consequences of  distributions  made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

If the net asset  value of shares is  reduced  below a  shareholder's  cost as a result of a distribution by a Fund, such distribution  generally will be taxable even though it  represents  a return of invested  capital.  Investors  should be careful to consider the tax  implications  of buying shares of a Fund just prior to a  distribution.  The price of shares  purchased at this time may reflect the amounts  of the  forthcoming  distribution.  Those  purchasing  just  prior to a distribution  will receive a  distribution  which  generally  will be taxable to them.

U.S.  Government  Interest.   The  income  earned  on  certain  U.S.  government
securities  is  exempt  from  state and local  personal  income  taxes if earned directly by you. States also grant tax-free status to mutual fund dividends paid to you from  interest  earned on these  securities,  subject  in some  states to minimum  investment or reporting  requirements  that must be met by a fund.  The income on Fund investments in certain securities, such as repurchase agreements, commercial  paper and federal  agency-backed  obligations  (e.g.,  Ginnie Mae or
Fannie Mae securities),  generally does not qualify for tax-free treatment.  The rules on exclusion of this income are different for corporations.

Sale or Redemption of Shares.

In general.  A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the  shareholder's  adjusted tax basis in the shares.
Any  gain or loss  arising  from  (or  treated  as  arising  from)  the  sale or redemption of shares of a Fund will be considered  capital gain or loss and will be  long-term  capital  gain or loss if the shares were held for longer than one year.  Currently,  any  long-term  capital gain  recognized  by a  non-corporate shareholder generally will be subject to tax at a maximum rate of 15%.

Redemptions  at a Loss. Any loss incurred on a redemption of shares held for six months or less will be treated as  long-term  capital  loss to the extent of any long-term  capital gain distributed to you by the Fund on those shares.  Capital losses in any year are  deductible  only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

Wash  Sales.  All or a portion of any loss that you realize on a  redemption  of your Fund shares will be  disallowed  to the extent that you buy other shares in the Fund (through  reinvestment of dividends or otherwise) within 30 days before or after your share  redemption.  Any loss disallowed  under these rules will be added to your tax basis in the new shares.

Backup Withholding.

The Funds may be  required  to  withhold  28% of  taxable  distributions  and/or redemption  payments.  By law, a Fund must  withhold  a portion of your  taxable distributions and sales proceeds unless you:

o    provide your correct social security or taxpayer identification number,

                                       52

o    certify that this number is correct,
o    certify that you are not subject to backup withholding, and
o    certify that you are a U.S. person (including a U.S. resident alien).

The Fund also must withhold if the IRS  instructs it to do so. When  withholding is required, the amount will be 28% of any distributions or proceeds paid.

Foreign Shareholders.

Non-U.S. Investors (shareholders who, as to the United States, are a nonresident alien  individual,  foreign  trust or estate,  foreign  corporation,  or foreign partnership)  may be subject to U.S.  withholding and estate tax and are subject to special  U.S.  tax  certification  requirements.  Non-U.S.  Investors  should consult their tax advisors about the  applicability  of U.S. tax withholding and the use of the appropriate forms to certify their status.

In  general.  The United  States  imposes a flat 30%  withholding  tax (or lower treaty rate) on U.S. source dividends.

Capital Gain  Dividends;  Short-Term  Capital Gain  Dividends;  Gain Realized on
Redemption of Shares.  In general,  capital gain  dividends  paid by a Fund from either  long-term or short-term  capital gains,  and amounts  retained by a Fund that are designated as  undistributed  net capital gain, are not subject to U.S.
withholding  tax (unless  attributable  to gain realized on  disposition of U.S.
real property  interests as discussed below) unless you are a nonresident  alien individual present in the United States for a period or periods  aggregating 183 days or more during the taxable year.  Also, you would  generally be exempt from
U.S. federal income tax on gain realized on the redemption of shares of a Fund.

Interest-Related Dividends. Also, interest-related dividends paid by a Fund from qualified  interest income are not subject to U.S.  withholding tax.  "Qualified interest income"  includes,  in general,  U.S. source (1) bank deposit interest,
(2)  short-term  original  discount and (3) interest  (including  original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership  in  which  a Fund  is a  10-percent  shareholder  or is  contingent
interest,   and  (4)  any  interest-related   dividend  from  another  regulated
investment  company.  However,  while a Fund makes every  effort to disclose any amounts of interest-related dividends distributed to its non-U.S.  shareholders,
intermediaries  who  have  assumed  tax  reporting   responsibilities  on  these
distributions  may not have fully  developed  systems  that will allow these tax withholding benefits to be passed through to non-U.S. shareholders.

Ordinary  Dividends;   Effectively   Connected  Income;  Sunset  Rule.  Ordinary
dividends paid by a Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations,  and (ii) the debt of foreign issuers  continue to be subject to U.S.  withholding tax. If you hold your Fund shares in connection  with a U.S. trade or business,  your income and gains will be considered  effectively connected income and taxed in the U.S.
on  a  net  basis  at  the  rates  applicable  to  U.S.   citizens  or  domestic
corporations,  in which  case you may be  required  to file a  nonresident  U.S.
income tax return.  The exemption from  withholding for short-term  capital gain dividends  and  interest-related  dividends  paid  by a Fund  is  effective  for dividends  paid  with  respect  to  taxable  years of the Fund  beginning  after
December 31, 2004 and before January 1, 2008,  unless such exemption is extended or made permanent.

Investment  in U.S.  real  property.  A Fund may invest in equity  securities of corporations that invest in U.S. real property, including Real Estate Investment
Trusts  (REITs).  The sale of a U.S. real  property  interest by a Fund, or by a
REIT or U.S. real property  holding  corporation in which the Fund invests,  may trigger special tax consequences to the Fund's non-U.S. shareholders.

The Foreign  Investment in Real Property Tax Act of 1980 (FIRPTA) makes non-U.S.
persons  subject to U.S. tax on disposition of a U.S. real property  interest as if he or she were a U.S.  person.  Such gain is sometimes  referred to as FIRPTA gain. The Code provides a look-through  rule for distributions of FIRPTA gain by a regulated  investment  company (RIC) if all of the following  requirements are met:

                                       53

o    The RIC is  classified  as a  qualified  investment  entity.  A  "qualified investment  entity"  includes  a RIC if, in  general,  more than 50% of the
     RIC's assets consists of interests in REITs and U.S. real property  holding corporations;
o    You are a  non-U.S.  shareholder  that owns more than 5% of a class of Fund shares at any time  during the  one-year  period  ending on the date of the distribution; and
o    If these conditions are met, Fund  distributions to you are treated as gain from the disposition of a U.S. real property interest (USRPI),  causing the distribution  to be subject to U.S.  withholding  tax at a rate of 35%, and requiring that you to file a nonresident U.S. income tax return.
o    In addition, even if you are a non-U.S. shareholder that owns 5% or less of a class of shares of a Fund  classified as a qualified  investment  entity,
     Fund  Distributions  to you  attributable to gain realized by the Fund from disposition  of USRPI will be treated as ordinary  dividends  (rather  than short- or long-term  capital gain) subject to withholding at a 30% or lower treaty rate.

Because  each Fund  expects to invest  less than 50% of its assets at all times, directly and  indirectly,  in U.S.  real  property  interests,  the Funds do not expect to pay any  dividends  that would be subject to FIRPTA  reporting and tax withholding.

U.S Tax Certification Rules.  Special U.S. tax certification  requirements apply to non-U.S.  shareholders  both to avoid U.S. back up  withholding  imposed at a rate of 28% and to obtain the benefits of any treaty  between the United  States and the shareholder's country of residence.  In general, a non-U.S.  shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person,  to claim that you are the beneficial owner of the income and, if applicable,  to claim a reduced rate of, or exemption from,  withholding as a  resident  of a country  with  which the  United  States  has an income tax treaty. A Form W-8BEN provided  without a U.S.  taxpayer  identification  number will  remain in effect for a period  beginning  on the date signed and ending on the last day of the third  succeeding  calendar year unless an earlier change of circumstances  makes the  information on the form incorrect.  However,  non-U.S.
investors must advise the Fund of any changes of circumstances that would render the information given on the form incorrect,  and must then provide a new W-8BEN to avoid the prospective  application of backup  withholding.  Forms W-8BEN with
U.S. taxpayer  identification  numbers remain valid  indefinitely,  or until the investor  has a change of  circumstances  that  renders the form  incorrect  and necessitates a new form and tax certification.

U.S. Tax Refund. Foreign persons who file a United States tax return to obtain a
U.S. tax refund and who are not eligible to obtain a social security number must apply to the IRS for an individual  taxpayer  identification  number,  using IRS
Form W-7.

U.S.  Estate  Tax.  An  individual  who,  at the time of  death,  is a  Non-U.S.
shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the  graduated  rates  applicable to U.S.  citizens and  residents, unless a treaty  exception  applies.  In the  absence  of a  treaty,  there is a
$13,000 statutory estate tax credit. A partial exemption from U.S estate tax may apply to stock in a Fund  held by the  estate  of a  nonresident  decedent.  The amount  treated as exempt is based upon the  proportion  of the assets held by a
Fund at the end of the quarter  immediately  preceding the decedent's death that are debt  obligations,  deposits,  or other  property  that would  generally  be treated as situated  outside the United  States if held  directly by the estate.
This  provision  applies to decedents  dying after  December 31, 2004 and before
January 1, 2008, unless such provision is extended or made permanent.  Transfers by gift of shares of a Fund by a non-U.S. shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. The tax consequences to a non-U.S.  shareholder  entitled  to claim the  benefits of an  applicable  tax treaty may be different from those described herein.  Non-U.S.  shareholders are urged to consult  their own tax  advisers  with  respect to the  particular  tax consequences to them of an investment in a Fund,  including the applicability of foreign tax.

Foreign Income Tax.

Investment  income received by a Fund from sources within foreign  countries may be subject to foreign  income tax withheld at the source.  The United States has entered into tax treaties with many foreign  countries which entitle the Fund to a reduced rate of, or exemption  from,  tax on such income.  It is

                                       54

impossible to determine  the effective  rate of foreign tax in advance since the amount of the Fund's  assets to be invested in various  countries  is not known.
Any such  foreign  income  taxes  withheld at the source could reduce the Fund's income dividends paid to you.

Effect of Future Legislation; Local Tax Considerations.

The foregoing  general  discussion of U.S.  federal income tax  consequences  is based on the Code and the regulations issued thereunder as in effect on the date
of  this   Statement  of   Additional   Information.   Future   legislative   or
administrative   changes  or  court  decisions  may  significantly   change  the
conclusions  expressed  herein,  and any such  changes or  decisions  may have a retroactive effect with respect to the transactions contemplated herein.

Rules of state and local taxation of ordinary income,  qualified dividend income and capital gain  dividends  may differ from the rules for U.S.  federal  income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each  shareholder's  particular  situation.
Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from  those  summarized  above.  Shareholders  are  urged to  consult  their tax advisers  as to the  consequences  of these and other  state and local tax rules affecting investment in the Funds.

THIS  DISCUSSION  OF  "TAXATION"  IS NOT  INTENDED  OR WRITTEN TO BE USED AS TAX
ADVICE AND DOES NOT PURPORT TO DEAL WITH ALL FEDERAL TAX CONSEQUENCES APPLICABLE
TO ALL  CATEGORIES OF INVESTORS,  SOME OF WHICH MAY BE SUBJECT TO SPECIAL RULES.
YOU SHOULD CONSULT YOUR OWN TAX ADVISOR REGARDING YOUR PARTICULAR  CIRCUMSTANCES
BEFORE MAKING AN INVESTMENT IN THE FUNDS.

PERFORMANCE INFORMATION

Total Return

Average  annual  total  return  quotations,  used in  Bridgeway  Funds'  printed materials,  for the one-,  five-, and ten-year periods (when available) ended on the date of the most recent balance sheet included in the registration statement are determined by finding the average annual compounded rates of return over the one-,  five-, and ten-year periods that would equate the initial amount invested to the ending redeemable value, by the following formula:

                               P (1 + T) (n) = ERV

where "P" equals  hypothetical  initial  payment of $1,000;  "T" equals  average annual total return; "n" equals the number of years; and "ERV" equals the ending redeemable value at the end of the period of a hypothetical  $1,000 payment made at the  beginning of the one-,  five- and ten-years  periods,  at the end of the one-, five- and ten-year periods (or fractional portion thereof).

Total return after taxes on distributions is computed according to the following formula:

                             P (1 + T) (n) = ATV(D)

Where "P" = a hypothetical initial payment of $1,000; "T" = average annual total return (after taxes on  distribution);  "n" = number of years,  and ATV(d) = the ending value of a hypothetical $1,000 payment made at the beginning of the one-, five- and ten-year  periods at the end of such  periods (or portions  thereof if applicable) after taxes on fund distributions but not after taxes on redemption.

Total  return after taxes on  distributions  and sale of fund shares is computed according to the following formula:

                             P (1 + T) (n) = ATV(DR)

Where "P" = a hypothetical initial payment of $1,000; "T" = average annual total return (after taxes on distributions and redemption);  "n" = number of years and
ATV(dr)  = the  ending  value  of a  hypothetical

                                       55

$1,000 payment made at the beginning of the one-,  five- and ten-year periods at the end of such periods (or portions thereof if applicable)  after taxes on fund distributions and redemption.

                               As of June 30, 2006
                                                                                        10 Years or Since
Total Return Before Taxes                            1 Year            5 Year           Inception (if less)
--------------------------------------------------- --------         -----------      ------------------------
Aggressive Investors 1 Fund                          21.81%             10.45%                   19.61%
Aggressive Investors 2 Fund                          21.65%              N/A                     13.31%
Ultra-Small Company Fund                             25.58%             25.83%                   21.95%
Ultra-Small Company Market Fund                      15.07%             22.35%                   16.78%
Micro-Cap Limited Fund                               14.93%             13.89%                   19.67%
Small-Cap Growth Fund                                22.20%              N/A                     15.71%
Small-Cap Value Fund                                 25.25%              N/A                     19.36%
Large-Cap Growth Fund                                10.09%              N/A                      7.45%
Large-Cap Value Fund                                 14.69%              N/A                     15.51%
Blue Chip 35 Index Fund                               6.64%              1.28%                    5.26%
Balanced Fund                                         7.83%              5.87%                    5.87%

                                                                                        10 Years or Since
Total Return After Taxes on Distributions            1 Year            5 Year           Inception (if less)
-------------------------------------------------- ---------         -----------      ------------------------
Aggressive Investors 1 Fund                          19.76%            10.08%                    18.04%
Aggressive Investors 2 Fund                          21.24%              N/A                     13.23%
Ultra-Small Company Fund                             23.11%            22.88%                    25.25%
Ultra-Small Company Market Fund                      14.52%            22.16%                    16.64%
Micro-Cap Limited Fund                               12.69%            11.38%                    17.55%
Small-Cap Growth Fund                                22.20%              N/A                     15.71%
Small-Cap Value Fund                                 25.25%              N/A                     19.36%
Large-Cap Growth Fund                                10.09%              N/A                      7.45%
Large-Cap Value Fund                                 14.05%              N/A                     15.23%
Blue Chip 35 Index Fund                               6.10%             0.79%                     4.86%
Balanced Fund                                         7.29%              N/A                      5.52%

Total Return After Taxes on                                                             10 Years or Since
Distributions and Sale of Fund Shares                1 Year            5 Year           Inception (if less)
-------------------------------------------------- ---------         -----------      -----------------------
Aggressive Investors 1 Fund                          18.24%             9.07%                    16.86%
Aggressive Investors 2 Fund                          18.96%              N/A                     11.64%
Ultra-Small Company Fund                             20.98%            21.76%                    24.26%
Ultra-Small Company Market Fund                      12.73%            19.88%                    15.17%
Micro-Cap Limited Fund                               12.77%            11.07%                    16.66%
Small-Cap Growth Fund                                18.87%              N/A                     13.58%
Small-Cap Value Fund                                 21.47%              N/A                     16.79%
Large-Cap Growth Fund                                 8.58%              N/A                      6.39%
Large-Cap Value Fund                                 12.00%              N/A                     13.22%
Blue Chip 35 Index Fund                               5.34%             0.79%                     4.33%
Balanced Fund                                         6.38%              N/A                      4.86%

Any  disclosure  will also  include the length of and the last day in the period used in computing the quotation and a description of the method by which average total return is calculated.

The time periods used in sales literature,  under the foregoing formula, will be based on rolling calendar  quarters,  updated to the last day of the most recent quarter prior to submission of the sales  literature  for  publication.  Average annual total return,  or "T" in the formula,  is computed by finding the average annual  compounded rates of return over the period that would equate the initial amount  invested to the ending  redeemable  value.  Average  annual total return assumes the reinvestment of all dividends and distributions.

Yield

                                       56

Annualized yield quotations based on a 30-day (or one month) period ended on the date of the most recent balance sheet included in Bridgeway Funds'  registration statement,  and used in its sales  literature  and  promotional  materials,  are computed by  dividing  the net  investment  income per share  earned  during the period by the  maximum  offering  price per share on the last day of the period, according to the following formula:

                      YIELD = 2 [ ((a-b)/(cd) + 1)(6) - 1]

where "a" equals  dividends and interest  earned  during the period;  "b" equals expenses accrued for the period, (net of reimbursements); "c" equals the average daily  number of shares  outstanding  during the  period  that are  entitled  to receive  dividends;  and "d" equals the maximum  offering price per share on the last day of the period.

Any such  disclosure  will also  include  the  length of and the last day in the period used in computing the quotation and a description  of the method by which yield is calculated.

Except as noted below,  in determining  net investment  income earned during the period ("a" in the above formula), Bridgeway Funds calculates interest earned on each  debt  obligation  held  by it  during  the  period  by (1)  computing  the obligation's  yield to  maturity,  based on the market  value of the  obligation
(including  actual accrued  interest) on the last business day of the period or, if the  obligation  was  purchased  during the period,  the purchase  price plus accrued interest;  (2) dividing the yield to maturity by 360 and multiplying the resulting  quotient  by the market  value of the  obligation  (including  actual accrued  interest).  Once interest earned is calculated in this fashion for each debt  obligation  held  by  Bridgeway  Funds,  net  investment  income  is  then determined by totaling all such interest earned.

For purposes of these  calculations,  the maturity of an obligation  with one or more call  provisions  is  assumed  to be the next date on which the  obligation reasonably can be expected to be called or, if not, the maturity date.

Other Information

Bridgeway  Funds'  performance  data  quoted  in  sales  and  other  promotional materials represents past performance and is not intended to predict or indicate future  results.  The return and  principal  value of an investment in Bridgeway
Funds will fluctuate,  and an investor's redemption proceeds may be more or less than the original  investment amount. In advertising and promotional  materials,
Bridgeway  Funds may  compare  its  performance  with data  published  by Lipper
Analytical Services, Inc. ("Lipper"), or Morningstar, Inc. ("Morningstar"); Fund
rankings and other data,  such as comparative  asset,  expense,  and fee levels, published by Lipper,  Morningstar, or Bloomberg; and advertising and comparative mutual fund data and ratings reported in independent periodicals including,  but not limited to, THE WALL STREET JOURNAL,  MONEY,  FORBES,  VALUE LINE,  BUSINESS
WEEK, FINANCIAL WORD and BARRON'S.

GENERAL INFORMATION

Bridgeway  Funds is  authorized to issue  1,000,000,000  shares of common stock,
$.001 par value (the "Common Stock"). It is not contemplated that regular annual meetings of shareholders  will be held. No amendment may be made to the Articles of Incorporation without the affirmative vote of the holders of more than 50% of
Bridgeway  Funds'  outstanding  shares.  There  normally  will be no meetings of shareholders for the purpose of electing Directors unless and until such time as the Board is comprised of less than a majority of the Directors  holding  office have been elected by  shareholders,  at which time the Directors  then in office will call a shareholders' meeting for the election of Directors. Bridgeway Funds has undertaken to afford  shareholders  certain  rights,  including the right to call a meeting of  shareholders  for the purpose of voting on the removal of one or more Directors. Such removal can be effected upon the action of two-thirds of outstanding Bridgeway Funds shares. The Directors are required to call a meeting of  shareholders  for the  purpose of voting on the  question  of removal of any
Director  when  requested in writing to do so by  shareholders  of record of not less than 10% of Bridgeway Funds'  outstanding  shares. The

                                       57

Directors  will then, if requested by the  applicants  (i.e.,  the  shareholders applying for removal of the Director), mail the applicant's communication to all other shareholders, at the applicant's expense.

FINANCIAL STATEMENTS

The audited financial statements of each Fund for the fiscal year ended June 30,
2006 and the report of the Funds' independent  registered public accounting firm in connection  therewith are included in the 2006 Annual Report to  Shareholders and are incorporated by reference in this Statement of Additional Information.

The Funds' financial statements for the year ended June 30, 2006 were audited by
Briggs, Bunting & Dougherty, LLP, whose report thereon is included in the Funds'
annual report.

                                       58

                        APPENDIX A - PROXY VOTING POLICY

                       BRIDGEWAY CAPITAL MANAGEMENT, INC.

                               PROXY VOTING POLICY

                            Revised February 16, 2007

I.   Overview

This proxy  voting  policy (the  "policy")  is  designed  to provide  reasonable assurance  that proxies are voted in the clients' best economic  interest,  when the  responsibility  for voting  client  proxies  rests with  Bridgeway  Capital
Management ("BCM" or "Adviser").  BCM shall vote proxies for clients pursuant to the authority granted in the investment management agreement between BCM and its client.  Letty Wanzong is  responsible  for  oversight of voting client  proxies according to this policy.  Should the  Investment  Management  Team's  review be required  of a specific  proxy  voting  matter as outlined  within this  policy,
Michael  Whipple of the Investment  Management  Team will perform this function.
BCM's Compliance Committee is responsible for reviewing this policy on a regular basis.  Questions  regarding  this  policy  should be  directed  to BCM's  Chief
Compliance Officer ("CCO").

II.  Record Retention Requirements

BCM or its representative shall keep the following proxy voting records:

A.   Current and required historical proxy voting polices and procedures;
B.   Proxy  statements   received   regarding  client   securities.   Electronic
     statements,  such as those maintained on EDGAR or by a proxy voting service are acceptable;
C.   Records of proxy votes cast on behalf of each client;
D.   Records of client requests (written or oral) for proxy voting  information, including a record of the information provided by BCM; and
E.   Documents  prepared by BCM that were material to making the decision of how to vote proxies on behalf of a client.

BCM will keep records in accordance with its Books and Records Policy.

III. Conflicts of Interest

A.   Overview

     BCM may encounter a material  conflict in voting client proxies.  BCM has a duty to recognize a material  conflict  and to resolve the conflict  before voting the proxy.  For  purposes  of this  policy,  material  conflicts  of interest are defined as those  conflicts  that a reasonable  investor would view as important in making a decision regarding how to vote a proxy.

     Examples of material conflicts include (but are not limited to):

     1.   BCM  provides  investment  management  services  to  a  company  whose management is soliciting proxies; and
     2.   A BCM  partner(1) has a business or personal  relationship  (such as a close  friend or  spouse)  with a member of  executive  management,  a participant  in the proxy  contest,  or a  corporate  director  of the company.

     See BCM's Conflicts Policy for more information.
_______________________________
(1) In the spirit of Bridgeway Capital Management's  non-hierarchical  corporate structure,  staff members refer to one another as "partners."  Bridgeway Capital
Management,  Inc.  is an  S-Corporation.  The use of the term  does not  imply a partnership  organizational  structure.  The use of the term  "partner"  in this document refers to any member of the Bridgeway Capital Management staff.

                                       59

B.   Identifying Conflicts of Interest

     1.   The CCO  maintains a listing of all  material  business  conflicts  of interests - those  business  relationships  between the firm and other parties  that are deemed to be  material  and may result in a conflict with respect to a future proxy contest.

     2.   All  partners  are  required to disclose  all  personal  and  familial relationships  that may present a material  conflict of interest  with respect to a future proxy  contest.  Partners who are unsure whether a relationship should be disclosed as a material conflict should consult
          Compliance.

C.   Resolving Material Conflicts of Interest

     Unless a client requests  otherwise,  BCM shall follow one of the following actions to ensure the proxy voting  decision is based on the client's  best interests and is not a result of the conflict.

     1.   Engage an independent party to determine how to vote the proxy;
     2.   Refer the proxy to a client or to a  representative  of the client for voting purposes;
     3.   Disclose the conflict to the affected  clients and seek their  consent to vote the proxy prior to casting the vote; or
     4.   Prepare a written  summary  report that (i) describes the conflict and procedures  used by BCM to address the  conflict;  (ii)  discloses any contacts from outside parties (other than routine  communications from proxy solicitors) regarding the proposal;  and (iii) confirms that the recommendation  was made solely on the investment  merits of the proxy proposal.  The completed  report will be maintained by Compliance  who shall  confirm  the  proxy  is voted in  accordance  with the  written summary report.

IV.  Disclosure

A.   The Adviser will  disclose in its Form ADV Part II that clients may contact the Adviser via telephone at 1-800-661-3550 in order to obtain  information on how the Adviser  voted such client's  proxies,  and to request a copy of this policy.  If a client requests this  information, partner Letty Wanzong will prepare a written  response to the client that lists,  with respect to each voted proxy that the client has  inquired  about,  (1) the name of the issuer,  (2) the  proposal  voted  upon and (3) how the  Adviser  voted the client's proxy.

B.   A concise  summary of this Proxy  Voting  Policy  will be  included  in the
     Adviser's  Form ADV Part II, and will be updated  whenever  this  policy is updated.

V.   Proxy Voting Guidelines

The  Adviser  strives to  encourage  corporate  responsibility,  which  includes
respectful   treatment  of  workers,   suppliers,   customers  and  communities,
environmental  stewardship,  product  integrity and high  standards of corporate ethics as well as more traditional measures of sound corporate  governance.  The
Adviser believes this contributes to the long term health of an organization and its  shareholders.  These Proxy Voting Guidelines  ("Guidelines")  summarize the
Adviser's  position on various  issues of concern to investors  and give general indication  as to how the Adviser,  on behalf of each of its clients,  will vote shares on each issue.

The  guidelines  are not meant to be  exhaustive,  nor can they  anticipate  all voting issues which may be presented to the Adviser.

A.   Corporate Governance

     1.   Boards of Directors

     The  Board  of  Directors  is   responsible   for  the  governance  of  the
     corporation,  including  representing  the  interests of  shareholders  and overseeing the company's relationships with other stakeholders.

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     BCM will oppose  entire  boards of directors  which do not include at least one  female and at least one  person of an ethnic  minority  group and will therefore exercise this position by voting against proposed slates.

     BCM will  support  proposals  requesting  that the majority of directors be independent  and that  the  board  audit,  compensation  and/or  nominating committees be composed exclusively of independent directors.

     2.   Independent Chair (Separate Chair/CEO)

     BCM will generally support shareholder  proposals requiring the position of chair be filled by an  independent  director  unless  there are  compelling reasons to  recommend  against  the  proposal,  such as a  counterbalancing
     governance  structure.  A  counterbalancing   governance  structure  should
     include all of the following:

     o    Designated lead director,  elected by and from the  independent  board members with clearly  delineated and comprehensive  duties.  (The role may alternatively reside with a presiding director,  vice chairman, or rotating lead  director;  however the director must serve a minimum of one year in order to qualify as a lead director.) At a minimum, a lead director should:

          >>   Preside at all meetings of the board at which the chairman is not
               present,   including   executive   sessions  of  the  independent
               directors;

          >>   Serve  as  liaison  between  the  chairman  and  the  independent directors;

          >>   Approve information sent to the board;

          >>   Approve meeting agendas for the board;

          >>   Approve meeting schedules to assure that there is sufficient time for discussion of all agenda items;

          >>   Have the authority to call meetings of the independent directors;
               and

          >>   If requested by major  shareholders,  ensure that he is available for consultation and direct communication.

     o    Two-thirds independent board;

     o    All-independent key committees;

     o    Established governance guidelines;

     o    The company should not have underperformed both its industry peers and index on both a one-year  and  three-year  total  shareholder  returns basis,  unless  there has been a change in the  Chairman/CEO  position within that time; and

     o    The company does not have any problematic governance issues.

     3.   Limitations, Director Liability and Indemnification

     Because of increased  litigation  brought against directors of corporations and the increased costs of director's liability insurance, many states have passed laws limiting director liability for actions taken in good faith. It is argued that such  indemnification  is necessary for companies to be able to attract the most  qualified  individuals  to their boards.  In addition, many companies are seeking to add indemnification of directors to corporate bylaws.

     BCM will ordinarily  support proposals  seeking to indemnify  directors and limit  director  liability  for acts  excluding  fraud or other  wanton  or willful  misconduct or illegal acts, but will oppose  proposals  seeking to indemnify directors for all acts.

     4.   Director Stock Ownership

     Corporate  directors  should own some amount of stock of the  companies  on which  they  serve  as board  members.  It is a  simple  way to  align  the interests of directors and  shareholders.  However,

                                       61

     many highly qualified individuals such as academics and clergy might not be able to meet this requirement. A preferred solution is to look at the board nominees  individually  and take stock  ownership into  consideration  when voting on candidates.

     BCM will oppose shareholder  proposals requiring directors to own a minimum amount of company  stock in order to qualify as a director  or to remain on the board.

     BCM will oppose  shareholder  proposals  that seek to  establish  mandatory share ownership requirements for directors.

     BCM will  support  shareholder  proposals  that ask  directors  to accept a certain percentage of their annual retainer in the form of stock.

     5.   Limit Directors' Tenure

     Those who support term limits argue that this  requirement  would bring new ideas and  approaches to a board.  However,  we prefer to look at directors and their  contributions  to the board  individually  rather  than impose a strict rule.

     BCM will  oppose  shareholder  proposals  to limit the  tenure  of  outside directors.

     6.   Increase Authorized Common Stock

     BCM will generally  support the  authorization  of additional  common stock necessary to facilitate a stock split.

     BCM will examine and vote on a case-by case basis proposals authorizing the issuance of  additional  common stock.  If the company  already has a large amount of stock authorized but not issued, or reserved for its stock option plans,  or where the request is to increase shares by more than 100 percent of the current  authorization,  BCM will  ordinarily  oppose the  proposals
     (unless  there  is  a  convincing  business  plan  for  use  of  additional authorized  common stock) due to concerns that the authorized but un-issued shares will be used as a poison pill or other takeover defense.

     7.   Blank Check Preferred Stock

     Preferred stock is an equity  security,  which has certain features similar to debt instruments,  such as fixed dividend payments,  seniority of claims to common  stock,  and in most cases no voting  rights.  The terms of blank check preferred stock give the board of directors the power to issue shares of preferred  stock at their  discretion--with  voting rights,  conversion, distribution  and  other  rights to be  determined  by the board at time of issue.  Blank  check  preferred  stock  can be  used  for  sound  corporate purposes, but could be used as a device to thwart hostile takeovers without shareholder approval.

     BCM will support  proposals to create blank check  preferred stock in cases when the  company  expressly  states  that the stock  will not be used as a takeover defense or carry superior voting rights.

     BCM will oppose  proposals that would authorize the creation of new classes of  preferred  stock with  unspecified  voting,  conversion,  dividend  and distribution, and other rights.

     BCM will  oppose an  increase  in the  number  of  authorized  blank  check preferred  shares  if the  company  does  not  have  any  preferred  shares outstanding or shares reserved for a specific purpose.

     BCM will support proposals to authorize  preferred stock in cases where the company specifies the voting dividend,  conversion and other rights of such stock and the terms of the preferred stock appear reasonable.

                                       62

     BCM will vote on a case-by-case  basis  proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's  industry and performance in terms of shareholder return.

     8.   Classified or "Staggered" Board

     On a classified (or staggered)  board,  directors are divided into separate classes (usually three) with directors in each class elected to overlapping three-year  terms.  Companies  argue that such boards offer  continuity  in direction which promotes  long-term  planning.  However,  in some instances they may serve to deter unwanted  takeovers  since a potential  buyer would have to wait at least two years to gain a majority of board seats.

     BCM will generally  support  proposals to elect all board members  annually and remove staggered boards.

     9.   Reincorporation

     Corporations  are in  general  bound by the laws of the state in which they
     are  incorporated.   Companies  reincorporate  for  a  variety  of  reasons
     including shifting  incorporation to a state where the company has its most active operations or corporate  headquarters,  or shifting incorporation to take  advantage  of state  corporate  takeover  laws,  or to reduce  tax or regulatory burdens.

     While each  reincorporation  proposal  will be  evaluated  based on its own merits,  BCM will generally support  reincorporation  resolutions for valid business  reasons  (such  as  reincorporating  in  the  same  state  as the corporate headquarters).

     10.  Charter and By-Laws

     There may be proposals  involving changes to corporate  charters or by-laws that are not otherwise addressed in or anticipated by these Guidelines.

     BCM will support bylaw or charter changes that are of a housekeeping nature
     (i.e., updates or corrections).

     11.  Cumulative Voting

     Cumulative voting allows  shareholders to "stack" their votes behind one or few  directors  running  for board  seats,  thereby  helping a minority  of shareholders to win board representation.  Cumulative voting gives minority shareholders  a voice in corporate  affairs  proportionate  to their actual strength in voting shares.  However, like many tools, cumulative voting can be  misused.  In  general,  where  shareowner  rights  and  voice  are well protected by a strong,  diverse,  and independent board and key committees, where shareowners may call special meetings or act by written consent,  and in the absence of strong  anti-takeover  provisions,  cumulative  voting is usually unnecessary.

     BCM will generally oppose proposals to eliminate cumulative voting.

     BCM will generally  support  proposals to restore or provide for cumulative voting unless the company meets all of the following criteria:

     o    Majority  vote standard in director  elections,  including a carve-out for plurality voting in contested situations;

     o    Annually elected board;

     o    Two-thirds of the board composed of independent directors;

     o    Nominating committee composed solely of independent directors;

     o    Confidential voting;  however, there may be a provision for suspending confidential voting during proxy contests;

                                       63

     o    Ability of  shareholders  to call  special  meetings or act by written consent with 90 days' notice;

     o    Absence of superior voting rights for one or more classes of stock;

     o    Board does not have the right to change the size of the board beyond a stated range that has been approved by shareholders;

     o    The company has not  under-performed its both industry peers and index on both a one-year and  three-year  total  shareholder  returns basis, unless  there has been a change in the CEO  position  within  the last three years; and

     o    No director received a WITHHOLD vote level of 35% or more of the votes cast in the previous election.

     12.  Selection of Auditor

     Annual ratification of the selection of the outside accountants is standard practice.  While it is recognized  that the company is in the best position to evaluate  the  competence  of the outside  accountants,  we believe that outside  accountants must ultimately be accountable to shareholders.  Audit committees  have been the  subject of a report  released by the Blue Ribbon
     Commission on Improving the  Effectiveness of Corporate Audit Committees in
     conjunction  with the New York Stock  Exchange  ("NYSE")  and the  National
     Association of Securities  Dealers.  The Blue Ribbon  Commission  concluded that audit  committees  must improve  their  current  level of oversight of independent accountants.  The NYSE and the American Stock Exchange ("AMEX")
     have also adopted  requirements  for audit committee  operations for listed companies.  Given  the  rash of  accounting  irregularities  that  were not detected  by audit  panels  or  auditors,  shareholder  ratification  is an essential step in restoring investor confidence.

     BCM will oppose the  resolutions  seeking  ratification of the auditor when fees for financial systems design and  implementation  exceed audit and all other fees, as this can compromise the independence of the auditor.

     BCM will oppose the resolutions seeking  ratification of the auditor if the auditors have significant other professional or personal relationships with the corporation that compromises the auditor's independence.

B.   Executive Compensation

     1.   Disclosure of CEO, Executive, Board and Management Compensation

     BCM will oppose an  executive  compensation  proposal if it is believed the compensation does not reflect the economic and social  circumstances of the company  (i.e.  at times of layoffs,  downsizing,  employee  wage  freezes, etc.).

     Generally,  support shareholder  proposals seeking additional disclosure of executive and director pay information,  provided the information requested is  relevant  to  shareholders'  needs,  would  not  put the  company  at a competitive  disadvantage  relative  to its  industry,  and  is not  unduly burdensome to the company.

     2.   Formation and Independence of Compensation Review Committee

     BCM will support  shareholder  resolutions  requesting  the  formation of a
     committee  of  independent   directors  to  review  and  examine  executive
     compensation.

     3.   Stock Options for Directors and Executives

     During  the  1990s,  the use of stock  options  in  executive  compensation soared. While the stock market was gaining, few investors  complained.  Yet after  the  fall  of the  market,  executive  compensation,  and the use of option-based  compensation  in particular,  continued to increase at levels that seemed disconnected from the change in companies'  financial fortunes.
     Many  investors

                                       64

     began to question  whether  stock option grants to senior  executives  were serving  their  intended  function:  of aligning  the  interests of company management with those of shareowners.

     BCM will ordinarily oppose proposals to approve stock option plans in which the dilutive  effect  exceeds 10 percent of share value,  or, for companies with small market capitalization,  15 percent of share value. Option grants
     that  are  below  these   thresholds  will  be  examined  and  voted  on  a
     case-by-case basis to evaluate whether there are valid business reasons for the grants.

     BCM will  ordinarily  oppose  proposals to approve  stock option plans that contain  provisions  for  automatic  re-pricing,  unless such plans contain provisions to limit unrestricted  resale of shares purchased with re-priced options.

     BCM will examine and vote on a case-by-case  basis proposals for re-pricing of underwater options.

     BCM will  ordinarily  oppose  proposals to approve  stock option plans that have option exercise prices below the market price on the day of the grant.

     BCM will ordinarily  support proposals  requiring that all option plans and option re-pricing must be submitted for shareholder approval.

     BCM will  ordinarily  oppose  proposals to approve  stock option plans with
     "evergreen"  features,  reserving a specified percentage of stock for award each year with no termination date.

     BCM will  ordinarily  support  proposals to approve  stock option plans for outside directors subject to the same constraints previously described.

     BCM will ordinarily support proposals requesting indexing of stock options.

     BCM will ordinarily  support  proposals  requesting  expensing future stock options.

     4.   Employee Stock Ownership Plan (ESOPs)

     BCM will  generally  support  proposals to approve ESOPs created to promote active employee ownership.

     5.   Ratio Between CEO and Worker Pay

     BCM will generally support  proposals  requesting that management report on the ratio between CEO and employee compensation.

     6.   Executive Compensation Tie to Non-Financial Performance

     BCM will support  proposals  asking  companies  to review  their  executive compensation as it links to  non-financial  performance  such as diversity, labor and human rights, environment,  community relations, and other social issues.

     7.   Golden Parachutes

     Golden  parachutes are  compensation  agreements that provide for severance payments to top  executives  who are  terminated  or demoted  pursuant to a takeover or other change in control.  Companies  argue that such provisions are  necessary to keep  executives  from  "jumping  ship" during  potential takeover attempts. While BCM recognizes the merits of this argument, golden parachutes often impede takeover attempts that we believe  shareowners have the right and the responsibility to consider.

                                       65

     BCM  will  examine  and  vote  on a  case-by-case  basis  golden  parachute contracts,  based upon an evaluation  of the  particular  golden  parachute itself and taking into  consideration  total management  compensation,  the employees  covered by the plan,  quality of management,  size of the payout and any leveraged buyout or takeover restrictions.

C.   Mergers, Acquisitions, Spin-offs, and Other Corporate Restructuring

     1.   Poison Pills

     Poison  pills (or  shareowner  rights  plans) are  triggered by an unwanted takeover  attempt and cause a variety of events to occur which may make the company  financially  less attractive to the suitor.  Typically,  directors have enacted  these plans  without  shareowner  approval.  Most poison pill resolutions deal with shareowner  ratification of poison pills or repealing them altogether.

     BCM will  generally  oppose poison pills or shareowner  rights plans unless
     management   has  a  valid  reason  (e.g.,   company  is  emerging  from  a
     reorganization).  In these cases, BCM may support such a plan that includes a sunset provision.

D.   Social Issue Resolutions

     1.   CERES Principles

     The  Coalition  for  Environmentally   Responsible   Economies  (CERES),  a
     coalition  comprised of social investors and  environmental  organizations, has  developed  an  environmental  corporate  code of conduct  (the  "CERES
     Principles").   The  CERES   Principles   ask   corporations   to   conduct
     environmental   audits  of  their   operations,   establish   environmental
     management   practices,   and  assume   responsibility  for  damages  their
     operations  cause  to the  environment,  among  other  things.  Shareholder resolutions  have been  introduced  that either ask companies to (1) become signatories  of the CERES  Principles  or (2)  produce a report  addressing management's response to each of the points raised in the CERES Principles.

     BCM will vote in support of resolutions  requesting that a company become a signatory to the CERES Principles.

     2.   Workplace Issues

          a.   Labor Relations

          Shareholders  have asked  companies  to develop  codes of conduct that address a number of labor  relations  issues,  including use of forced labor,  fair  wages,  and safe  working  conditions  and the  right to organize and bargain collectively.

          BCM will vote in support of  proposals  requesting  companies to adopt and/or report on appropriate  codes of conduct  regarding global labor practices.

          b.   Diversity and Equal Employment Opportunity

          Women and minorities have long been subject to  discrimination  in the workplace  - denied  access to jobs,  promotions,  benefits  and other entitlements  on account of race or gender.  Women and  minorities are still  significantly  underrepresented  in the ranks of management and
          other  high  income  positions,   and   overrepresented  in  the  more
          poorly-paid  categories,  including  office and  clerical  workers and service workers.

          BCM  will  support  proposals  asking  companies  to  report  on their
          progress  in  meeting  the   recommendations   of  the  Glass  Ceiling
          Commission and to eliminate all vestiges of "glass ceilings" for women and minority employees.

                                       66

          BCM will  ordinarily  support  proposals  asking  companies to include language in Equal Employment Opportunity (EEO) statements specifically barring any form of discrimination.

     3.   Product Safety and Impact

          a.   Animal Welfare

          BCM  will  generally  support  resolutions  seeking  information  on a company's  animal testing  practices,  or requesting  that  management develop cost-effective alternatives to animal testing.

          b.   Tobacco Business

          INSURANCE AND HEALTH CARE COMPANIES INVESTING IN TOBACCO INDUSTRY

          Shareholders  have asked  insurance and health care company  boards to report on the  appropriateness of investments in the tobacco industry.
          They have also  asked for  reports on the impact of smoking on benefit payments for death, disease and property loss.

          BCM will  generally  support  resolutions  that ask  companies  not to invest in the stocks of tobacco companies.

          SALES OF NON-TOBACCO PRODUCTS TO TOBACCO INDUSTRY

          Shareholders   have  asked  companies  making   significant  sales  of
          non-tobacco  products to the  tobacco  industry to study the effect of ending these transactions or to stop immediately.

          BCM will generally support  resolutions that ask companies to research the impact of ceasing business  transactions with the tobacco industry and finally ending transactions altogether.

     4.   International Operations and Human Rights

          a.   Country-Specific Human Rights Proposals

          There are numerous  countries with a record of egregious  human rights abuses, such as China, Indonesia, and Nigeria. A number of shareholder proposals have requested that companies  operating in these  countries develop human rights  guidelines.  We expect that  management of these companies address these challenges through a variety of strategies and
          programs,   such  as  labor  and  human   rights   codes  of  conduct,
          country-specific development programs, etc.

          NOTE:  BCM MAY INVEST IN  COMPANIES  THAT  OPERATE IN  COUNTRIES  WITH
          EGREGIOUS  HUMAN  RIGHT  PRACTICES  IF WE FIND  THAT  THE  COMPANY  IS
          PROMOTING POSITIVE DEVELOPMENT.

          BCM will  examine  on a  case-by-case  basis  proposals  that  request companies  to  develop  human  rights  codes of conduct  and  periodic reporting on operations in countries with regressive regimes.

     5.   Weapons Contracting

          a.   Weapons/Military Conversion

          Resolutions   typically  ask  companies  with   significant   military
          contracts  to report on future  plans to  diversify  or convert to the production of civilian goods and services.

                                       67

          BCM will  support  resolutions  calling  for  reports on the scale and character of military production or technology to civilian purposes.

          b.   Political Action Committees and Political Partisanship

          Shareholders have a right to know how corporate assets are being spent in  furtherance  of political  campaigns,  social causes or government lobbying  activities.  Although companies are already required to make such  disclosures  pursuant to federal and state law, such information is often not readily available to investors and shareowners.

          BCM will ordinarily  support  resolutions asking companies to disclose political  contributions  made either  directly  or through  political action committees.

          BCM will ordinarily  support  resolutions asking companies to disclose the magnitude and character of public policy lobbying activities.

                                       68

                         APPENDIX B - PORTFOLIO MANAGERS

The  following  provides  information   regarding  the  portfolio  managers  and
investment  team members  identified  in the Funds'  prospectus:  (1) the dollar range of their investments in each Fund; (2) a description of their compensation structure;  and (3)  information  regarding  other accounts  managed by them and potential conflicts of interest that might arise from the management of multiple accounts.

                            INVESTMENTS IN EACH FUND
                              (As of June 30, 2006)

The table below  provides the dollar range of  investments in each Fund directly or indirectly  owned by John  Montgomery,  the portfolio  manager for all of the
Bridgeway Funds except for Balanced Fund.

                                                                       Bridgeway Capital
                                             Investments Held            Management's
                                          Individually or Jointly        Ownership of
Fund                                          with Spouse(1)            Fund Shares(2)                Total
--------------------------------         -------------------------- ------------------------ -------------------------
Aggressive Investors 1 Fund                    $100,001 - $500,000         Over  $1,000,000          Over  $1,000,000
Aggressive Investors 2 Fund                    $100,001 - $500,000         Over  $1,000,000          Over  $1,000,000
Ultra-Small Company Fund                       $100,001 - $500,000         Over  $1,000,000          Over  $1,000,000
Ultra-Small Company Market Fund                  $10,001 - $50,000      $100,001 - $500,000       $100,001 - $500,000
Micro-Cap Limited Fund                         $100,001 - $500,000         Over  $1,000,000          Over  $1,000,000
Small-Cap Growth Fund                            $10,001 - $50,000      $100,001 - $500,000       $100,001 - $500,000
Small-Cap Value Fund                             $10,001 - $50,000      $100,001 - $500,000       $100,001 - $500,000
Large-Cap Growth Fund                            $10,001 - $50,000      $100,001 - $500,000       $100,001 - $500,000
Large-Cap Value Fund                             $10,001 - $50,000      $100,001 - $500,000       $100,001 - $500,000
Blue Chip 35 Index Fund                          $10,001 - $50,000      $100,001 - $500,000       $100,001 - $500,000
Balanced Fund                                   $50,001 - $100,000         Over  $1,000,000          Over  $1,000,000

(1) This column  reflects  investments  in a Fund's shares owned directly by the portfolio manager or beneficially  owned by the portfolio manager (as determined in accordance with Rule 16a-1(a)(2)  under the Securities  Exchange Act of 1934, as  amended).  The  portfolio  manager is presumed to be a  beneficial  owner of securities that are held by his or her immediate family members sharing the same household.

(2) Mr. Montgomery  controls the Adviser due to the level of his stock ownership in the  Adviser and also has or shares  investment  control  over the  Adviser's investments.  As a result, under Rule 16a-1(a)(2) of the Securities Exchange Act of 1934, he is deemed to beneficially own the investments made by the Adviser in shares of the Funds.  This column  reflects the Adviser's  total  investments in shares  of the  Funds  managed  by  Mr.  Montgomery.  Note,  however,  that  Mr.
Montgomery only owns 66% of the outstanding shares of the Adviser.

The table below  provides the dollar range of  investments in each Fund owned by
Richard P.  Cancelmo,  Jr., the portfolio  manager for Balanced  Fund, and Elena
Khoziaeva  and  Michael  Whipple,  each of whom is a  member  of the  investment management  team that has joint and  primary  responsibility  for the  day-today management of all of the Bridgeway Funds except for Balanced Fund.

Fund and Name of Portfolio Manager                         Dollar Range of Investments in Each Fund(1) (2)
---------------------------------------------------------- -----------------------------------------------------------
AGGRESSIVE INVESTORS 1 FUND
Elena Khoziaeva                                            $50,001 - $100,000
Michael Whipple                                            $10,001 - $50,000
AGGRESSIVE INVESTORS 2 FUND
Elena Khoziaeva                                            None

                                       69

Michael Whipple                                            $10,001 - $50,000
ULTRA-SMALL COMPANY FUND
Elena Khoziaeva                                            $10,001 - $50,000
Michael Whipple                                            $10,001 - $50,000
ULTRA-SMALL COMPANY MARKET FUND
Elena Khoziaeva                                            None
Michael Whipple                                            None
MICRO-CAP LIMITED FUND
Elena Khoziaeva                                            None
Michael Whipple                                            $10,001 - $50,000
SMALL-CAP GROWTH FUND
Elena Khoziaeva                                            None
Michael Whipple                                            None
SMALL-CAP VALUE FUND
Elena Khoziaeva                                            $1 - $10,000
Michael Whipple                                            None
LARGE-CAP GROWTH FUND
Elena Khoziaeva                                            None
Michael Whipple                                            None
LARGE-CAP VALUE FUND
Elena Khoziaeva                                            None
Michael Whipple                                            None
BLUE CHIP 35 INDEX FUND
Richard P. Cancelmo, Jr.                                   $1 - $10,000
Elena Khoziaeva                                            None
Michael Whipple                                            None
BALANCED FUND
Richard P. Cancelmo, Jr.                                   $100,001 - $500,000
Elena Khoziaeva                                            $10,001 - $50,000
Michael Whipple                                            $1 - $10,000

(1) This column  reflects  investments  in a Fund's shares owned directly by the portfolio  manager or  investment  team  member,  or  beneficially  owned by the portfolio  manager or investment  team member (as determined in accordance  with
Rule  16a-1(a)(2)  under the  Securities  Exchange Act of 1934,  as amended).  A portfolio manager or investment team member is presumed to be a beneficial owner of securities  that are held by his or her immediate  family members sharing the same household.

(2) Mr.  Cancelmo,  Jr., Ms.  Khoziaeva  and Mr.  Whipple also own shares in the
Adviser due to their  participation  in the Adviser's  Employee Stock  Ownership
Program  ("ESOP").  As a result,  each of them  indirectly owns a portion of the investments made by the Adviser in shares of the Funds. As of June 30, 2006, the
Adviser owned shares of all eleven Bridgeway  Funds.  These indirect amounts are not reflected in the table above.

                                       70

                      DESCRIPTION OF COMPENSATION STRUCTURE

The  objective  of the  Adviser's  compensation  program is to  provide  pay and long-term compensation for its employees (who are all referred to as "partners")
that is competitive with the mutual fund/investment  advisory market relative to the Adviser's size and geographical  location. The Adviser evaluates competitive market  compensation  by  reviewing  compensation  survey  results  conducted by independent third parties involved in investment industry compensation.

The  members of the  Investment  Management  Team,  including  John  Montgomery,
Richard  Cancelmo,   Jr.  ("Dick"),   Elena  Khoziaeva,   and  Michael  Whipple,
participate  in a  compensation  program that  includes  base salary,  bonus and long-term incentives. Each member's base salary is a function of industry salary rates and individual  performance as measured against yearly goals.  These goals
typically   include  measures  for  integrity,   communications   (internal  and
external),  team work, leadership and investment performance of their respective funds.  The bonus portion of compensation  also is a function of industry salary rates as well as the  overall  profitability  of the  Adviser  relative  to peer companies.  The Adviser's profitability is primarily affected by a) assets under management,  b)  management  fees,  for which some  actively  managed Funds have performance based fees relative to stock market  benchmarks,  c) operating costs of the Adviser and d) tax rates.

Fund  performance  impacts  overall  compensation  in  two  broad  ways.  First, generally assets under management increase with positive long-term  performance.
An increase in assets  increases total  management fees and likely increases the
Adviser's  profitability (although certain Funds do not demonstrate economies of scale and other funds have management  fees which reflect  economies of scale to shareholders). Second, Aggressive Investors 1 Fund, Aggressive Investors 2 Fund,
Micro-Cap Limited Fund,  Small-Cap Growth Fund,  Small-Cap Value Fund, Large-Cap
Growth Fund and Large-Cap Value Fund have performance-based management fees that are a  function  of  trailing  five-year  before-tax  performance  of each  Fund relative to its specific market benchmark.  Should the Fund's performance exceed the benchmark,  the Adviser may make more total management fees and increase its profitability.  On the  other  hand,  should  the  Fund's  performance  lag  the benchmark, the Adviser may experience a decrease in profitability.

Finally,  all  investment  management  team  members  participate  in  long-term incentive programs including a Simplified Employee Pension Individual Retirement
Account (SEP IRA) and ownership  programs in the Adviser.  With the exception of
John  Montgomery,  investment  team  members  (as  well as all of the  Adviser's partners)  participate in an Employee Stock Ownership  Program and Phantom Stock
Program  of the  Adviser.  The  value of this  ownership  is a  function  of the profitability and growth of the Adviser.  The Adviser is an "S" Corporation with
John Montgomery as the majority owner. Therefore, he does not participate in the
ESOP, but the value of his ownership stake is impacted by the  profitability and growth of the Adviser.  However,  by policy of the Adviser,  John Montgomery may only  receive  distributions  from the  Adviser in an amount  equal to the taxes incurred from his corporate ownership due to the "S" corporation structure.

Historically,  the Adviser has voluntarily  disclosed the annual compensation of its two primary  portfolio  managers:  John  Montgomery and Dick  Cancelmo.  The following table summarizes John's and Dick's annual compensation.  These figures are based on the Adviser's unaudited financial records and individual W-2 forms.

                                                                                     Capital
                                                                 SEP/IRA          Contributions/
   Name                            Year          Salary        Contribution     Distributions(1),(2)
   --------------------------------------------------------------------------------------------------
   John Montgomery                 1993                                             $(211,000)
                                   1994                                             $(217,000)
                                   1995         $70,284                             $(10,000)
                                   1996         $29,833                             $(12,000)
                                   1997         $158,041                              $8,200

                                       71

                                   1998         $93,096                                 $0
                                   1999         $224,421         $13,612             $32,107
                                   2000         $278,265         $13,729             $422,387
                                   2001         $282,701         $14,135                $0
                                   2002         $350,785         $10,000                $0
                                   2003         $403,533         $10,000                $0
                                   2004         $396,863         $10,000                $0
                                   2005         $517,773         $10,000                $0

   Richard P. Cancelmo, Jr.        2001         $192,208          $9,610                $0
                                   2002         $235,026         $10,000                $0
                                   2003         $257,060         $10,000                $0
                                   2004         $318,657         $10,000                $0
                                   2005         $312,587         $10,000                $0

(1) John helped  capitalize  Bridgeway  Capital  Management,  Inc. with personal funds and a personal loan in 1993 and 1994. Distributions from 1997 through 2000 were to reimburse  John for interest and  principal on the personal  loan amount only. The final distribution for this purpose was made in 2000.
(2) As an "S" Corporation,  Bridgeway Capital  Management,  Inc.'s federal taxes are paid at the  individual  rather  than  corporate  level.  Bridgeway  Capital
Management,  Inc.  distributes an amount to Bridgeway  Capital  shareholders  to cover these taxes at the maximum  individual tax rate. These  distributions  are not included in this table.

                             OTHER MANAGED ACCOUNTS
                              (As of June 30, 2006)

The Adviser's portfolio managers use proprietary  quantitative investment models which are used in connection  with the management of certain  Bridgeway Funds as well as other mutual funds for which the Adviser acts as  sub-adviser  and other separate accounts managed for organizations and individuals. The following chart reflects information  regarding other accounts (excluding the Fund(s)) for which each portfolio manager has day-to-day management responsibilities.  Accounts are grouped into three  categories:  (i) mutual funds,  (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance  ("performance-based fees"), information on those accounts is specifically broken out.

Richard  Cancelmo,  Jr.  does not manage any other  accounts.  As a result,  the information  below is provided  only for John  Montgomery,  Elena  Khoziaeva and
Michael Whipple.

John Montgomery, Elena Khoziaeva and Michael Whipple

-----------------------------------------------------------------------------------------------------------------------

                                                                                             TOTAL ASSETS IN ACCOUNTS
                                                                 NUMBER OF ACCOUNTS WHERE     WHERE ADVISORY FEE IS
                           NUMBER OF       TOTAL ASSETS IN       ADVISORY FEE IS BASED ON        BASED ON ACCOUNT
                           ACCOUNTS           ACCOUNTS             ACCOUNT PERFORMANCE             PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------
 Registered Investment
       Companies               2           $1,152,729,711                  1                     $1,079,863,346
-----------------------------------------------------------------------------------------------------------------------
     Other Pooled
  Investment Vehicles         ---                ---                      ---                          ---
-----------------------------------------------------------------------------------------------------------------------

    Other Accounts            31            $227,635,618                   29                     $288,660,844
-----------------------------------------------------------------------------------------------------------------------

                                       72

                         POTENTIAL CONFLICTS OF INTEREST

Actual or apparent  conflicts of interest may arise when a portfolio manager has day-to-day  management  responsibilities  with  respect to more than one fund or other  account.  Set forth  below is a  description  of  material  conflicts  of interest  that may arise in  connection  with a  portfolio  manager  who manages multiple funds and/or other accounts:

     o    The management of multiple funds and/or other accounts may result in a portfolio  manager  devoting  varying periods of time and attention to the  management of each fund and/or other  account.  As a result,  the portfolio  manager may not be able to formulate as complete a strategy or identify equally  attractive  investment  opportunities for each of those  accounts  as  might  be the  case if he or she  were to  devote substantially  more  attention to the management of a single fund. The
          Adviser  believes  this  problem  may be  significantly  mitigated  by
          Bridgeway's  use of  quantitative  models,  which drive stock  picking decisions of its actively managed funds.

     o    If a portfolio manager  identifies an investment  opportunity that may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that  opportunity  due to an allocation of filled  purchase or sale orders across all eligible funds and other accounts. Accordingly, the Adviser has developed guidelines to address the priority order in allocating investment opportunities.

     o    At  times,  a  portfolio  manager  may  determine  that an  investment opportunity  may be  appropriate  for only  some of the funds or other accounts for which he or she exercises investment  responsibility,  or may decide  that  certain of the funds or other  accounts  should take differing  positions with respect to a particular  security.  In these cases, the portfolio  manager may place separate  transactions for one or more funds or other accounts,  which may affect the market price of the security or the  execution  of the  transaction,  or both,  to the detriment of one or more other funds or accounts.

     o    With respect to  securities  transactions  for the funds,  the Adviser determines which broker to use to execute each order,  consistent with its duty to seek best  execution of the  transaction.  The Adviser may place separate, non-simultaneous,  transactions for a fund and another account that may  temporarily  affect the market price of the security or the execution of the transaction,  or both, to the detriment of the fund or the other account.  The Adviser seeks to mitigate this problem through  a random  rotation  of order in the  allocation  of  executed trades.

     o    With respect to  securities  transactions  for the funds,  the Adviser determines which broker to use to execute each order,  consistent with its duty to seek best  execution  of the  transaction.  However,  with respect to certain  other  accounts  (such as other pooled  investment vehicles  that are not  registered  mutual funds,  and other  accounts managed for organizations and individuals), the Adviser may be limited by the  client  with  respect  to the  selection  of brokers or may be instructed  to direct  trades  through a particular  broker.  In these
          cases,   the   Adviser   or  its   affiliates   may  place   separate,
          non-simultaneous, transactions for a fund and another account that may temporarily  affect the market price of the security or the  execution of the transaction, or both, to the detriment of the fund or the other account.

     o    The  appearance  of a conflict of interest may arise where the Adviser has an incentive,  such as a performance based management fee or other differing fee  structure,  which relates to the management of one fund or other  account but not all funds and accounts with respect to which a portfolio manager has day-to-day management responsibilities.

The  Adviser  and  the  Funds  have  adopted  certain  compliance  policies  and procedures that are designed to address these types of conflicts. However, there is no guarantee  that such  procedures  will detect each and every  situation in which an actual or potential conflict may arise.

                                       73